UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2009

        EXTENDED MARKET INDEX FUND



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ===============================================

     SEMIANNUAL REPORT
     USAA EXTENDED MARKET INDEX FUND
     JUNE 30, 2009

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX(SM*).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

*On March 31, 2009, the Dow Jones Wilshire Indexes were discontinued. As a result, the Dow Jones Wilshire 4500 Completion Index now is referred to as the Dow Jones U.S. Completion Total Stock Market Index. There is no change in the calculation of the Index as a result of the change.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

    Financial Statements                                                     12

    Financial Highlights                                                     15

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              22

ADVISORY AGREEMENT                                                           24

  MASTER EXTENDED MARKET INDEX SERIES:

    Schedule of Investments                                                  31

    Financial Statements                                                     86

    Financial Highlights                                                     89

    Notes to Financial Statements                                            90

ADVISORY AGREEMENTS                                                          99

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

". . . WHEN THE ECONOMY AND MARKETS
EVENTUALLY TURN, ONLY THOSE WHO ARE              [PHOTO OF CHRISTOPHER W. CLAUS]
INVESTED WILL BE IN A POSITION TO
POTENTIALLY BENEFIT . . ."

--------------------------------------------------------------------------------

JULY 2009

"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to

================================================================================

2  | USAA EXTENDED MARKET INDEX FUND

================================================================================

lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o   PERFORMANCE

    For the six-month period ended June 30, 2009, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones U.S. Completion Total Stock Market Index (the Index). For the semiannual period ended June 30, 2009, the Index returned 9.54%, while the USAA Extended Market Index Fund returned 9.03%.

o   PERFORMANCE ANALYSIS

    Equity markets came back strong in the second quarter, aided in part by the positive momentum from March 2009, as well as generally stronger-than-expected economic data in a few key areas. The broad-market S&P 500(R) Index posted a total return of 15.93% for the second quarter and is now in positive territory for the year-to-date, with a total return of 3.16%. Shares of large-cap value companies fared better than large-cap growth stocks, as the S&P 500/Citigroup Value Index returned 17.51%, while the S&P 500/Citigroup Growth Index returned 14.60%.

    For its part, the Federal Reserve (the Fed) maintained the target range for the federal funds target rate at 0% - 0.25% following its two-day policy meeting in late June, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The post-meeting statement contained few changes, but included a slight upgrade about the current economic outlook, less

    Refer to page 8 for benchmark definitions.

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged S&P 500/Citigroup and Value Indices are an exhaustive, multifactor style series covering the entire market capitalization of the S&P 500 Index.

================================================================================

4  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    angst about deflation risk and no change in current balance sheet policies. However, the Fed commented that it "is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted."

    The most recent data from the U.S. Department of Labor's Bureau of Labor Statistics indicated that the U.S. unemployment rate was 9.5% in June 2009, its highest level in more than 25 years. Nonfarm payroll employment fell by a larger-than-expected 467,000 during the month, pushing total losses since the start of the recession in December 2007 to 6.5 million. Job losses were widespread, with the manufacturing, professional and business services, and construction industry groups particularly hard-hit. As has been the case throughout the recession, healthcare and education continued to add jobs.

    The Consumer Price Index increased at a seasonally adjusted rate of 0.1% in May 2009, after being unchanged in April 2009. Following declines in the previous two months, the index for energy increased 0.2% in May 2009, with a rise in the gasoline index more than offsetting declines in other energy indexes. The food index fell for the fourth straight month, down 0.2%.

    Real gross domestic product (GDP) decreased at an annualized rate of 5.5% in the first quarter of 2009, according to the Bureau of Economic Analysis of the U.S. Department of Commerce, after plunging 6.3% during the fourth quarter of 2008. Consumer spending -- the largest component of GDP -- climbed 1.4% during the second quarter, following a 4.3% drop in the prior quarter. With a 0.5% drop in the third quarter of 2008, GDP has now fallen three consecutive quarters.

    INFORMATION IS AS OF JUNE 30, 2009. THE FUND IS ACTIVELY MANAGED, AND ITS CHARACTERISTICS WILL VARY. THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH, OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES, OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 30, 2009, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NONPROPRIETARY SOURCES DEEMED BY BLACKROCK, INC. TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

    (C)2009 BLACKROCK, INC. ALL RIGHTS RESERVED.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 308 funds within the Lipper Mid-Cap Core Funds category for the overall period ended June 30, 2009. The Fund received a Lipper Leader rating for Expense among 308 and 253 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2009. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                         6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                           $219.9 Million              $194.9 Million
Net Asset Value Per Share                 $8.21                      $7.53

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/09
--------------------------------------------------------------------------------
12/31/08 TO 6/30/09*      1 YEAR          5 YEARS       SINCE INCEPTION 10/27/00
      9.03%              -27.72%           -0.38%                 0.41%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT               0.90%       AFTER REIMBURSEMENT     0.50%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 1.05% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, AND BEFORE EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             DOW JONES U.S. COMPLETION
                TOTAL STOCK MARKET          USAA EXTENDED MARKET           DOW JONES U.S. COMPLETION
                  INDEX (LINKED)*                INDEX FUND                TOTAL STOCK MARKET** INDEX
10/27/00             $10,000.00                  $10,000.00                        $10,000.00
10/31/00              10,323.39                   10,400.00                         10,323.39
11/30/00               8,564.81                    8,840.00                          8,564.81
12/31/00               9,107.08                    9,360.00                          9,107.08
01/31/01               9,602.08                    9,750.00                          9,602.08
02/28/01               8,435.11                    8,670.00                          8,435.11
03/31/01               7,661.19                    7,960.00                          7,661.19
04/30/01               8,471.57                    8,750.00                          8,471.57
05/31/01               8,671.93                    8,940.00                          8,671.93
06/30/01               8,742.12                    8,980.00                          8,742.12
07/31/01               8,335.76                    8,600.00                          8,335.76
08/31/01               7,930.51                    8,200.00                          7,930.51
09/30/01               6,910.55                    7,160.00                          6,910.55
10/31/01               7,272.72                    7,520.00                          7,272.72
11/30/01               7,838.05                    8,100.00                          7,838.05
12/31/01               8,257.78                    8,515.19                          8,257.78
01/31/02               8,101.63                    8,362.22                          8,101.63
02/28/02               7,872.36                    8,127.67                          7,872.36
03/31/02               8,405.97                    8,678.36                          8,405.97
04/30/02               8,323.50                    8,576.38                          8,323.50
05/31/02               8,139.64                    8,372.42                          8,139.64
06/30/02               7,582.86                    7,801.34                          7,582.86
07/31/02               6,845.37                    7,036.51                          6,845.37
08/31/02               6,885.03                    7,077.30                          6,885.03
09/30/02               6,420.72                    6,598.00                          6,420.72
10/31/02               6,631.58                    6,822.35                          6,631.58
11/30/02               7,086.48                    7,281.25                          7,086.48
12/31/02               6,788.06                    6,965.60                          6,788.06
01/31/03               6,641.52                    6,811.95                          6,641.52
02/28/03               6,472.58                    6,648.05                          6,472.58
03/31/03               6,568.34                    6,750.49                          6,568.34
04/30/03               7,115.69                    7,313.88                          7,115.69
05/31/03               7,791.94                    8,020.69                          7,791.94
06/30/03               7,977.04                    8,194.83                          7,977.04
07/31/03               8,349.67                    8,563.59                          8,349.67
08/31/03               8,699.62                    8,922.12                          8,699.62
09/30/03               8,591.59                    8,799.20                          8,591.59
10/31/03               9,245.96                    9,475.27                          9,245.96
11/30/03               9,564.92                    9,792.82                          9,564.92
12/31/03               9,763.91                    9,991.64                          9,763.91
01/31/04              10,113.77                   10,331.21                         10,113.77
02/29/04              10,290.80                   10,516.43                         10,290.80
03/31/04              10,334.38                   10,567.88                         10,334.38
04/30/04               9,919.07                   10,125.41                          9,919.07
05/31/04              10,069.92                   10,279.76                         10,068.70
06/30/04              10,332.42                   10,557.59                         10,345.84
07/31/04               9,757.06                    9,971.06                          9,772.32
08/31/04               9,760.49                    9,971.06                          9,773.31
09/30/04              10,158.66                   10,362.08                         10,149.06
10/31/04              10,386.81                   10,578.17                         10,336.59
11/30/04              11,093.01                   11,298.47                         11,058.16
12/31/04              11,576.89                   11,782.13                         11,530.71
01/31/05              11,196.93                   11,384.16                         11,140.17
02/28/05              11,399.78                   11,593.62                         11,355.73
03/31/05              11,197.94                   11,405.10                         11,138.04
04/30/05              10,818.89                   11,017.60                         10,731.02
05/31/05              11,460.55                   11,666.93                         11,370.54
06/30/05              11,829.85                   12,033.48                         11,741.50
07/31/05              12,480.80                   12,682.81                         12,402.48
08/31/05              12,334.00                   12,536.19                         12,260.29
09/30/05              12,410.46                   12,609.50                         12,353.24
10/31/05              12,143.24                   12,337.20                         12,063.19
11/30/05              12,711.46                   12,934.16                         12,625.95
12/31/05              12,766.48                   12,973.80                         12,687.10
01/31/06              13,569.69                   13,788.68                         13,520.29
02/28/06              13,445.93                   13,670.74                         13,386.26
03/31/06              13,949.36                   14,185.40                         13,896.14
04/30/06              14,014.88                   14,239.02                         13,953.33
05/31/06              13,448.73                   13,638.57                         13,350.99
06/30/06              13,470.55                   13,660.02                         13,389.26
07/31/06              13,092.72                   13,274.02                         13,011.19
08/31/06              13,382.46                   13,552.80                         13,290.39
09/30/06              13,535.54                   13,702.91                         13,411.95
10/31/06              14,209.09                   14,378.40                         14,079.23
11/30/06              14,742.65                   14,903.79                         14,588.95
12/31/06              14,817.78                   14,960.32                         14,626.04
01/31/07              15,310.94                   15,454.87                         15,097.79
02/28/07              15,233.31                   15,364.95                         15,060.52
03/31/07              15,397.60                   15,522.31                         15,223.82
04/30/07              15,753.83                   15,870.75                         15,601.06
05/31/07              16,403.72                   16,533.91                         16,272.50
06/30/07              16,209.60                   16,320.35                         16,033.51
07/31/07              15,529.10                   15,612.23                         15,314.41
08/31/07              15,670.25                   15,758.35                         15,468.66
09/30/07              16,174.43                   16,252.91                         15,937.69
10/31/07              16,713.75                   16,769.94                         16,409.00
11/30/07              15,740.44                   15,792.07                         15,488.57
12/31/07              15,672.13                   15,665.09                         15,414.92
01/31/08              14,646.59                   14,641.39                         14,463.28
02/29/08              14,380.22                   14,343.80                         14,150.98
03/31/08              14,084.36                   14,058.11                         13,900.20
04/30/08              14,853.76                   14,831.84                         14,658.22
05/31/08              15,526.79                   15,498.44                         15,356.40
06/30/08              14,342.35                   14,331.89                         14,204.90
07/31/08              14,207.23                   14,189.05                         14,071.07
08/31/08              14,483.65                   14,474.74                         14,344.85
09/30/08              12,909.81                   12,915.37                         12,786.09
10/31/08              10,245.94                   10,248.97                         10,147.75
11/30/08               9,078.55                    9,082.42                          8,991.55
12/31/08               9,489.42                    9,501.45                          9,398.48
01/31/09               8,780.48                    8,769.60                          8,696.33
02/28/09               7,921.82                    7,911.57                          7,845.91
03/31/09               8,604.87                    8,592.95                          8,522.41
04/30/09               9,898.08                    9,880.00                          9,803.22
05/31/09              10,309.84                   10,283.78                         10,211.04
06/30/09              10,394.89                   10,359.48                         10,295.27

                                   [END CHART]

           Data from 10/27/00 to 6/30/09.

*The Dow Jones U.S. Completion Total Stock Market Index (linked) includes the performance of the Dow Jones Wilshire 4500 Full Cap Index from the Fund's inception October 27, 2000, through June 30, 2008, and the performance of the Dow Jones U.S. Completion Total Stock Market Index from June 30, 2008, through June 30, 2009.

**On June 30, 2008, Dow Jones Indexes and Wilshire Associates finalized a conversion of the Dow Jones Wilshire 4500 Completion Index from a full-cap weighting to a float-adjusted weighting. Subsequently, on March 31, 2009, the Dow Jones Wilshire Indexes were discontinued. As a result, the Dow Jones Wilshire 4500 Completion Index now is referred to as the Dow Jones U.S. Completion Total Stock Market Index (the Index). There is no change in the calculation of the Index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 6/30/09
                               (% of Net Assets)*

    Berkshire Hathaway, Inc. Class A .................................  5.2%
    Visa, Inc. Class A ...............................................  1.3%
    Accenture Ltd. Class A ...........................................  1.0%
    Liberty Media Corp. -- Entertainment Class A .....................  0.7%
    Kinder Morgan Energy Partners LP .................................  0.4%
    Annaly Capital Management, Inc. ..................................  0.4%
    Enterprise Products Partners LP ..................................  0.4%
    First Solar, Inc. ................................................  0.4%
    Activision Blizzard, Inc. ........................................  0.4%
    Bunge Ltd. .......................................................  0.4%

                                TOP 10 INDUSTRIES
                                  AS OF 6/30/09
                               (% of Net Assets)*

    Nonlife Insurance ................................................  9.0%
    Technology Hardware & Equipment ..................................  6.4%
    Support Services .................................................  5.2%
    Health Care Equipment & Services .................................  5.2%
    Oil Equipment, Services & Distribution ...........................  4.9%
    General Retailers ................................................  4.8%
    Real Estate Investment Trusts (REITs) ............................  4.7%
    Software & Computer Services .....................................  4.4%
    Banks ............................................................  4.4%
    Pharmaceuticals & Biotechnology ..................................  4.3%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 31-84.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                      o  ASSET ALLOCATION* -- 6/30/2009  o

                         [PIE CHART OF ASSET ALLOCATION]

Nonlife Insurance                                                           9.0%
Technology Hardware & Equipment                                             6.4%
Support Services                                                            5.2%
Health Care Equipment & Services                                            5.2%
Oil Equipment, Services & Distribution                                      4.9%
General Retailers                                                           4.8%
Real Estate Investment Trusts (REITs)                                       4.7%
Software & Computer Services                                                4.4%
Banks                                                                       4.4%
Pharmaceuticals & Biotechnology                                             4.3%
Financial Services                                                          4.2%
Oil & Gas Producers                                                         3.4%
Electronic & Electrical Equipment                                           3.2%
Travel & Leisure                                                            3.2%
Media                                                                       3.0%
Electricity                                                                 2.4%
Industrial Engineering                                                      2.3%
Chemicals                                                                   2.3%
Other**                                                                    27.1%

* Percentages are of the net assets of the Series, not the net assets of the Fund.

** Industries with less than 2.0% of the Series' net assets and short-term securities.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value          $219,861,413
  Receivable for capital shares sold                                             142,713
  Receivable due from USAA Investment Management Company
    (Note 4B)                                                                    130,181
                                                                            ------------
        Total assets                                                         220,134,307
                                                                            ------------

LIABILITIES
  Payable for purchase in Master Extended Market Index Series                     55,760
  Payable for capital shares redeemed                                             86,952
  Accrued transfer agency fees                                                    15,744
  Other accrued expenses and payables                                             45,274
                                                                            ------------
        Total liabilities                                                        203,730
                                                                            ------------
          Net assets applicable to capital shares outstanding               $219,930,577
                                                                            ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $301,489,540
  Accumulated undistributed net investment income                                799,830
  Accumulated net realized loss from investments and
    futures transactions                                                      (5,296,718)
  Net unrealized deprecation on investments and futures contracts            (77,062,075)
                                                                            ------------
        Net assets applicable to capital shares outstanding                 $219,930,577
                                                                            ============
  Capital shares outstanding                                                  26,778,817
                                                                            ============
  Net asset value, redemption price, and offering price per share           $       8.21
                                                                            ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends                                                                $ 1,061,690
    Foreign taxes withheld                                                          (831)
    Income - affiliated                                                           19,858
    Securities lending - affiliated                                               78,172
                                                                             -----------
        Total income                                                           1,158,889
          Expenses                                                              (108,663)
                                                                             -----------
  Net allocated investment income                                              1,050,226
                                                                             -----------
FUND EXPENSES
  Administration and servicing fees                                              364,984
  Transfer agent's fees                                                          429,759
  Custody and accounting fees                                                      2,328
  Shareholder reporting fees                                                      19,836
  Postage                                                                         19,836
  Trustees' fees                                                                   4,959
  Registration fees                                                               17,775
  Professional fees                                                               31,990
  Other                                                                            4,959
                                                                             -----------
        Total Fund expenses before reimbursement                                 896,426
  Expenses reimbursed                                                           (526,981)
                                                                             -----------
        Total Fund expenses after reimbursement                                  369,445
                                                                             -----------
NET INVESTMENT INCOME                                                            680,781
                                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES

  Net realized loss from investment transactions                              (1,639,561)
  Net realized gain from futures transactions                                    806,067
  Net change in unrealized appreciation/depreciation on
    investments and futures contracts                                         18,217,354
                                                                             -----------
        Net allocated realized and unrealized gain on investments
          and futures contracts                                               17,383,860
                                                                             -----------
  Increase in net assets from operations                                     $18,064,641
                                                                             ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2009 (unaudited), and year ended December 31,
2008

----------------------------------------------------------------------------------------------
                                                                  6/30/2009         12/31/2008
----------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                      $    680,781      $   2,878,206
    Net realized gain (loss) from investment transactions        (1,639,561)        10,218,690
    Net realized gain (loss) from futures transactions              806,067         (6,763,214)
    Net change in unrealized appreciation/depreciation
        on investments and futures contracts                     18,217,354       (132,543,070)
                                                               -------------------------------
        Net increase (decrease) in net assets from
            operations                                           18,064,641       (126,209,388)
                                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                 -         (2,707,034)
    Net realized gains                                                    -         (7,669,466)
                                                               -------------------------------
        Distributions to shareholders                                     -        (10,376,500)
                                                               -------------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                    24,280,370         76,468,585
    Reinvested dividends                                                (24)        10,204,785
    Cost of shares redeemed                                     (17,273,707)       (65,417,713)
                                                               -------------------------------
        Net increase in net assets from capital
            share transactions                                    7,006,639         21,255,657
                                                               -------------------------------
    Capital contribution from USAA Transfer Agency
        Company                                                           -             21,469
                                                               -------------------------------
    Net increase (decrease) in net assets                        25,071,280       (115,308,762)
NET ASSETS
    Beginning of period                                         194,859,297        310,168,059
                                                               -------------------------------
    End of period                                              $219,930,577      $ 194,859,297
                                                               ===============================
Accumulated undistributed net investment income
    End of period                                              $    799,830      $     119,049
                                                               ===============================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                   3,321,299          7,018,237
    Shares issued for reinvested dividends                               (3)         1,446,354
    Shares redeemed                                              (2,426,179)        (6,142,971)
                                                               -------------------------------
        Increase in shares outstanding                              895,117          2,321,620
                                                               ===============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                 SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                  YEARS ENDED DECEMBER 31,
                                ----------------------------------------------------------------------
                                    2009         2008        2007         2006        2005        2004
                                ----------------------------------------------------------------------
Net asset value at
 beginning of period            $   7.53     $  13.16    $  13.31     $  12.10    $  11.25    $   9.71
                                ----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income               .03          .11         .12          .14         .08         .06
 Net realized and unrealized
  gain (loss) on investments
  and futures transactions           .65        (5.32)        .51         1.71        1.06        1.68
                                ----------------------------------------------------------------------
Total from investment
 operations                          .68        (5.21)        .63         1.85        1.14        1.74
                                ----------------------------------------------------------------------
Less distributions:
 From net investment income            -         (.11)       (.12)        (.14)       (.08)       (.14)
 From realized capital gains           -         (.31)       (.66)        (.50)       (.21)       (.06)
                                ----------------------------------------------------------------------
Total distributions                    -         (.42)       (.78)        (.64)       (.29)       (.20)
                                ----------------------------------------------------------------------
Net asset value at
 end of period                  $   8.21     $   7.53    $  13.16     $  13.31    $  12.10    $  11.25
                                ======================================================================
Total return (%)*                   9.03       (39.35)       4.71(c)     15.31       10.11       17.92
Net assets at
 end of period (000)            $219,931     $194,859    $310,168     $252,844    $174,199    $121,169
Ratios to average
 net assets:**
 Expenses, including expenses
  of the Master Extended
  Market Index Series (%)(b)         .50(a)       .50         .50(c)       .50         .50         .50
 Expenses before
  reimbursements, including
  expenses of the Master
  Extended Market Index
  Series (%)(b)                     1.05(a)       .90         .79(c)       .82         .76         .80
 Net investment income (%)           .71(a)      1.08         .92         1.23         .84         .70
Portfolio turnover (%)***              7           33          33           24          18          23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2009, average net assets were
    $193,685,933.
*** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2009, the Fund's investment was 97.10% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A.  VALUATION OF INVESTMENTS -- The Fund records its investment in the
    Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of Statement of Financial Accounting

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    Standards No. 157 and a summary of the inputs used to value the Series' assets.

    The following is a summary of the inputs used to value the Fund's Investments in the Series as of June 30, 2009:

                                                                   INVESTMENT IN
    VALUATION INPUTS                                                  THE SERIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                        $          -

    Level 2 -- Other Significant Observable Inputs                   219,861,413

    Level 3 -- Significant Unobservable Inputs                                 -
    ----------------------------------------------------------------------------
    TOTAL                                                           $219,861,413
    ----------------------------------------------------------------------------

C. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2009, the Fund did not incur any expenses paid indirectly.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    management to make estimates and assumptions that may affect the reported amounts in the financial statements.

H. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 26, 2009, which is the date the financial statements were issued, and has included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the Fund paid CAPCO facility fees of $561, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2009.

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $364,984.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2009, the Fund reimbursed the Manager $2,764 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

     Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. Amounts will vary depending on the expense ratio of the series. For the six-month period ended June 30, 2009, the Manager incurred subadministration fees, paid or payable to BlackRock, of $757.

B. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses of $526,981, of which $130,181 was receivable from the Manager.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2009, the Fund incurred transfer agent's fees paid or payable to SAS, of $429,759.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT

A. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager has evaluated SFAS 161, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                                BEGINNING         ENDING        DURING PERIOD*
                              ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2009 -
                             JANUARY 1, 2009   JUNE 30, 2009    JUNE 30, 2009
                             ---------------------------------------------------
Actual                          $1,000.00        $1,090.30           $2.59

Hypothetical
 (5% return before expenses)     1,000.00         1,022.32            2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.03% for the six-month period of January 1, 2009, through June 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

ADVISORY AGREEMENT

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel.

Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the Master Fund), a separate registered investment company advised by BlackRock Advisors, LLC (the Adviser).

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the

================================================================================

                                                        ADVISORY AGREEMENT |  25

================================================================================

Manager and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

and front-end load retail open-end investment companies in similar investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board noted that the Manager does not receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund and that the Master Fund's advisory fee was below the median of the Fund's expense group. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance

================================================================================

                                                        ADVISORY AGREEMENT |  27

================================================================================

universe and its Lipper index for the one- and three-year periods ended December 31, 2008, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2008, and was in the top 50% of its performance universe for the five-year period ended December 31, 2008. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index. The Trustees also noted management's discussion of the peer group of the Fund.

COMPENSATION AND PROFITABILITY -- The Board noted that the Manager does not receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board determined that the current fee structure was reasonable. The Board also considered the effects of the Fund's growth and size on the Fund's

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability, if any, from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  29

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.1%
   4,300      AAR Corp.(a)                                                                      $     69,015
   1,700      AeroVironment, Inc.(a)                                                                  52,462
     200      Aerosonic Corp.(a)                                                                       1,010
   3,462      Alliant Techsystems, Inc.(a),(b)                                                       285,130
   1,000      The Allied Defense Group, Inc.(a)                                                        4,400
  13,400      American Defense Systems, Inc.(a)                                                        6,834
   3,765      Applied Energetics, Inc.(a),(c)                                                          1,807
   2,100      Applied Signal Technology, Inc.                                                         53,571
   1,800      Argon ST, Inc.(a)                                                                       37,026
      14      Arotech Corp.(a)                                                                            24
   1,000      Astronics Corp.(a)                                                                      10,390
      50      Astrotech Corp.(a)                                                                          60
   1,200      Aviation General, Inc.(a)                                                                    -
   1,300      Axsys Technologies, Inc.(a)                                                             69,732
  10,500      BE Aerospace, Inc.(a)                                                                  150,780
   2,875      Ceradyne, Inc.(a)                                                                       50,773
   1,800      Cubic Corp.                                                                             64,422
   4,900      Curtiss-Wright Corp.                                                                   145,677
   1,600      Ducommun, Inc.                                                                          30,064
   2,600      DynCorp. International, Inc.(a)                                                         43,654
   3,200      Esterline Technologies Corp.(a)                                                         86,624
   8,800      Force Protection, Inc.(a)                                                               77,792
   6,000      GenCorp, Inc.(a)                                                                        11,460
     700      HI Shear Technology Corp.                                                                5,740
     800      Hawk Corp. Class A(a)                                                                   11,080
   1,792      Heico Corp. Class A                                                                     52,434
     975      Herley Industries, Inc.(a)                                                              10,696
   9,500      Hexcel Corp.(a)                                                                         90,535
     200      ICx Technologies, Inc.(a)                                                                1,200
   1,593      Innovative Solutions & Support, Inc.                                                     7,121
   4,400      Kratos Defense & Security Solutions, Inc.(a)                                             3,916
   1,500      LMI Aerospace, Inc.(a)                                                                  15,180
   2,500      Ladish Co., Inc.(a)                                                                     32,425
   2,195      Mantech International Corp. Class A(a)                                                  94,473
   3,625      Moog, Inc. Class A(a)                                                                   93,561
   6,400      Orbital Sciences Corp.(a)                                                               97,088
   2,400      RBC Bearings, Inc.(a)                                                                   49,080
   5,800      Smith & Wesson Holding Corp.(a)                                                         32,944
  10,900      Spirit Aerosystems Holdings, Inc. Class A(a)                                           149,766
   3,200      Sturm Ruger & Co., Inc.                                                                 39,808
   6,930      Taser International, Inc.(a)                                                            31,601
   3,700      Teledyne Technologies, Inc.(a)                                                         121,175
   4,100      TransDigm Group, Inc.(a)                                                               148,420
   1,800      Triumph Group, Inc.                                                                     72,000
     700      VSE Corp.                                                                               18,312
                                                                                                ------------
                                                                                                   2,431,262
                                                                                                ------------
ALTERNATIVE ENERGY - 0.6%
   2,600      Akeena Solar, Inc.(a),(c)                                                                3,328
       2      Allegro Biodiesel Corp.(a)                                                                   -
   1,500      Ascent Solar Technologies, Inc.(a)                                                      11,730
   4,600      BioFuel Energy Corp.(a)                                                                  3,036
   3,700      Daystar Technologies, Inc.(a)                                                            2,960
   4,000      Ener 1, Inc.(a),(c)                                                                     21,840
   5,800      Energy Conversion Devices, Inc.(a),(c)                                                  82,070

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
  16,600      Evergreen Solar, Inc.(a),(c)                                                      $     36,022
   5,200      First Solar, Inc.(a),(c)                                                               843,024
   7,200      FuelCell Energy, Inc.(a),(c)                                                            30,096
   3,300      GT Solar International, Inc.(a)                                                         17,556
     300      GreenHunter Energy, Inc.(a)                                                                612
   2,900      Hoku Scientific, Inc.(a),(c)                                                             7,366
   2,900      Pacific Ethanol, Inc.(a)                                                                 1,131
  12,107      Plug Power, Inc.(a)                                                                     11,017
   4,700      Raser Technologies, Inc.(a),(c)                                                         13,160
   7,150      SunPower Corp. Class A(a),(c)                                                          190,476
   5,300      Verenium Corp.(a)                                                                        4,028
                                                                                                ------------
                                                                                                   1,279,452
                                                                                                ------------
AUTOMOBILES & PARTS - 0.7%
   8,600      American Axle & Manufacturing Holdings, Inc.                                            29,584
   4,300      Amerigon, Inc.(a)                                                                       26,230
   8,100      ArvinMeritor, Inc.                                                                      35,559
  11,700      BorgWarner, Inc.                                                                       399,555
   6,500      Cooper Tire & Rubber Co.                                                                64,480
   5,100      Dana Holding Corp.(a)                                                                    6,528
   1,300      Dorman Products, Inc.(a)                                                                17,979
   6,887      Exide Technologies(a)                                                                   25,689
   2,600      Federal-Mogul Corp. Class A(a)                                                          24,570
   1,850      Fuel Systems Solutions, Inc.(a)                                                         37,352
  14,890      Gentex Corp.                                                                           172,724
  14,300      LKQ Corp.(a)                                                                           235,235
  17,245      Lear Corp.(a)                                                                            8,623
   3,000      LoJack Corp.(a)                                                                         12,570
   1,900      Modine Manufacturing Co.                                                                 9,120
     447      Proliance International, Inc.(a)                                                            67
  10,712      Quantum Fuel Systems Technologies Worldwide, Inc.(a)                                     8,260
     400      Shiloh Industries, Inc.(a)                                                               1,476
   1,300      Standard Motor Products, Inc.                                                           10,751
   1,700      Stoneridge, Inc.(a)                                                                      8,160
     900      Strattec Security Corp.                                                                 12,420
   3,110      Superior Industries International, Inc.                                                 43,851
   5,300      TRW Automotive Holdings Corp.(a)                                                        59,890
   5,200      Tenneco, Inc.(a)                                                                        55,120
   3,775      Titan International, Inc.                                                               28,199
   4,600      U.S. Auto Parts Network, Inc.(a)                                                        17,342
     600      United Capital Corp.(a)                                                                 10,992
   7,400      WABCO Holdings, Inc.                                                                   130,980
     500      Williams Controls, Inc.(a)                                                               3,130
                                                                                                ------------
                                                                                                   1,496,436
                                                                                                ------------
BANKS - 4.4%
   1,510      1st Source Corp.                                                                        26,078
   2,400      Abington Bancorp, Inc.                                                                  19,104
     500      Alliance Financial Corp.                                                                14,180
   3,170      Amcore Financial, Inc.                                                                   2,599
     200      Ameriana Bancorp                                                                           730
     600      American National Bankshares, Inc.                                                      11,568
   2,200      AmericanWest Bancorp(a)                                                                  1,232
   1,520      Ameris Bancorp                                                                           9,606
     700      Ames National Corp.                                                                     17,087
   2,600      Anchor Bancorp Wisconsin, Inc.                                                           3,380
   1,170      Arrow Financial Corp.                                                                   31,590
  12,659      Associated Banc-Corp                                                                   158,237
  11,050      Astoria Financial Corp.                                                                 94,809
      74      Atlantic Coast Federal Corp.                                                               140
     631      BCSB Bancorp, Inc.(a)                                                                    5,079
   2,501      BOK Financial Corp.                                                                     94,212
   1,988      BancTrust Financial Group, Inc.                                                          5,964
   1,000      Bancfirst Corp.                                                                         34,580
   3,400      The Bancorp, Inc.(a)                                                                    20,400

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   1,300      Bancorp of New Jersey, Inc.(a)                                                    $     13,065
     900      Bancorp Rhode Island, Inc.                                                              17,739
   8,200      BancorpSouth, Inc.                                                                     168,346
   5,900      Bank Mutual Corp.                                                                       51,448
     781      Bank of Granite Corp.                                                                    2,351
   5,600      Bank of Hawaii Corp.(b)                                                                200,648
     500      Bank of Marin Bancorp                                                                   13,475
   1,700      Bank of the Ozarks, Inc.(b)                                                             36,771
   2,420      BankAtlantic Bancorp, Inc.                                                               9,341
   2,200      BankFinancial Corp.                                                                     19,492
   2,500      Banner Corp.                                                                             9,550
     500      Bar Harbor Bankshares                                                                   15,425
   4,000      Beneficial Mutual Bancorp, Inc.(a)                                                      38,400
     300      Berkshire Bancorp, Inc.                                                                  1,755
   1,700      Berkshire Hills Bancorp, Inc.                                                           35,326
   6,300      Boston Private Financial Holdings, Inc.                                                 28,224
   1,100      Bridge Bancorp, Inc.                                                                    29,942
   6,399      Brookline Bancorp, Inc.                                                                 59,639
     700      Bryn Mawr Bank Corp.                                                                    13,209
   2,100      CFS Bancorp, Inc.                                                                        8,883
   7,375      CVB Financial Corp.                                                                     44,029
     600      California First National Bancorp                                                        6,840
     500      Camco Financial Corp.                                                                    1,185
     800      Camden National Corp.                                                                   27,224
     200      Cape Bancorp, Inc.(a)                                                                    1,726
   1,800      Capital Bank Corp.                                                                       8,550
   1,325      Capital City Bank Group, Inc.                                                           22,326
  25,541      CapitalSource, Inc.                                                                    124,640
   1,820      Capitol Bancorp Ltd.                                                                     4,823
   2,340      Capitol Federal Financial                                                               89,692
   4,200      Cardinal Financial Corp.                                                                32,886
     210      Carrollton Bancorp                                                                       1,061
   2,975      Cascade Bancorp                                                                          4,195
     515      Cascade Financial Corp.                                                                  1,112
   5,222      Cathay General Bancorp(c)                                                               49,661
   2,688      Center Bancorp, Inc.                                                                    21,907
   1,800      Center Financial Corp.                                                                   4,536
   1,300      Centerstate Banks, Inc.                                                                  9,646
   3,476      Central Pacific Financial Corp.                                                         13,035
     900      Century Bancorp, Inc. Class A                                                           16,596
     500      Charter Financial Corp.                                                                  5,875
   2,713      Chemical Financial Corp.                                                                54,016
     600      Chicopee Bancorp, Inc.(a)                                                                7,782
   1,012      Citizens & Northern Corp.                                                               20,817
  13,785      Citizens Banking Corp.(a)                                                                9,787
   1,600      Citizens First Bancorp, Inc.(a)                                                          1,312
   2,328      Citizens South Banking Corp.                                                            11,989
   1,800      City Holding Co.                                                                        54,648
   4,800      City National Corp.                                                                    176,784
   2,050      CityBank(c)                                                                              4,838
     980      Clifton Savings Bancorp, Inc.                                                           10,545
   2,250      CoBiz Financial, Inc.(c)                                                                14,423
  21,446      The Colonial BancGroup, Inc.(c)                                                         13,297
     500      Colony Bankcorp, Inc.                                                                    3,555
   2,030      Columbia Banking System, Inc.                                                           20,767
     100      Comm Bancorp, Inc.                                                                       3,800
   6,479      Commerce Bancshares, Inc.                                                              206,227
   2,100      Community Bancorp(a)                                                                     1,953
   3,600      Community Bank System, Inc.                                                             52,416
   1,580      Community Trust Bancorp, Inc.                                                           42,265
   4,800      Corus Bankshares, Inc.(a),(c)                                                            1,320
   6,340      Cullen/Frost Bankers, Inc.                                                             292,401

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   2,000      Danvers Bancorp, Inc.                                                             $     26,900
   3,700      Dime Community Bancshares, Inc.                                                         33,707
     677      Doral Financial Corp.(a)                                                                 1,693
     629      ESB Financial Corp.                                                                      8,252
   2,400      ESSA Bancorp, Inc.                                                                      32,808
   7,090      East-West Bancorp, Inc.                                                                 46,014
     300      Eastern Virginia Bankshares, Inc.                                                        2,592
   1,700      Encore Bancshares, Inc.(a)                                                              12,325
   2,700      Enterprise Financial Services Corp.                                                     24,543
   1,400      EuroBancshares, Inc.(a)                                                                  2,870
  12,236      F.N.B. Corp.                                                                            75,741
     300      FNB United Corp.                                                                           744
     300      Farmers Capital Bank Corp.                                                               7,551
   1,900      Financial Institutions, Inc.                                                            25,954
     400      First Bancorp, Inc.                                                                      7,788
   1,800      First Bancorp, North Carolina                                                           28,224
   8,600      First BanCorp, Puerto Rico                                                              33,970
   3,050      First Busey Corp.(c)                                                                    22,418
   1,000      First Citizens Banc Corp                                                                 5,010
     651      First Citizens BancShares, Inc. Class A                                                 87,006
   9,100      First Commonwealth Financial Corp.                                                      57,694
   1,200      First Community Bancshares, Inc.                                                        15,408
     800      First Defiance Financial Corp.                                                          10,400
   1,200      First Federal Bancshares of Arkansas, Inc.                                               4,716
   4,710      First Financial Bancorp                                                                 35,419
   1,966      First Financial Bankshares, Inc.                                                        99,008
   1,100      First Financial Corp.                                                                   34,738
   1,400      First Financial Holdings, Inc.                                                          13,160
   3,100      First Financial Northwest, Inc.                                                         24,242
     358      First Financial Service Corp.                                                            6,233
     600      First M&F Corp.                                                                          2,442
   2,533      First Merchants Corp.                                                                   20,340
   5,675      First Midwest Bancorp, Inc.                                                             41,484
  16,789      First Niagara Financial Group, Inc.                                                    191,730
     400      The First of Long Island Corp.                                                           9,256
   1,915      First Place Financial Corp.                                                              5,956
     600      First Regional Bancorp(a)                                                                  756
     200      First Security Group, Inc.                                                                 760
   1,000      First South Bancorp, Inc.                                                               11,600
   3,300      First State Bancorp(a)                                                                   6,369
     700      First United Corp.                                                                       7,875
   8,965      FirstMerit Corp.                                                                       152,226
   7,800      Flagstar Bancorp, Inc.(a)                                                                5,304
   2,950      Flushing Financial Corp.                                                                27,583
   1,600      Fox Chase Bancorp, Inc.(a)                                                              15,344
   5,400      Frontier Financial Corp.(c)                                                              6,534
  18,411      Fulton Financial Corp.                                                                  95,921
     661      German American Bancorp, Inc.                                                            9,525
   6,556      Glacier Bancorp, Inc.                                                                   96,832
   1,100      Great Southern Bancorp, Inc.                                                            22,605
   1,816      Greene County Bancshares, Inc.                                                           8,136
   5,400      Guaranty Bancorp(a)                                                                     10,314
   7,233      Guaranty Financial Group, Inc.(a)                                                        1,374
     900      HMN Financial, Inc.                                                                      3,159
   4,404      Hampton Roads Bankshares, Inc.                                                          36,333
   3,000      Hancock Holding Co.                                                                     97,470

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   7,356      Hanmi Financial Corp.                                                             $     12,873
   4,668      Harleysville National Corp.                                                             21,940
     260      Hawthorn Bancshares, Inc.                                                                2,574
   1,700      Heartland Financial USA, Inc.                                                           24,276
   1,900      Heritage Commerce Corp.                                                                  7,068
     420      Heritage Financial Corp.                                                                 4,855
   1,000      Home Bancorp, Inc.(a)                                                                   11,940
   1,716      Home Bancshares, Inc.                                                                   32,673
   1,800      Home Federal Bancorp, Inc.                                                              18,342
     625      Horizon Financial Corp.                                                                    694
   1,700      IBERIABANK Corp.                                                                        66,997
   2,313      Independent Bank Corp./MA                                                               45,566
   2,524      Independent Bank Corp./MI                                                                3,332
   1,100      Indiana Community Bancorp                                                               14,256
   2,200      Integra Bank Corp.                                                                       2,530
   6,141      International Bancshares Corp.                                                          63,314
   2,100      Intervest Bancshares Corp.(a)                                                            7,140
   5,679      Investors Bancorp, Inc.(a)                                                              52,016
   5,500      Irwin Financial Corp.(a)                                                                 3,960
   1,900      Jefferson Bancshares, Inc.                                                              10,355
   2,300      Kearny Financial Corp.                                                                  26,312
   2,600      Lakeland Bancorp, Inc.                                                                  23,374
   1,700      Lakeland Financial Corp.                                                                32,300
   1,700      Legacy Bancorp, Inc./MA                                                                 18,870
     600      Louisiana Bancorp, Inc.(a)                                                               8,010
   3,850      MB Financial, Inc.                                                                      39,232
     787      Macatawa Bank Corp.(a)                                                                   2,219
   2,301      MainSource Financial Group, Inc.                                                        17,073
   1,200      Malvern Federal Bancorp, Inc.                                                           10,596
   2,070      Mercantile Bank Corp.                                                                    6,831
     550      Merchants Bancshares, Inc.                                                              12,205
     700      Metro Bancorp, Inc.(a)                                                                  13,482
     115      Mid Penn Bancorp, Inc.                                                                   1,909
   1,000      Midwest Banc Holdings, Inc.(a)                                                             740
     900      MidwestOne Financial Group, Inc.                                                         7,029
     300      MutualFirst Financial, Inc.                                                              2,688
     400      NASB Financial, Inc.                                                                    11,440
   3,560      NBT Bancorp, Inc.                                                                       77,288
   3,100      Nara Bancorp, Inc.                                                                      16,058
     100      National Bankshares, Inc.                                                                2,400
   8,727      National Penn Bancshares, Inc.                                                          40,231
  38,241      New York Community Bancorp, Inc.(c)                                                    408,796
  11,900      NewAlliance Bancshares, Inc.                                                           136,850
   2,004      Newbridge Bancorp                                                                        4,148
   2,200      North Valley Bancorp                                                                    10,934
     300      Northern States Financial Corp.                                                          1,599
   2,200      Northfield Bancorp, Inc.                                                                25,564
   2,000      Northwest Bancorp, Inc.                                                                 37,720
     157      Norwood Financial Corp.                                                                  4,924
   1,700      OceanFirst Financial Corp.                                                              20,349
     875      Ohio Valley Banc Corp.                                                                  25,673
   7,332      Old National Bancorp                                                                    72,000
   1,886      Old Second Bancorp, Inc.(c)                                                             11,127
   3,694      Oriental Financial Group                                                                35,832
   1,400      Oritani Financial Corp.                                                                 19,194
     200      Orrstown Financial Service, Inc.                                                         7,448
     612      PAB Bankshares, Inc.(a)                                                                  1,567
     321      PVF Capital Corp.                                                                          661
   2,861      PacWest Bancorp                                                                         37,651
   5,110      Pacific Capital Bancorp                                                                 10,935
   1,300      Pacific Continental Corp.                                                               15,769
   1,000      Pamrapo Bancorp, Inc.                                                                    9,240
   1,230      Park National Corp.(c)                                                                  69,470

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
     500      Parkvale Financial Corp.                                                          $      4,495
     863      Peapack-Gladstone Financial Corp.                                                       16,647
     800      Penns Woods Bancorp, Inc.                                                               23,312
   1,095      Peoples Bancorp, Inc.                                                                   18,670
     363      Peoples Bancorp of North Carolina, Inc.                                                  2,232
   1,000      Peoples Financial Corp.                                                                 19,000
   3,442      Pinnacle Financial Partners, Inc.(a)                                                    45,847
  28,439      Popular, Inc.(c)                                                                        62,566
     985      Porter Bancorp, Inc.                                                                    14,923
   1,850      Preferred Bank                                                                           7,030
     840      Premierwest Bancorp                                                                      2,848
   5,100      PrivateBancorp, Inc.                                                                   113,424
   5,800      Prosperity Bancshares, Inc.                                                            173,014
     500      Provident Financial Holdings, Inc.                                                       2,770
   6,689      Provident Financial Services, Inc.                                                      60,870
   4,803      Provident New York Bancorp                                                              39,000
   1,400      Prudential Bancorp, Inc. of Pennsylvania                                                16,534
   1,000      Pulaski Financial Corp.                                                                  6,600
   2,475      Renasant Corp.                                                                          37,175
   1,448      Republic Bancorp, Inc. Class A                                                          32,710
   1,946      Republic First Bancorp, Inc.(a)                                                         15,179
     200      Riverview Bancorp, Inc.                                                                    604
   1,300      Rockville Financial, Inc.                                                               14,235
     900      Roma Financial Corp.                                                                    11,466
   2,000      Rome Bancorp, Inc.                                                                      16,800
     785      Royal Bancshares of Pennsylvania Class A(a)                                              1,468
   3,000      S&T Bancorp, Inc.                                                                       36,480
   1,200      SCBT Financial Corp.                                                                    28,428
   3,875      SVB Financial Group(a)                                                                 105,478
   1,310      SY Bancorp, Inc.                                                                        31,663
   2,050      Sandy Spring Bancorp, Inc.                                                              30,135
     703      Santander BanCorp(a)                                                                     4,893
     188      Savannah Bancorp, Inc.                                                                   1,250
   2,970      Seacoast Banking Corp. of Florida                                                        7,217
     384      Security Bank Corp.(a)                                                                     165
     850      Shore Bancshares, Inc.                                                                  15,249
     800      Sierra Bancorp                                                                          10,104
   3,900      Signature Bank(a)                                                                      105,768
   1,500      Simmons First National Corp. Class A                                                    40,080
   1,100      Smithtown Bancorp, Inc.                                                                 14,069
   8,655      The South Financial Group, Inc.                                                         10,299
   1,735      Southside Bancshares, Inc.                                                              39,679
   2,200      Southwest Bancorp, Inc.                                                                 21,472
     132      Southwest Georgia Financial Corp.                                                        1,044
   1,425      State Bancorp, Inc.                                                                     10,773
   2,425      StellarOne Corp.                                                                        31,404
   2,605      Sterling Bancorp                                                                        21,752
  10,325      Sterling Bancshares, Inc.                                                               65,357
   8,143      Sterling Financial Corp.                                                                23,696
   1,200      Suffolk Bancorp                                                                         30,768
     500      Summit Financial Group, Inc.                                                             2,790
   2,109      Sun Bancorp, Inc.(a)                                                                    10,925
     250      Superior Bancorp(a)                                                                        653
   9,700      Susquehanna Bancshares, Inc.                                                            47,433
  29,100      Synovus Financial Corp.                                                                 87,009
  13,990      TCF Financial Corp.                                                                    187,046
     100      TF Financial Corp.                                                                       1,763
  10,500      TFS Financial Corp.                                                                    111,510
     200      Teche Holding Co.                                                                        6,620
     400      Temecual Valley Bancorp, Inc.                                                              137
   3,400      Texas Capital Bancshares, Inc.(a)                                                       52,598
   1,100      TierOne Corp.(a)                                                                         2,266
     832      Tompkins Trustco, Inc.                                                                  39,894
   2,600      Towne Bank                                                                              36,400

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   1,600      Trico Bancshares                                                                  $     24,800
   8,360      TrustCo Bank Corp. NY                                                                   49,408
   5,300      Trustmark Corp.                                                                        102,396
  18,950      UCBH Holdings, Inc.(c)                                                                  23,877
   3,420      UMB Financial Corp.                                                                    129,994
   6,636      Umpqua Holdings Corp.                                                                   51,495
   1,450      Union Bankshares Corp.                                                                  21,707
     336      United Bancorp, Inc.                                                                     2,654
   4,800      United Bankshares, Inc.(c)                                                              93,792
   5,461      United Community Banks, Inc.(c)                                                         32,709
   1,678      United Community Financial Corp.                                                         1,829
   1,100      United Financial Bancorp, Inc.                                                          15,202
     204      United Security Bancshares                                                               1,028
   1,600      United Western Bancorp, Inc.                                                            15,120
   1,400      Univest Corp. of Pennsylvania                                                           28,364
  15,022      Valley National Bancorp(c)                                                             175,757
   2,100      ViewPoint Financial Group                                                               31,983
   3,080      Virginia Commerce Bancorp(a)                                                             7,084
     205      W Holding Co., Inc.(c)                                                                   2,911
     900      WSFS Financial Corp.                                                                    24,579
     200      WVS Financial Corp.                                                                      3,180
  10,861      Washington Federal, Inc.                                                               141,193
   1,300      Washington Trust Bancorp, Inc.                                                          23,179
     600      Waterstone Financial, Inc.(a)                                                            1,782
     151      Wayne Savings Bancshares, Inc.                                                             889
   6,973      Webster Financial Corp.                                                                 56,133
   2,789      WesBanco, Inc.                                                                          40,552
     840      West Bancorp, Inc.                                                                       4,200
   2,200      West Coast Bancorp                                                                       4,488
   3,400      Westamerica Bancorp                                                                    168,674
   6,400      Western Alliance Bancorp(a)                                                             43,776
   4,000      Westfield Financial, Inc.                                                               36,240
   7,625      Whitney Holding Corp.                                                                   69,845
   7,200      Wilmington Trust Corp.                                                                  98,352
   4,000      Wilshire Bancorp, Inc.                                                                  23,000
   2,950      Wintrust Financial Corp.                                                                47,436
   1,200      Yardkin Valley Financial Corp.                                                           8,292
                                                                                                ------------
                                                                                                   9,880,472
                                                                                                ------------
BEVERAGES - 0.3%
   1,300      Boston Beer Co., Inc. Class A(a)                                                        38,467
   4,312      Central European Distribution Corp.(a)                                                 114,570
     400      Coca-Cola Bottling Co. Consolidated                                                     22,052
   7,800      Hansen Natural Corp.(a)                                                                240,396
   3,800      Jamba, Inc.(a)                                                                           4,560
   4,200      Jones Soda Co.(a)                                                                        4,662
   2,160      National Beverage Corp.(a)                                                              23,004
   6,227      PepsiAmericas, Inc.                                                                    166,946
   1,000      Reddy Ice Holdings, Inc.(a)                                                              1,650
     800      Willamette Valley Vineyards, Inc.(a)                                                     2,400
                                                                                                ------------
                                                                                                     618,707
                                                                                                ------------
CHEMICALS - 2.3%
   2,725      Aceto Corp.                                                                             18,175
   7,400      Airgas, Inc.(b)                                                                        299,922
   9,700      Albemarle Corp.                                                                        248,029
   1,300      American Vanguard Corp.                                                                 14,690
   2,700      Arch Chemicals, Inc.                                                                    66,393
   6,600      Ashland, Inc.                                                                          185,130
   2,000      Balchem Corp.                                                                           49,040
   5,300      Cabot Corp.                                                                             66,674
   5,900      Calgon Carbon Corp.(a)                                                                  81,951
   2,300      Calumet Specialty Products Partners LP                                                  35,650
   3,100      Cambrex Corp.(a)                                                                        12,772
  16,000      Celanese Corp. Series A                                                                380,000

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   5,100      Cytec Industries, Inc.                                                            $     94,962
     299      Eden Bioscience Corp.                                                                      380
   8,100      FMC Corp.                                                                              383,130
   7,300      Ferro Corp.                                                                             20,075
   6,400      Georgia Gulf Corp.(a)                                                                    4,096
   5,300      H.B. Fuller Co.                                                                         99,481
   6,800      Hammond Industries, Inc.(a)                                                                  7
     300      Hawkins, Inc.                                                                            6,774
  18,300      Huntsman Corp.                                                                          92,049
   3,300      ICO, Inc.(a)                                                                             8,976
   1,200      Innophos Holdings, Inc.                                                                 20,268
   1,750      KMG Chemicals, Inc.                                                                     12,758
   2,200      Koppers Holdings, Inc.                                                                  58,014
     482      Kronos Worldwide, Inc.                                                                   3,205
   2,400      LSB Industries, Inc.(a)                                                                 38,808
   7,115      Lubrizol Corp.                                                                         336,611
     900      Material Sciences Corp.(a)                                                                 855
   2,500      Metabolix, Inc.(a)                                                                      20,550
   2,100      Minerals Technologies, Inc.                                                             75,642
  16,600      The Mosaic Co.                                                                         735,380
     900      NL Industries, Inc.                                                                      6,642
   3,000      Nanophase Technologies Corp.(a)                                                          3,300
   1,220      NewMarket Corp.                                                                         82,143
   3,600      OM Group, Inc.(a)                                                                      104,472
   7,192      Olin Corp.                                                                              85,513
   2,400      Omnova Solutions, Inc.(a)                                                                7,824
   2,100      Penford Corp.                                                                           12,159
   9,500      PolyOne Corp.(a)                                                                        25,745
   2,100      Polypore International, Inc.(a)                                                         23,352
   2,000      Quaker Chemical Corp.                                                                   26,580
  13,700      RPM International, Inc.                                                                192,348
  38,500      Rentech, Inc.(a),(c)                                                                    21,945
   5,000      Rockwood Holdings, Inc.(a)                                                              73,200
   3,100      Schulman A, Inc.                                                                        46,841
   3,400      Senomyx, Inc.(a)                                                                         7,174
   5,000      Sensient Technologies Corp.                                                            112,850
  11,197      Solutia, Inc.(a)                                                                        64,495
   3,400      Spartech Corp.                                                                          31,246
     900      Stepan Co.                                                                              39,744
   1,300      TOR Minerals International, Inc.(a)                                                        481
  10,600      Terra Industries, Inc.                                                                 256,732
     800      Terra Nitrogen Co. LP                                                                   80,624
   2,500      Tredegar Corp.                                                                          33,300
   1,240      Valhi, Inc.                                                                              9,213
   9,800      Valspar Corp.                                                                          220,794
   5,700      W.R. Grace & Co.(a)                                                                     70,509
   2,100      Westlake Chemical Corp.(c)                                                              42,819
   1,500      Zep, Inc.                                                                               18,075
   3,100      Zoltek Cos., Inc.(a),(c)                                                                30,132
                                                                                                ------------
                                                                                                   5,200,699
                                                                                                ------------
CONSTRUCTION & MATERIALS - 1.8%
   2,700      A.O. Smith Corp.                                                                        87,939
   1,550      Aaon, Inc.                                                                              30,876
   4,500      Acuity Brands, Inc.                                                                    126,225
   7,600      Advanced Environmental Recycling Technologies, Inc. Class A(a)                           2,204
     200      American Biltrite, Inc.(a)                                                                 280
   1,000      American Woodmark Corp.                                                                 23,950
   1,000      Ameron International Corp.                                                              67,040
   3,100      Apogee Enterprises, Inc.                                                                38,130
     900      Argan, Inc.(a)                                                                          12,717
   1,800      Armstrong World Industries, Inc.(a)                                                     29,682
     102      Baran Group Ltd.(a)                                                                        816
   2,000      BlueLinx Holdings, Inc.(a)                                                               6,000
   1,900      Builders FirstSource, Inc.(a),(c)                                                        7,904
   2,180      Building Material Holding Corp.(a)                                                         102
   7,200      EMCOR Group, Inc.(a)                                                                   144,864

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   5,020      Eagle Materials, Inc.                                                             $    126,705
   3,400      Gibraltar Industries, Inc.                                                              23,358
   3,450      Granite Construction, Inc.                                                             114,816
   5,628      Griffon Corp.(a)                                                                        46,825
   7,500      Headwaters, Inc.(a)                                                                     25,200
   3,400      Hill International, Inc.(a)                                                             14,620
   3,900      Insituform Technologies, Inc. Class A(a)                                                66,183
   1,900      Insteel Industries, Inc.                                                                15,656
   1,500      Integrated Electrical Services, Inc.(a)                                                 11,715
  16,600      KBR, Inc.                                                                              306,104
   2,100      Layne Christensen Co.(a)                                                                42,945
   5,600      Lennox International, Inc.                                                             179,816
  11,000      Louisiana-Pacific Corp.(a)                                                              37,620
  16,925      MDU Resources Group, Inc.                                                              321,067
   2,600      MYR Group, Inc.(a)                                                                      52,572
   4,400      Martin Marietta Materials, Inc.(c)                                                     347,072
  25,300      McDermott International, Inc.(a)                                                       513,843
  12,100      Mueller Water Products, Inc. Series A                                                   45,254
   4,400      NCI Building Systems, Inc.(a)                                                           11,616
   1,200      Northwest Pipe Co.(a)                                                                   41,712
     500      Omega Flex, Inc.                                                                         7,580
   1,800      Orion Marine Group, Inc.(a)                                                             34,200
   9,000      Owens Corning, Inc.(a)                                                                 115,020
     625      PGT, Inc.(a)                                                                               944
   2,700      Pike Electric Corp.(a)                                                                  32,535
   3,050      Quanex Building Products Corp.                                                          34,221
       1      Quanta Services, Inc.(a)                                                                    23
   1,000      Quixote Corp.(a)                                                                         2,830
   9,200      The Shaw Group, Inc.(a)                                                                252,172
   4,100      Simpson Manufacturing Co., Inc.                                                         88,642
   1,400      Sterling Construction Co., Inc.(a)                                                      21,364
     800      TRC Cos., Inc.(a)                                                                        3,200
   2,800      Texas Industries, Inc.(c)                                                               87,808
   1,800      Trex Co., Inc.(a),(c)                                                                   24,066
   3,200      Tutor Perini Corp.(a)                                                                   55,552
   5,600      U.S. Concrete, Inc.(a)                                                                  11,088
   7,400      USG Corp.(a)                                                                            74,518
   2,000      Universal Forest Products, Inc.                                                         66,180
   2,100      Valmont Industries, Inc.                                                               151,368
   2,700      Watsco, Inc.                                                                           132,111
   3,200      Watts Water Technologies, Inc. Class A                                                  68,928
                                                                                                ------------
                                                                                                   4,187,778
                                                                                                ------------
ELECTRICITY - 2.4%
   3,100      Allete, Inc.                                                                            89,125
  12,400      Alliant Energy Corp.                                                                   324,012
   4,000      Black Hills Corp.                                                                       91,960
   1,700      CH Energy Group, Inc.                                                                   79,390
  39,200      Calpine Corp.(a)                                                                       437,080
   1,600      Central Vermont Public Service Corp.                                                    28,960
   6,300      Cleco Corp.                                                                            141,246
  13,680      Covanta Holding Corp.(a)                                                               232,013
  13,135      DPL, Inc.                                                                              304,338
   5,000      El Paso Electric Co.(a)                                                                 69,800
   3,700      The Empire District Electric Co.                                                        61,124
  14,012      Great Plains Energy, Inc.                                                              217,887
  10,720      Hawaiian Electric Industries, Inc.                                                     204,323
   4,800      IDACORP, Inc.                                                                          125,472
   5,400      ITC Holdings Corp.                                                                     244,944
   2,400      MGE Energy, Inc.                                                                        80,520
  17,500      Mirant Corp.(a)                                                                        275,450
  28,960      NRG Energy, Inc.(a)                                                                    751,802
  11,300      NSTAR                                                                                  362,843

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
  24,800      NV Energy, Inc.                                                                   $    267,592
   4,200      NorthWestern Corp.                                                                      95,592
   2,000      Ormat Technologies, Inc.                                                                80,620
   3,500      Otter Tail Corp.                                                                        76,440
   8,100      Portland General Electric Co.                                                          157,788
  39,000      RRI Energy, Inc.(a)                                                                    195,390
     396      Renegy Holdings, Inc.(a)                                                                   792
  13,700      US Geothermal, Inc.(a)                                                                  19,454
   2,733      UIL Holdings Corp.                                                                      61,356
   4,100      Unisource Energy Corp.                                                                 108,814
     900      Unitil Corp.                                                                            18,558
  11,325      Westar Energy, Inc.                                                                    212,570
                                                                                                ------------
                                                                                                   5,417,255
                                                                                                ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.2%
   3,500      ATMI, Inc.(a)                                                                           54,355
   5,300      AVX Corp.                                                                               52,629
   1,400      AZZ, Inc.(a)                                                                            48,174
   3,700      ActivIdentity Corp.(a)                                                                   9,361
   3,500      Active Power, Inc.(a)                                                                    3,045
      40      Adept Technology, Inc.(a)                                                                  100
   5,100      Advanced Battery Technologies, Inc.(a)                                                  20,502
     115      Allied Motion Technologies, Inc.(a)                                                        228
   8,900      Altair Nanotechnologies, Inc.(a),(c)                                                     8,428
   1,000      American Science & Engineering, Inc.                                                    69,120
   4,400      American Superconductor Corp.(a),(c)                                                   115,500
  11,300      Ametek, Inc.                                                                           390,754
   1,700      Anaren, Inc.(a)                                                                         30,056
   3,400      Anixter International, Inc.(a)                                                         127,806
  11,800      Arrow Electronics, Inc.(a)                                                             250,632
  15,864      Avnet, Inc.(a)                                                                         333,620
   1,800      Badger Meter, Inc.                                                                      73,800
   4,600      Baldor Electric Co.                                                                    109,434
   7,730      Beacon Power Corp.(a)                                                                    5,952
     600      Bel Fuse, Inc.                                                                           9,624
   5,100      Belden, Inc.                                                                            85,170
   7,184      Benchmark Electronics, Inc.(a)                                                         103,450
   5,200      Brady Corp.                                                                            130,624
   2,800      C&D Technologies, Inc.(a),(c)                                                            5,600
   4,000      CTS Corp.                                                                               26,200
  19,200      Capstone Turbine Corp.(a),(c)                                                           15,936
   4,300      Checkpoint Systems, Inc.(a)                                                             67,467
   4,200      Cogent, Inc.(a)                                                                         45,066
   4,085      Cognex Corp.                                                                            57,721
   2,500      Coherent, Inc.(a)                                                                       51,700
   2,300      Coleman Cable, Inc.(a)                                                                   6,463
   8,416      CommScope, Inc.(a)                                                                     221,004
   3,200      Comverge, Inc.(a)                                                                       38,720
   1,100      Cyberoptics Corp.(a)                                                                     6,270
   3,627      DDi Corp.(a)                                                                            16,430
   4,200      Daktronics, Inc.                                                                        32,340
     588      Digital Angel Corp.(a)                                                                     847
   2,000      Dionex Corp.(a)                                                                        122,060
   2,800      ESCO Technologies, Inc.(a)                                                             125,440
   3,800      Echelon Corp.(a)                                                                        32,224
   3,400      Electro Scientific Industries, Inc.(a)                                                  38,012
   2,527      Encore Wire Corp.                                                                       53,951
   1,800      EnerNOC, Inc.(a)                                                                        39,006
   4,600      EnerSys(a)                                                                              83,674
   4,100      FEI Co.(a)                                                                              93,890
   2,200      Faro Technologies, Inc.(a)                                                              34,166
   2,200      Franklin Electric Co., Inc.                                                             57,024
   5,900      General Cable Corp.(a)                                                                 221,722
  13,100      GrafTech International Ltd.(a)                                                         148,161
   2,800      Greatbatch, Inc.(a)                                                                     63,308
   2,400      Houston Wire & Cable Co.                                                                28,584
   5,000      Hubbell, Inc. Class B                                                                  160,300
   2,800      II-VI, Inc.(a)                                                                          62,076
   3,000      IPG Photonics Corp.(a)                                                                  32,910
   2,400      Intevac, Inc.(a)                                                                        20,904
     500      IntriCon Corp.(a)                                                                        1,350

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   3,600      Itron, Inc.(a)                                                                    $    198,252
   1,200      Keithley Instruments, Inc.                                                               4,800
   8,851      L-1 Identity Solutions, Inc.(a)                                                         68,507
   2,950      LSI Industries, Inc.                                                                    16,078
   1,100      LaBarge, Inc.(a)                                                                        10,197
   1,000      Landauer, Inc.                                                                          61,340
     900      LeCroy Corp.(a)                                                                          3,375
     100      Lightpath Technologies, Inc. Class A(a)                                                    130
     700      Lime Energy Co.(a)                                                                       3,360
   2,370      Littelfuse, Inc.(a)                                                                     47,305
   1,900      MTS Systems Corp.                                                                       39,235
     450      Mace Security International, Inc.(a)                                                       518
   1,700      Magnetek, Inc.(a)                                                                        2,363
   2,900      Maxwell Technologies, Inc.(a)                                                           40,107
   1,500      Measurement Specialties, Inc.(a)                                                        10,575
   2,830      Medis Technologies Ltd.(a),(c)                                                           1,415
   2,700      Merix Corp.(a)                                                                           2,025
   4,300      Methode Electronics, Inc.                                                               30,186
   3,800      Mettler Toledo International, Inc.(a)                                                  293,170
   7,600      Microvision, Inc.(a)                                                                    23,332
   1,100      Multi-Fineline Electronix, Inc.(a)                                                      23,540
   2,900      NU Horizons Electronics Corp.(a)                                                         9,686
     800      NVE Corp.(a)                                                                            38,880
   3,700      Napco Security Technologies, Inc.(a)                                                     4,366
   5,800      National Instruments Corp.                                                             130,848
   4,700      Newport Corp.(a)                                                                        27,213
   2,200      OSI Systems, Inc.(a)                                                                    45,870
   2,600      Orion Energy Systems, Inc.(a)                                                            9,750
   2,050      Park Electrochemical Corp.                                                              44,137
     900      Planar Systems, Inc.(a)                                                                  1,089
   4,300      Plexus Corp.(a)                                                                         87,978
   1,100      Powell Industries, Inc.(a)                                                              40,777
   8,800      Power-One, Inc.(a)                                                                      13,112
  14,400      Powerwave Technologies, Inc.(a)                                                         23,184
   3,505      Regal-Beloit Corp.                                                                     139,219
   2,900      Research Frontiers, Inc.(a),(c)                                                         10,382
     800      Richardson Electronics Ltd.                                                              2,616
   3,200      Rofin-Sinar Technologies, Inc.(a)                                                       64,032
   2,000      Rogers Corp.(a)                                                                         40,460
   9,500      Roper Industries, Inc.                                                                 430,445
   1,600      Rubicon Technology, Inc.(a)                                                             22,848
  56,600      Sanmina-SCI Corp.(a)                                                                    24,904
   5,900      SatCon Technology Corp.(a)                                                              10,620
     400      Servotronics, Inc.                                                                       2,380
     154      Sielox, Inc.(a)                                                                              9
   1,200      Sigmatron International, Inc.(a)                                                         2,244
   1,000      Spectrum Control, Inc.(a)                                                                8,800
     100      StockerYale, Inc.(a)                                                                        10
   3,949      SunPower Corp. Class B(a)                                                               94,579
     700      Synthesis Energy Systems, Inc.(a)                                                          805
   4,700      TTM Technologies, Inc.(a)                                                               37,412
   4,500      Technitrol, Inc.                                                                        29,115
   1,500      Technology Research Corp.                                                                3,150
   5,665      Thomas & Betts Corp.(a)                                                                163,492
     800      Tollgrade Communications, Inc.(a)                                                        4,192
  12,734      Trimble Navigation Ltd.(a)                                                             249,968
   2,200      Ultralife Batteries, Inc.(a)                                                            15,774
   3,500      Universal Display Corp.(a)                                                              34,230
  10,100      Valence Technology, Inc.(a)                                                             18,079
   3,800      Veeco Instruments, Inc.(a)                                                              44,042
   3,800      Vicor Corp.                                                                             27,436

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
  18,061      Vishay Intertechnology, Inc.(a)                                                   $    122,634
   4,700      WESCO International, Inc.(a)                                                           117,688
   1,100      X-Rite, Inc.(a)                                                                          1,650
   6,717      Zebra Technologies Corp. Class A(a)                                                    158,924
   1,700      Zygo Corp.(a)                                                                            7,922
                                                                                                ------------
                                                                                                   7,289,651
                                                                                                ------------
FINANCIAL SERVICES - 4.2%
   5,500      Advance America, Cash Advance Centers, Inc.                                             24,365
   4,950      Advanta Corp. Class B                                                                    2,079
   4,400      Affiliated Managers Group, Inc.(a),(b)                                                 256,036
   3,700      AllianceBernstein Holding LP                                                            74,333
   6,750      AmeriCredit Corp.(a)                                                                    91,463
     800      American Physicians Service Group, Inc.                                                 18,152
   1,200      Ampal-American Israel Corp. Class A(a)                                                   2,928
   4,700      Arbinet-Thexchange, Inc.(a)                                                              8,178
   2,100      Asset Acceptance Capital Corp.(a)                                                       16,149
   1,600      Asta Funding, Inc.                                                                       8,704
   4,100      BGC Partners, Inc.                                                                      15,539
   2,500      BlackRock, Inc.(d)                                                                     438,550
  17,100      Blackstone Group LP                                                                    180,234
   2,400      Broadpoint Gleacher Securities, Inc.(a)                                                 13,392
   2,200      Calamos Asset Management, Inc. Class A                                                  31,042
   3,200      Cash America International, Inc.                                                        74,848
   1,900      Cohen & Steers, Inc.                                                                    28,405
   5,400      CompuCredit Corp.(a),(c)                                                                12,420
   1,900      Cougar Biotechnology, Inc.(a)                                                           81,624
   2,400      Cowen Group, Inc.(a)                                                                    20,040
     281      Credit Acceptance Corp.(a)                                                               6,140
     354      Deerfield Capital Corp.                                                                  1,589
     300      Diamond Hill Investments Group                                                          12,054
   2,600      Dollar Financial Corp.(a)                                                               35,854
   2,000      Duff & Phelps Corp.                                                                     35,560
  12,300      Eaton Vance Corp.                                                                      329,025
   1,600      Encore Capital Group, Inc.(a)                                                           21,200
   2,300      Epoch Holding Corp.                                                                     19,872
   1,200      Evercore Partners, Inc. Class A                                                         23,568
   4,900      Ezcorp, Inc.(a)                                                                         52,822
   4,850      FCStone Group, Inc.(a)                                                                  19,158
     900      The FINOVA Group, Inc.(a)                                                                    5
 120,100      Fannie Mae(c)                                                                           69,658
     300      Federal Agricultural Mortgage Corp. Class B                                              1,449
  23,664      Fidelity National Title Group, Inc. Class A                                            320,174
   2,800      Financial Federal Corp.                                                                 57,540
   3,100      First Cash Financial Services, Inc.(a)                                                  54,312
   6,200      The First Marblehead Corp.(a)                                                           12,524
   8,600      Fortress Investment Group LLC(a)                                                        29,412
  71,300      Freddie Mac(a),(c)                                                                      44,206
     700      GAMCO Investors, Inc. Class A                                                           33,950
   6,400      GFI Group, Inc.                                                                         43,136
  20,600      GLG Partners, Inc.(c)                                                                   84,254
   1,300      Greenhill & Co., Inc.                                                                   93,873
     800      Icahn Enterprises LP                                                                    31,376
   4,700      Interactive Brokers Group, Inc. Class A(a)                                              72,991
   1,000      International Assets Holding Corp., Inc.(a)                                             14,870
   1,000      Intersections, Inc.(a)                                                                   4,640
   4,900      Investment Technology Group, Inc.(a)                                                    99,911
   3,400      JMP Group, Inc.                                                                         26,146

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
  12,300      Jefferies Group, Inc. New Shares                                                  $    262,359
   3,200      KBW, Inc.(a)                                                                            92,032
  12,300      KKR Financial Holdings LLC                                                              11,439
  11,000      Knight Capital Group, Inc. Class A(a)                                                  187,550
   6,300      LaBranche & Co., Inc.(a)                                                                27,090
   5,581      Ladenburg Thalmann Financial Services, Inc.(a),(c)                                       3,014
   8,500      Lazard Ltd. Class A                                                                    228,820
  10,900      MF Global Ltd.(a)                                                                       64,637
  16,500      MGIC Investment Corp.(c)                                                                72,600
  11,100      MSCI, Inc.(a)                                                                          271,284
   1,900      MarketAxess Holdings, Inc.(a)                                                           18,107
   2,800      Marlin Business Services, Inc.(a)                                                       15,680
   2,800      Medallion Financial Corp.                                                               21,420
     900      Merriman Curhan Ford Group, Inc.(a)                                                        405
     500      MicroFinancial, Inc.                                                                     1,825
   4,700      MoneyGram International, Inc.(a)                                                         8,366
   4,200      National Financial Partners Corp.                                                       30,744
   3,500      Nelnet, Inc. Class A(a)                                                                 47,565
   2,900      NewStar Financial, Inc.(a)                                                               5,539
   4,000      Och-Ziff Capital Management Group LLC                                                   35,640
   4,700      Ocwen Financial Corp.(a)                                                                60,959
   5,400      optionsXpress Holdings, Inc.                                                            83,862
  14,900      The PMI Group, Inc.                                                                     29,502
   2,700      Penson Worldwide, Inc.(a)                                                               24,165
   2,000      Pico Holdings, Inc.(a)                                                                  57,400
   2,245      Piper Jaffray Cos.(a)                                                                   98,039
   1,700      Portfolio Recovery Associates, Inc.(a)                                                  65,841
   3,200      Primus Guaranty Ltd.(a)                                                                  7,552
     870      Pzena Investment Management, Inc. Class A                                                6,595
  12,744      Radian Group, Inc.                                                                      34,664
  10,550      Raymond James Financial, Inc.(c)                                                       181,566
   1,000      Resource America, Inc. Class A                                                           5,380
   2,900      Rewards Network, Inc.(a)                                                                10,962
  15,520      SEI Investments Co.                                                                    279,981
   2,965      SWS Group, Inc.                                                                         41,421
  13,400      Safeguard Scientifics, Inc.(a)                                                          17,688
   3,800      Sanders Morris Harris Group, Inc.                                                       20,900
   3,300      Siebert Financial Corp.(a)                                                               5,379
   2,200      Stewart Information Services Corp.                                                      31,350
   2,800      Stifel Financial Corp.(a)                                                              134,652
     420      Student Loan Corp.                                                                      15,624
  26,230      TD Ameritrade Holding Corp.(a)                                                         460,074
      10      Teton Advisors, Inc.(a)                                                                     23
   2,800      Thomas Weisel Partners Group, Inc.(a)                                                   16,856
   4,200      TradeStation Group, Inc.(a)                                                             35,532
   1,743      Tree.com, Inc.(a)                                                                       16,733
   2,900      Triad Guaranty, Inc.(a),(c)                                                              1,972
   1,600      U.S. Global Investors, Inc.                                                             14,816
   1,000      United PanAm Financial Corp.(a)                                                          3,550
     435      Virtus Investment Partners, Inc.(a)                                                      6,390
  48,100      Visa, Inc. Class A                                                                   2,994,706
   9,000      Waddell & Reed Financial, Inc. Class A                                                 237,330
     700      Westwood Holdings Group, Inc.                                                           29,267
     200      Wilhelmina International, Inc.(a)                                                           29
   2,000      World Acceptance Corp.(a)                                                               39,820
                                                                                                ------------
                                                                                                   9,526,446
                                                                                                ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.6%
   7,300      8x8, Inc.(a)                                                                      $      4,380
      75      ATSI Communications, Inc.(a)                                                                 3
     700      AboveNet, Inc.(a)                                                                       56,686
   4,900      Alaska Communications Systems Group, Inc.                                               35,868
   3,200      Cbeyond Communications, Inc.(a)                                                         45,920
  22,800      Cincinnati Bell, Inc.(a)                                                                64,752
   3,484      Consolidated Communications Holdings, Inc.                                              40,798
     999      D&E Communications, Inc.                                                                10,220
   9,900      FairPoint Communications, Inc.                                                           5,940
       1      Fibernet Telecom Group, Inc.(a)                                                             12
   3,400      General Communication, Inc. Class A(a)                                                  23,562
   2,595      Global Crossing Ltd.(a)                                                                 23,822
     800      HickoryTech Corp.                                                                        6,144
   1,533      IDT Corp. Class B(a)                                                                     2,483
   2,400      Ibasis, Inc.(a)                                                                          3,144
   4,800      Iowa Telecommunications Services, Inc.                                                  60,048
 171,588      Level 3 Communications, Inc.(a)                                                        259,098
     300      NET2000 Communications, Inc.(a)                                                              2
  18,000      PAETEC Holding Corp.(a)                                                                 48,600
  29,100      Primus Telecommunications GP(a)                                                            437
   4,500      RCN Corp.(a)                                                                            26,865
   2,000      Shenandoah Telecom Co.                                                                  40,580
     800      SureWest Communications(a)                                                               8,376
  16,200      TW Telecom, Inc.(a)                                                                    166,374
  32,655      Virgin Media, Inc.                                                                     305,324
  11,300      Vonage Holdings Corp.(a),(c)                                                             4,294
   1,500      Warwick Valley  Telephone Co.                                                           17,250
                                                                                                ------------
                                                                                                   1,260,982
                                                                                                ------------
FOOD & DRUG RETAILERS - 0.5%
   3,200      Allion Healthcare, Inc.(a)                                                              19,040
     200      Arden Group, Inc. Class A                                                               25,020
   5,600      Casey's General Stores, Inc.                                                           143,864
   1,100      Core-Mark Holdings Co., Inc.(a)                                                         28,666
     500      Dairy Mart Convenience Stores, Inc.(a)                                                       -
   3,400      drugstore.com, Inc.(a)                                                                   6,188
   3,920      The Great Atlantic & Pacific Tea Co., Inc.(a)                                           16,660
   1,800      Ingles Markets, Inc. Class A                                                            27,432
   1,520      Nash Finch Co.                                                                          41,131
     240      Natural Health Trends Corp.(a)                                                             134
  11,800      Omnicare, Inc.                                                                         303,968
   2,400      The Pantry, Inc.(a)                                                                     39,840
   3,400      PetMed Express, Inc.(a)                                                                 51,102
  58,200      Rite Aid Corp.(a)                                                                       87,882
   4,400      Ruddick Corp.                                                                          103,092
   2,700      Spartan Stores, Inc.                                                                    33,507
   4,300      United Natural Foods, Inc.(a)                                                          112,875
     100      Village Super Market, Inc. Class A                                                       2,975
   1,200      Weis Markets, Inc.                                                                      40,224
   5,700      Winn-Dixie Stores, Inc.(a)                                                              71,478
                                                                                                ------------
                                                                                                   1,155,078
                                                                                                ------------
FOOD PRODUCERS - 1.9%
     400      Alico, Inc.                                                                             12,008
   2,300      American Italian Pasta Co. Class A(a)                                                   67,022
   2,400      The Andersons, Inc.                                                                     71,856
   5,500      B&G Foods, Inc. Class A                                                                 46,255
     500      Bridgford Foods Corp.(a)                                                                 3,880
  13,500      Bunge Ltd.(c)                                                                          813,375
     200      Cagle's, Inc. Class A(a)                                                                   900
   1,500      Cal-Maine Foods, Inc.                                                                   37,440

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   1,300      Calavo Growers, Inc.                                                              $     25,779
   4,902      Chiquita Brands International, Inc.(a)                                                  50,295
   7,900      Corn Products International, Inc.                                                      211,641
   8,900      Darling International, Inc.(a)                                                          58,740
  22,200      Del Monte Foods Co.                                                                    208,236
   2,000      Diamond Foods, Inc.                                                                     55,800
     700      Farmer Bros. Co.                                                                        16,016
   9,018      Flowers Foods, Inc.                                                                    196,953
   4,700      Fresh Del Monte Produce, Inc.(a)                                                        76,422
     600      Golden Enterprises, Inc.                                                                 1,380
   3,300      Green Mountain Coffee Roasters, Inc.(a),(c)                                            195,096
     600      Griffin Land & Nurseries, Inc.                                                          18,768
   1,200      HQ Sustainable Maritime Industries, Inc.(a)                                             10,980
   4,239      Hain Celestial Group, Inc.(a)                                                           66,171
   7,400      Herbalife Ltd.                                                                         233,396
   2,212      Imperial Sugar Co. New Shares                                                           26,787
   1,900      J&J Snack Foods Corp.                                                                   68,210
     700      John B. Sanfilippo & Son, Inc.(a)                                                        5,005
   2,400      Lancaster Colony Corp.                                                                 105,768
   3,500      Lance, Inc.                                                                             80,955
   1,500      Lifeway Foods, Inc.(a)                                                                  19,350
   2,900      MGP Ingredients, Inc.(a)                                                                 8,294
   3,100      Mannatech, Inc.(c)                                                                      10,230
   3,700      Martek Biosciences Corp.                                                                78,255
   2,800      Mead Johnson Nutrition Co.                                                              88,956
   2,700      Medifast, Inc.(a)                                                                       30,942
     700      Monterey Gourmet Foods, Inc.(a)                                                          1,197
   6,000      NBTY, Inc.(a)                                                                          168,720
   5,800      Nu Skin Enterprises, Inc. Class A                                                       88,740
   1,400      Nutraceutical International Corp.(a)                                                    14,546
   2,300      Nutri/System, Inc.                                                                      33,350
   1,400      Omega Protein Corp.(a)                                                                   5,684
   5,932      Ralcorp Holdings, Inc.(a)                                                              361,377
   1,600      Reliv International, Inc.                                                                5,472
   1,495      Rocky Mountain Chocolate Factory, Inc.                                                  11,512
   1,950      Sanderson Farms, Inc.                                                                   87,750
   2,800      Schiff Nutrition International, Inc.(a)                                                 14,252
      40      Seaboard Corp.                                                                          44,880
     200      Seneca Foods Corp.(a)                                                                    6,684
   6,900      Smart Balance, Inc.(a)                                                                  46,989
  13,288      Smithfield Foods, Inc.(a)                                                              185,633
     400      Tasty Baking Co.                                                                         2,768
   2,215      Tootsie Roll Industries, Inc.                                                           50,258
   3,512      TreeHouse Foods, Inc.(a)                                                               101,040
   1,100      USANA Health Sciences, Inc.(a)                                                          32,703
     800      Zapata Corp.(a)                                                                          5,448
                                                                                                ------------
                                                                                                   4,270,164
                                                                                                ------------
FORESTRY & PAPER - 0.1%
   2,500      Boise, Inc.(a)                                                                           4,300
   1,500      Brookfield Infrastructure Partners LP                                                   18,495
   4,300      Buckeye Technologies, Inc.(a)                                                           19,307
   1,274      Clearwater Paper Corp.(a)                                                               32,219
   1,400      Deltic Timber Corp.                                                                     49,658
   3,908      Domtar Corp.(a)                                                                         64,795
   4,000      Kapstone Paper and Packaging Corp.(a)                                                   18,760
     900      MAXXAM, Inc.(a)                                                                          8,559
   2,900      Neenah Paper, Inc.                                                                      25,549
   4,900      P.H. Glatfelter Co.                                                                     43,610
     300      Pope Resources, Ltd. LP                                                                  6,783
   2,900      Verso Paper Corp.                                                                        3,567
   5,400      Wausau Paper Corp.                                                                      36,288
                                                                                                ------------
                                                                                                     331,890
                                                                                                ------------
GAS, WATER & MULTIUTILITIES - 1.7%
   8,100      AGL Resources, Inc.(b)                                                                 257,580
   1,950      American States Water Co.                                                               67,548

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
  10,010      American Water Works Co., Inc.                                                    $    191,291
   3,300      Amerigas Partners LP                                                                   111,309
  14,217      Aqua America, Inc.                                                                     254,484
     225      Artesian Resources Corp. Class A                                                         3,584
  10,200      Atmos Energy Corp.                                                                     255,408
   6,000      Avista Corp.                                                                           106,860
   3,600      Basin Water, Inc.(a),(c)                                                                 1,440
   2,000      Cadiz, Inc.(a)                                                                          19,260
   2,300      California Water Service Group                                                          84,732
   1,200      Chesapeake Utilities Corp.                                                              39,036
   1,000      Connecticut Water Service, Inc.                                                         21,690
     100      Delta Natural Gas Co., Inc.                                                              2,252
     300      Energy West, Inc.                                                                        2,655
   4,500      Ferrellgas Partners LP                                                                  73,080
     199      Florida Public Utilities Co.                                                             2,792
   1,200      Inergy Holdings LP                                                                      49,308
   5,200      Inergy LP                                                                              132,548
   2,300      The Laclede Group, Inc.                                                                 76,199
   1,366      Middlesex Water Co.                                                                     19,739
   7,150      National Fuel Gas Co.                                                                  257,972
   5,160      New Jersey Resources Corp.                                                             191,126
   2,900      Northwest Natural Gas Co.                                                              128,528
  10,290      Oneok, Inc.(c)                                                                         303,452
   8,200      PNM Resources, Inc.                                                                     87,822
     477      Pennichuck Corp.                                                                        10,876
   7,600      Piedmont Natural Gas Co.                                                               183,236
     100      RGC Resources, Inc.                                                                      2,550
   1,400      SJW Corp.                                                                               31,780
   3,200      South Jersey Industries, Inc.                                                          111,648
   4,800      Southwest Gas Corp.                                                                    106,608
   3,671      Southwest Water Co.                                                                     20,264
   3,100      Star Gas Partners LP                                                                    11,067
  11,460      UGI Corp.                                                                              292,115
   8,600      Vectren Corp.                                                                          201,498
   5,200      WGL Holdings, Inc.                                                                     166,504
                                                                                                ------------
                                                                                                   3,879,841
                                                                                                ------------
GENERAL INDUSTRIALS - 1.2%
   1,000      AEP Industries, Inc.(a)                                                                 26,390
   6,200      Actuant Corp. Class A                                                                   75,640
   3,400      American International Industries, Inc.(a)                                               3,740
   6,400      AptarGroup, Inc.                                                                       216,128
     600      Bway Holding Co.(a)                                                                     10,518
   6,500      Carlisle Cos., Inc.                                                                    156,260
   1,900      Colfax Corp.(a)                                                                         14,668
  17,800      Crown Holdings, Inc.(a)                                                                429,692
   8,800      Graphic Packaging Holding Co.(a)                                                        16,104
   3,600      Greif, Inc.                                                                            159,192
   8,900      Harsco Corp.                                                                           251,870
   7,800      Kennametal, Inc.                                                                       149,604
   3,800      Landec Corp.(a)                                                                         25,802
   2,120      Myers Industries, Inc.                                                                  17,638
  10,900      Packaging Corp. of America                                                             176,580
   1,900      Raven Industries, Inc.                                                                  48,640
   4,200      Rock-Tenn Co. Class A                                                                  160,272
   2,900      Silgan Holdings, Inc.                                                                  142,187
  10,600      Sonoco Products Co.                                                                    253,870
   4,200      Teleflex, Inc.                                                                         188,286
   8,400      Temple-Inland, Inc.                                                                    110,208
   3,600      Trimas Corp.(a)                                                                         12,132
                                                                                                ------------
                                                                                                   2,645,421
                                                                                                ------------
GENERAL RETAILERS - 4.8%
   4,470      1-800-Flowers.com, Inc. Class A(a)                                                       8,582
   3,866      99 Cents Only Stores(a)                                                                 52,500
   3,100      A.C. Moore Arts & Crafts, Inc.(a)                                                       11,656
   5,275      Aaron's, Inc.(b)                                                                       157,300
   9,500      Advance Auto Parts, Inc.(b)                                                            394,155
   7,325      Aeropostale, Inc.(a)                                                                   251,027
     800      Amerco, Inc.(a)                                                                         29,720
   1,650      America's Car Mart, Inc.(a)                                                             33,825
  18,565      American Eagle Outfitters, Inc.                                                        263,066

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   1,900      American Public Education, Inc.(a)                                                $     75,259
   6,075      AnnTaylor Stores Corp.(a)                                                               48,478
   4,600      Asbury Automotive Group, Inc.                                                           47,104
   8,000      Autobytel, Inc.(a)                                                                       3,432
   5,200      BJ's Wholesale Club, Inc.(a)                                                           167,596
   4,000      Barnes & Noble, Inc.                                                                    82,520
   4,900      Beacon Roofing Supply, Inc.(a)                                                          70,854
   3,150      bebe Stores, Inc.                                                                       21,672
     700      Bidz.com, Inc.(a)                                                                        1,974
   3,100      Big 5 Sporting Goods Corp.                                                              34,286
  25,900      Blockbuster, Inc. Class A(a)                                                            17,094
   1,600      Blue Nile, Inc.(a)                                                                      68,784
   2,600      The Bon-Ton Stores, Inc.                                                                 8,814
   1,200      Books-A-Million, Inc.                                                                    8,532
   6,200      Borders Group, Inc.(a)                                                                  22,816
     700      Bridgepoint Education, Inc.(a)                                                          11,900
   4,700      Brown Shoe Co., Inc.                                                                    34,028
   2,625      The Buckle, Inc.                                                                        83,396
   1,500      Build-A-Bear Workshop, Inc.(a)                                                           6,705
   1,200      CPI Corp.                                                                               20,388
   4,500      Cabela's, Inc. Class A(a)                                                               55,350
   2,300      Cache, Inc.(a)                                                                           8,924
   1,900      Capella Education Co.(a)                                                               113,905
  20,100      CarMax, Inc.(a),(c)                                                                    295,470
   9,568      Career Education Corp.(a)                                                              238,148
   3,100      Casual Male Retail Group, Inc.(a)                                                        6,789
   3,050      The Cato Corp. Class A                                                                  53,192
   3,100      Charlotte Russe Holding, Inc.(a)                                                        39,928
  13,855      Charming Shoppes, Inc.(a)                                                               51,541
   2,500      Chemed Corp.                                                                            98,700
  17,200      Chico's FAS, Inc.(a)                                                                   167,356
   2,705      The Children's Place Retail Stores, Inc.(a)                                             71,493
   2,238      Christopher & Banks Corp.                                                               15,017
   1,600      Citi Trends, Inc.(a)                                                                    41,408
   3,200      Clean Energy Fuels Corp.(a)                                                             27,552
   7,470      Coldwater Creek, Inc.(a)                                                                45,268
   6,300      Collective Brands, Inc.(a)                                                              91,791
   1,870      Collectors Universe, Inc.                                                                9,126
     800      Conn's, Inc.(a)                                                                         10,000
   6,750      Copart, Inc.(a)                                                                        234,023
   9,035      Corinthian Colleges, Inc.(a)                                                           152,963
   4,700      Cost Plus, Inc.(a)                                                                       6,956
   2,600      DSW, Inc. Class A(a)                                                                    25,610
   5,199      dELiA*s, Inc.(a)                                                                        12,374
   1,000      Design Within Reach, Inc.(a)                                                               740
   1,200      Destination Maternity Corp.(a)                                                          20,016
   9,000      Dick's Sporting Goods, Inc.(a)                                                         154,800
   7,400      Dillard's, Inc. Class A                                                                 68,080
   9,005      Dollar Tree, Inc.(a)                                                                   379,111
   5,506      Dress Barn, Inc.(a)                                                                     78,736
     800      Eddie Bauer Holdings, Inc.(a)                                                              116
     600      Ediets.Com, Inc.(a),(c)                                                                    558
   4,947      The Finish Line, Inc. Class A                                                           36,707
     600      Finlay Enterprises, Inc.(a)                                                                 27
  16,500      Foot Locker, Inc.                                                                      172,755
   4,150      Fred's, Inc.                                                                            52,290
   3,000      GSI Commerce, Inc.(a)                                                                   42,750
   2,460      Gaiam, Inc.(a)                                                                          13,456
   1,400      Gander Mountain Co.(a)                                                                   8,400
   2,300      Genesco, Inc.(a)                                                                        43,171
   1,300      Grand Canyon Education, Inc.(a)                                                         21,814
   3,100      Group 1 Automotive, Inc.                                                                80,662
   6,200      Guess?, Inc.                                                                           159,836
   3,200      Gymboree Corp.(a)                                                                      113,536
   3,860      HSN, Inc.(a)                                                                            40,800
   2,100      Haverty Furniture Cos., Inc.                                                            19,215
   3,418      Hibbett Sports, Inc.(a)                                                                 61,524
   6,945      Hillenbrand, Inc.                                                                      115,565

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   5,650      Hot Topic, Inc.(a)                                                                $     41,302
   4,310      ITT Educational Services, Inc.(a)                                                      433,845
   1,300      Internet Brands, Inc. Class A(a)                                                         9,100
   5,400      J. Crew Group, Inc.(a)                                                                 145,908
   2,900      Jackson Hewitt Tax Service, Inc.                                                        18,154
   2,865      Jo-Ann Stores, Inc.(a)                                                                  59,220
   1,956      Jos. A. Bank Clothiers, Inc.(a)                                                         67,404
   2,300      K12, Inc.(a),(c)                                                                        49,565
   1,100      Kirkland's, Inc.(a)                                                                     13,211
     300      Lazare Kaplan International, Inc.(a)                                                       768
   1,800      Learning Tree International, Inc.(a)                                                    18,540
   2,900      Liquidity Services, Inc.(a)                                                             28,594
   1,000      Lithia Motors, Inc. Class A                                                              9,240
   1,100      Lumber Liquidators, Inc.(a)                                                             17,336
     500      Mac-Gray Corp.(a)                                                                        6,620
   4,600      MarineMax, Inc.(a)                                                                      15,824
   3,200      Matthews International Corp. Class A                                                    99,584
   4,500      Men's Wearhouse, Inc.                                                                   86,310
   2,200      Midas, Inc.(a)                                                                          23,056
   2,125      Monro Muffler, Inc.                                                                     54,634
   5,600      Navarre Corp.(a)                                                                         9,296
   5,120      NetFlix, Inc.(a),(c)                                                                   211,661
   2,600      New York & Co.(a)                                                                        8,034
     100      Nobel Learning Communities, Inc.(a)                                                      1,147
   8,500      OfficeMax, Inc.                                                                         53,380
   1,300      Overstock.com, Inc.(a)                                                                  15,548
   2,100      PC Mall, Inc.(a)                                                                        14,196
   7,225      Pacific Sunwear of California, Inc.(a)                                                  24,348
   4,200      Penske Auto Group, Inc.                                                                 69,888
   5,000      The Pep Boys - Manny, Moe & Jack                                                        50,700
   4,900      Pet DRx Corp.(a)                                                                         2,744
  13,500      PetSmart, Inc.                                                                         289,710
   8,800      Pier 1 Imports, Inc.(a)                                                                 17,512
     930      Pre-Paid Legal Services, Inc.(a)                                                        40,539
   1,950      PriceSmart, Inc.                                                                        32,663
   1,600      The Princeton Review, Inc.(a)                                                            8,656
   2,300      The Providence Service Corp.(a)                                                         25,185
   9,800      RealNetworks, Inc.(a)                                                                   29,302
   4,500      Regis Corp.                                                                             78,345
   7,000      Rent-A-Center, Inc.(a)                                                                 124,810
   2,200      Retail Ventures, Inc.(a)                                                                 4,796
   5,050      Rollins, Inc.                                                                           87,416
  12,900      Ross Stores, Inc.                                                                      497,940
   3,850      Rush Enterprises, Inc. Class A(a)                                                       44,853
  13,300      Saks, Inc.(a),(c)                                                                       58,919
   8,470      Sally Beauty Co., Inc.(a)                                                               53,869
  24,800      Service Corp. International                                                            135,904
   2,800      Sharper Image Corp.(a),(c)                                                                 126
   1,800      Shoe Carnival, Inc.(a)                                                                  21,474
   2,400      Shutterfly, Inc.(a)                                                                     33,480
   8,800      Signet Jewelers Ltd.                                                                   183,216
   3,900      Sonic Automotive, Inc.                                                                  39,624
   7,400      Sotheby's Holdings, Inc. Class A                                                       104,414
   3,600      Sourceforge, Inc.(a)                                                                     4,500
   3,300      Stage Stores, Inc.                                                                      36,630
     500      Standard Parking Corp.(a)                                                                8,145
   4,400      Stein Mart, Inc.(a)                                                                     38,984
  10,200      Stewart Enterprises, Inc. Class A                                                       49,164
   1,800      Stonemor Partners LP                                                                    26,982
   1,600      Strayer Education, Inc.                                                                348,976
   3,500      Suburban Propane Partners LP                                                           147,595
   1,700      Susser Holdings Corp.(a)                                                                19,023
   3,300      The Talbots, Inc.                                                                       17,820
   3,860      Ticketmaster Entertainment(a)                                                           24,781
   2,100      Titan Machinery, Inc.(a)                                                                26,649
   3,500      Tractor Supply Co.(a)                                                                  144,620
   2,400      Trans World Entertainment Corp.(a)                                                       2,808

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   3,100      Tuesday Morning Corp.(a)                                                          $     10,447
   4,600      Tween Brands, Inc.(a)                                                                   30,728
   3,857      Ulta Salon Cosmetics & Fragrance, Inc.(a)                                               42,890
  13,300      Urban Outfitters, Inc.(a)                                                              277,571
   9,040      VCA Antech, Inc.(a)                                                                    241,368
   2,800      ValueVision Media, Inc. Class A(a)                                                       5,488
   3,750      Weight Watchers International, Inc.                                                     96,638
   1,600      West Marine, Inc.(a)                                                                     8,816
   9,275      The Wet Seal, Inc. Class A(a)                                                           28,474
  10,200      Williams-Sonoma, Inc.                                                                  121,074
     600      Winmark Corp.(a)                                                                        10,500
   4,200      Zale Corp.(a)                                                                           14,448
                                                                                                ------------
                                                                                                  10,952,041
                                                                                                ------------
HEALTH CARE EQUIPMENT & SERVICES - 5.2%
   5,800      AMERIGROUP Corp.(a)                                                                    155,730
   5,400      ATS Medical, Inc.(a)                                                                    17,766
   2,800      Abaxis, Inc.(a)                                                                         57,512
   3,700      Abiomed, Inc.(a)                                                                        32,634
   4,800      Accuray, Inc.(a)                                                                        32,016
   1,476      AdvanSource Biomaterials Corp.(a)                                                          501
   1,600      Air Methods Corp.(a)                                                                    43,776
   6,500      Align Technology, Inc.(a)                                                               68,900
   3,300      Alliance Healthcare Services, Inc.(a)                                                   24,189
   3,100      Allied Healthcare International, Inc.(a)                                                 6,727
   1,200      Almost Family, Inc.(a)                                                                  31,332
   3,167      Amedisys, Inc.(a)                                                                      104,574
   1,200      America Service Group, Inc.(a)                                                          19,284
   7,900      American Medical Systems Holdings, Inc.(a)                                             124,820
   3,500      Amsurg Corp.(a)                                                                         75,040
   1,500      Analogic Corp.                                                                          55,425
   2,590      AngioDynamics, Inc.(a)                                                                  34,369
   1,400      Anika Therapeutics, Inc.(a)                                                              6,650
   3,100      Animal Health International, Inc.(a)                                                     4,805
   1,100      Aspect Medical Systems, Inc.(a)                                                          6,501
   1,760      Assisted Living Concepts, Inc.(a)                                                       25,608
     200      Atrion Corp.                                                                            26,818
   6,800      Beckman Coulter, Inc.                                                                  388,552
   1,000      BioForm Medical, Inc.(a)                                                                 2,160
   2,400      Biolase Technology, Inc.(a)                                                              4,056
   1,900      Bio-Rad Laboratories, Inc. Class A(a)                                                  143,412
   1,600      Bio-Reference Labs, Inc.(a)                                                             50,576
   2,596      Bioscript, Inc.(a)                                                                      15,368
     900      BioSphere Medical, Inc.(a)                                                               2,151
   1,600      Bovie Medical Corp.(a)                                                                  13,936
   4,900      Brookdale Senior Living, Inc.                                                           47,726
   5,100      Bruker BioSciences Corp.(a)                                                             47,226
   3,150      CONMED Corp.(a)                                                                         48,888
  16,300      Calypte Biomedical Corp.(a)                                                                147
   2,800      Candela Corp.(a)                                                                         2,884
   1,400      Cantel Medical Corp.(a)                                                                 22,722
   3,210      Cardiac Science Corp.(a)                                                                12,904
   2,700      Cardica, Inc.(a)                                                                         3,861
     414      Cardiodynamics International Corp.(a)                                                      551
   3,200      CardioNet, Inc.(a)                                                                      52,224
   3,800      Catalyst Health Solutions, Inc.(a)                                                      94,772
   4,700      Centene Corp.(a)                                                                        93,906
   6,500      Cepheid, Inc.(a)                                                                        61,230
   1,450      Chindex International, Inc.(a)                                                          17,937
   6,800      Clarient, Inc.(a)                                                                       25,296
     687      Clinical Data, Inc.(a)                                                                   7,571
   9,900      Community Health Systems, Inc.(a)                                                      249,975
   2,900      Conceptus, Inc.(a)                                                                      49,010
   5,043      The Cooper Cos., Inc.                                                                  124,713
   1,200      Corvel Corp.(a)                                                                         27,324
   6,800      Covance, Inc.(a)                                                                       334,560

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   1,900      Cryo-Cell International, Inc.(a)                                                  $      2,185
   2,900      CryoLife, Inc.(a)                                                                       16,066
     900      Cutera, Inc.(a)                                                                          7,758
   3,000      Cyberonics, Inc.(a)                                                                     49,890
   2,200      Cynosure, Inc. Class A(a)                                                               16,830
     700      Daxor Corp.                                                                              7,210
   4,800      DexCom, Inc.(a)                                                                         29,712
   1,300      Dialysis Corp. of America(a)                                                             6,513
       4      Dynacq Healthcare, Inc.(a)                                                                  13
   6,000      Edwards Lifesciences Corp.(a)                                                          408,180
   3,300      Electro-Optical Sciences, Inc.(a)                                                       25,707
   1,100      Emergency Medical Services Corp.(a)                                                     40,502
   2,200      Emeritus Corp.(a)                                                                       29,062
   6,200      Endologix, Inc.(a)                                                                      20,708
     500      The Ensign Group, Inc.                                                                   7,115
   4,775      eResearch Technology, Inc.(a)                                                           29,653
     725      Escalon Medical Corp.(a)                                                                 1,588
   7,183      ev3, Inc.(a)                                                                            77,002
   1,000      Exactech, Inc.(a)                                                                       14,500
     308      Five Star Quality Care, Inc.(a)                                                            588
     692      Fonar Corp.(a)                                                                           1,315
   1,400      Genoptix, Inc.(a)                                                                       44,786
   3,200      Gentiva Health Services, Inc.(a)                                                        52,672
     100      Gliatech, Inc.(a)                                                                            -
   3,200      HMS Holdings Corp.(a)                                                                  130,304
   2,800      Haemonetics Corp.(a)                                                                   159,600
   3,400      Hanger Orthopedic Group, Inc.(a)                                                        46,206
   2,100      Hansen Medical, Inc.(a)                                                                 10,374
   3,877      Healthcare Services Group, Inc.                                                         69,321
   5,100      Health Grades, Inc.(a)                                                                  19,941
  25,980      Health Management Associates, Inc. Class A(a)                                          128,341
  10,980      Health Net, Inc.(a)                                                                    170,739
   9,600      HealthSouth Corp.(a)                                                                   138,624
   4,900      HealthSpring, Inc.(a)                                                                   53,214
   1,900      HealthTronics, Inc.(a)                                                                   3,819
   3,700      Healthways, Inc.(a)                                                                     49,765
   9,500      Henry Schein, Inc.(a)                                                                  455,525
   6,645      Hill-Rom Holdings, Inc.                                                                107,782
  27,136      Hologic, Inc.(a)                                                                       386,145
   4,600      Hooper Holmes, Inc.(a)                                                                   2,024
   2,900      Hydron Technologies, Inc.(a)                                                                 6
  10,400      Hythiam, Inc.(a),(c)                                                                     2,974
   2,700      I-Flow Corp.(a)                                                                         18,738
   1,600      ICU Medical, Inc.(a)                                                                    65,840
   1,200      IPC The Hospitalist Co., Inc.(a)                                                        32,028
   2,500      IRIS International, Inc.(a)                                                             29,500
   6,300      Idexx Laboratories, Inc.(a),(c)                                                        291,060
   7,337      Immucor, Inc.(a)                                                                       100,957
   2,300      Insulet Corp.(a)                                                                        17,710
   2,300      Integra LifeSciences Holdings Corp.(a)                                                  60,973
   3,500      Invacare Corp.                                                                          61,775
   8,575      Inverness Medical Innovations, Inc.(a)                                                 305,099
   2,300      Kendle International, Inc.(a)                                                           28,152
   1,400      Kensey Nash Corp.(a)                                                                    36,694
   3,390      Kindred Healthcare, Inc.(a)                                                             41,934
   6,015      Kinetic Concepts, Inc.(a)                                                              163,909
   3,850      LCA-Vision, Inc.(a)                                                                     16,247
   2,100      LHC Group, Inc.(a)                                                                      46,641
     300      Langer, Inc.(a)                                                                            189
     800      Lectec Corp.(a)                                                                          2,800
   6,345      LifePoint Hospitals, Inc.(a)                                                           166,556
   7,900      Lincare Holdings, Inc.(a)                                                              185,808
     700      MAKO Surgical Corp.(a)                                                                   6,314
   1,600      MEDTOX Scientific, Inc.(a)                                                              15,088
   4,179      Magellan Health Services, Inc.(a)                                                      137,155
   5,000      Masimo Corp.(a)                                                                        120,550
   1,800      MedCath Corp.(a)                                                                        21,168

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,800     Medical Action Industries, Inc.(a)                                                $     20,610
    5,100     Mednax, Inc.(a)                                                                        214,863
    4,425     Meridian Bioscience, Inc.                                                               99,917
    3,068     Merit Medical Systems, Inc.(a)                                                          50,008
      300     Metropolitan Health Networks, Inc.(a)                                                      603
    2,100     Micrus Endovascular Corp.(a)                                                            18,984
    1,800     Molina Healthcare, Inc.(a)                                                              43,056
    1,900     NMT Medical, Inc.(a)                                                                     4,256
      200     Nanosphere, Inc.(a)                                                                        982
      150     National Dentex Corp.(a)                                                                   977
      600     National Healthcare Corp.                                                               22,764
    3,100     Natus Medical, Inc.(a)                                                                  35,774
    1,612     Neogen Corp.(a)                                                                         46,716
    1,700     Neurometrix, Inc.(a)                                                                     3,672
    2,700     Nighthawk Radiology Holdings, Inc.(a)                                                    9,990
      500     Northstar Neuroscienc, Inc.(a)                                                           1,005
    3,900     NuVasive, Inc.(a)                                                                      173,940
    4,900     NxStage Medical, Inc.(a)                                                                28,910
    3,850     Odyssey HealthCare, Inc.(a)                                                             39,578
    3,800     Omnicell, Inc.(a)                                                                       40,850
    4,775     OraSure Technologies, Inc.(a)                                                           11,794
    2,300     Orthofix International NV(a)                                                            57,523
    8,420     Orthovita, Inc.(a)                                                                      43,363
    3,300     Osteotech, Inc.(a)                                                                      14,520
    3,500     OTIX Global, Inc.(a)                                                                     2,800
    4,300     Owens & Minor, Inc.                                                                    188,426
    6,800     PSS World Medical, Inc.(a)                                                             125,868
    2,000     Palomar Medical Technologies, Inc.(a)                                                   29,320
    6,900     Parexel International Corp.(a)                                                          99,222
   11,000     Pharmaceutical Product Development, Inc.                                               255,420
    3,423     PharMerica Corp.(a)                                                                     67,193
    2,900     Power Medical Interventions, Inc.(a)                                                     1,711
      125     Psychemedics Corp.                                                                         860
    5,432     Psychiatric Solutions, Inc.(a)                                                         123,524
    3,900     Quidel Corp.(a)                                                                         56,784
    3,200     RTI Biologics, Inc.(a)                                                                  13,728
    6,500     RadNet, Inc.(a)                                                                         14,625
    2,600     RehabCare Group, Inc.(a)                                                                62,218
    1,900     Res-Care, Inc.(a)                                                                       27,170
    8,000     ResMed, Inc.(a)                                                                        325,840
    1,300     Retractable Technologies, Inc.(a)                                                        1,235
    1,700     Rochester Medical Corp.(a)                                                              22,780
    3,200     Rockwell Medical Technologies, Inc.(a)                                                  24,160
    4,100     Rural/Metro Corp.(a)                                                                    10,455
    1,000     SRI/Surgical Express, Inc.(a)                                                            1,480
    1,800     Sirona Dental Systems, Inc.(a)                                                          35,982
    2,700     Skilled Healthcare Group, Inc. Class A(a)                                               20,250
    1,800     Somanetics Corp.(a)                                                                     29,718
    2,200     SonoSite, Inc.(a)                                                                       44,132
    1,900     Sparta Surgical Corp.(a)                                                                     -
    3,800     Spectranetic Corp.(a)                                                                   18,734
    2,400     Staar Surgical Co.(a)                                                                    5,784
    2,600     Stereotaxis, Inc.(a)                                                                    10,088
    6,000     Steris Corp.                                                                           156,480
    4,800     Sun Healthcare Group, Inc.(a)                                                           40,512
    4,800     Sunrise Senior Living, Inc.(a)                                                           7,920
    1,800     SurModics, Inc.(a)                                                                      40,734
    3,600     Symmetry Medical, Inc.(a)                                                               33,552
      400     Synergetics USA, Inc.(a)                                                                   492
    1,300     Synovis Life  Technologies, Inc.(a)                                                     27,001
    8,500     SyntheMed, Inc.(a)                                                                       1,275
    1,900     Theragenics Corp.(a)                                                                     2,451
    8,000     ThermoGenesis Corp.(a)                                                                   5,040
    5,500     Thoratec Corp.(a)                                                                      147,290

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    5,200     Tomotherapy, Inc.(a)                                                              $     14,300
    1,100     Trans1, Inc.(a)                                                                          6,853
    1,400     Triple-S Management Corp.(a)                                                            21,826
    1,600     US Physical Therapy, Inc.(a)                                                            23,600
      400     Uluru, Inc.(a)                                                                              64
    4,400     Universal American Financial Corp.(a)                                                   38,368
    5,400     Universal Health Services, Inc. Class B                                                263,790
    1,700     Urologix, Inc.(a)                                                                        2,108
      800     Utah Medical Products, Inc.                                                             21,368
    3,050     Varian, Inc.(a)                                                                        120,262
    1,500     Vascular Solutions, Inc.(a)                                                             11,730
    1,600     Virtual Radiologic Corp.(a)                                                             14,448
    4,500     Volcano Corp.(a)                                                                        62,910
    4,400     WellCare Health Plans, Inc.(a)                                                          81,356
    3,600     West Pharmaceutical Services, Inc.                                                     125,460
    5,000     Wright Medical Group, Inc.(a)                                                           81,300
      900     XTENT, Inc.(a)                                                                             810
      385     Zila, Inc.(a)                                                                              142
    2,310     Zoll Medical Corp.(a)                                                                   44,675
                                                                                                ------------
                                                                                                  11,700,038
                                                                                                ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.5%
    3,500     ACCO Brands Corp.(a)                                                                     9,870
      800     Bassett Furniture Industries, Inc.                                                       2,200
    9,164     Beazer Homes USA, Inc.(a)                                                               16,770
    2,800     Blount International, Inc.(a)                                                           24,108
      675     Blyth, Inc.                                                                             22,133
    4,400     Briggs & Stratton Corp.                                                                 58,696
    1,876     Brookfield Homes Corp.(c)                                                                7,504
      710     Cavco Industries, Inc.(a)                                                               17,984
    5,900     Central Garden & Pet Co. Class A(a)                                                     58,115
    8,300     Champion Enterprises, Inc.(a)                                                            2,656
    7,400     Church & Dwight Co., Inc.                                                              401,894
    1,600     Compx International, Inc.                                                                9,936
    3,800     Comstock Homebuilding Cos., Inc. Class A(a)                                                800
      900     Dixie Group, Inc.(a)                                                                     2,619
    7,300     Energizer Holdings, Inc.(a)                                                            381,352
    3,500     Ethan Allen Interiors, Inc.                                                             36,260
      200     Flexsteel Industries, Inc.                                                               1,676
    1,100     Forward Industries, Inc.(a)                                                              1,815
    3,300     Franklin Covey Co.(a)                                                                   20,559
    4,400     Furniture Brands International, Inc.                                                    13,332
    3,000     HNI Corp.                                                                               54,180
    5,590     Herman Miller, Inc.                                                                     85,751
    1,300     hhgregg, Inc.(a)                                                                        19,708
    1,700     Hooker Furniture Corp.                                                                  19,516
    6,300     Hovnanian Enterprises, Inc. Class A(a)                                                  14,868
    4,700     Interface, Inc. Class A                                                                 29,140
    2,100     iRobot Corp.(a)                                                                         27,258
    9,175     Jarden Corp.(a)                                                                        172,031
    2,800     Kimball International, Inc. Class B                                                     17,472
    5,200     Knoll, Inc.                                                                             39,416
      700     L.S. Starrett Co. Class A                                                                4,760
    5,700     La-Z-Boy, Inc.                                                                          26,904
    1,082     Libbey, Inc.                                                                             1,526
    2,500     Lifetime Brands, Inc.                                                                   10,200
    2,000     M/I Homes, Inc.(a)                                                                      19,580
    3,816     MDC Holdings, Inc.                                                                     114,900
    3,100     Meritage Homes Corp.(a)                                                                 58,466
    2,011     Middleby Corp.(a)                                                                       88,323
    5,464     Mohawk Industries, Inc.(a)                                                             194,956
      516     NVR, Inc.(a)                                                                           259,233
      500     National Presto Industries, Inc.                                                        38,050
      700     Oil-Dri Corp. of America                                                                10,395
      900     Orleans Homebuilders, Inc.(a)                                                            1,521

================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    2,300     Palm Harbor Homes, Inc.(a)                                                        $      4,945
    1,300     Russ Berrie & Co., Inc.(a)                                                               5,083
    5,200     Ryland Group, Inc.                                                                      87,152
    4,200     The Scotts Miracle-Gro Co.                                                             147,210
    6,100     Sealy Corp.(a)                                                                          11,956
    5,250     Select Comfort Corp.(a)                                                                  4,410
    1,000     Skyline Corp.                                                                           21,750
   15,300     Standard-Pacific Corp.(a)                                                               31,059
    2,400     Stanley Furniture Co., Inc.                                                             25,896
    6,400     Steelcase, Inc. Class A                                                                 37,248
    8,400     Tempur-Pedic International, Inc.                                                       109,788
   13,800     Toll Brothers, Inc.(a)                                                                 234,186
    6,455     Tupperware Corp.                                                                       167,959
      642     Virco Manufacturing Corp.                                                                2,247
    1,900     WD-40 Co.                                                                               55,100
                                                                                                ------------
                                                                                                   3,344,422
                                                                                                ------------
INDUSTRIAL ENGINEERING - 2.3%
    9,023     AGCO Corp.(a),(b)                                                                      262,298
      700     Accuride Corp.(a)                                                                          230
    1,400     Alamo Group, Inc.                                                                       14,140
    2,800     Albany International Corp. Class A                                                      31,864
    4,300     Altra Holdings, Inc.(a)                                                                 32,207
    1,800     American Railcar Industries, Inc.                                                       14,868
    1,900     Astec Industries, Inc.(a)                                                               56,411
    2,100     Broadwind Energy, Inc.(a)                                                               23,772
    2,800     Brush Engineered Materials, Inc.(a)                                                     46,900
    8,000     Bucyrus International, Inc.                                                            228,480
    1,900     CIRCOR International, Inc.                                                              44,859
    1,200     Cascade Corp.                                                                           18,876
      100     Chicago Rivet & Machine Co.                                                              1,162
    5,600     Clarcor, Inc.                                                                          163,464
    2,100     Columbus McKinnon Corp.(a)                                                              26,565
      700     Commercial Vehicle Group, Inc.(a)                                                        1,008
    5,400     Crane Co.                                                                              120,474
    6,700     Donaldson Co., Inc.                                                                    232,088
    1,400     Dynamic Materials Corp.                                                                 26,992
      300     The Eastern Co.                                                                          4,950
    2,200     EnPro Industries, Inc.(a)                                                               39,622
    2,200     Energy Recovery, Inc.(a)                                                                15,576
    3,600     Federal Signal Corp.                                                                    27,540
    3,800     Flanders Corp.(a)                                                                       23,218
    4,500     Flow International Corp.(a)                                                             10,575
    1,500     Freightcar America, Inc.                                                                25,215
    5,800     Gardner Denver, Inc.(a)                                                                145,986
    1,500     GenTek, Inc.(a)                                                                         33,495
    1,870     The Gorman-Rupp Co.                                                                     37,718
    6,387     Graco, Inc.                                                                            140,642
    1,900     Graham Corp.                                                                            25,270
    3,200     Greenbrier Cos., Inc.                                                                   23,008
    2,900     H&E Equipment Services, Inc.(a)                                                         27,115
    1,900     Hardinge, Inc.                                                                           8,075
    1,300     Hurco Companies, Inc.(a)                                                                20,319
    8,625     IDEX Corp.                                                                             211,916
    3,105     John Bean Technologies Corp.                                                            38,875
   10,400     Joy Global, Inc.                                                                       371,488
      300     K-Tron International, Inc.(a)                                                           23,904
      780     Kadant, Inc.(a)                                                                          8,806
    3,800     Kaydon Corp.                                                                           123,728
    1,100     Key Technology Inc.(a)                                                                  10,879
    1,400     L.B. Foster Co. Class A(a)                                                              42,098
    4,295     Lincoln Electric Holdings, Inc.                                                        154,792
    1,400     Lindsay Manufacturing Co.                                                               46,340
    1,800     Lydall, Inc.(a)                                                                          6,120
    1,400     MFRI, Inc.(a)                                                                            8,652
    1,700     Met-Pro Corp.                                                                           18,394
    3,300     Mine Safety Appliances Co.                                                              79,530
    3,400     Mueller Industries, Inc.                                                                70,720
      600     NACCO Industries, Inc. Class A                                                          17,232
    2,700     NN, Inc.                                                                                 4,536
    7,100     Navistar International Corp.(a)                                                        309,560
    3,200     Nordson Corp.                                                                          123,712

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  53

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    7,900     Oshkosh Corp.                                                                     $    114,866
      600     PMFG, Inc.(a)                                                                            5,286
    9,550     Pentair, Inc.                                                                          244,671
    3,200     Robbins & Myers, Inc.                                                                   61,600
    5,348     SPX Corp.                                                                              261,892
    1,100     Sauer-Danfoss, Inc.                                                                      6,743
    2,275     Spartan Motors, Inc.                                                                    25,776
    1,400     Standex International Corp.                                                             16,240
    1,650     Sun Hydraulics, Inc.                                                                    26,681
    1,300     Sypris Solutions, Inc.                                                                   1,573
    1,800     Tecumseh Products Co. Class A(a)                                                        17,478
    1,800     Tennant Co.                                                                             33,102
   10,100     Terex Corp.(a)                                                                         121,907
    7,300     Timken Co.                                                                             124,684
    3,990     Toro Co.(c)                                                                            119,301
    8,500     Trinity Industries, Inc.                                                               115,770
    1,600     Twin Disc, Inc.                                                                         10,896
    1,800     Wabash National Corp.                                                                    1,260
    5,100     Westinghouse Air Brake Technologies Corp.                                              164,067
    6,000     Woodward Governor Co.                                                                  118,800
      300     Xerium Technologies, Inc.(a)                                                               330
                                                                                                ------------
                                                                                                   5,219,187
                                                                                                ------------
INDUSTRIAL METALS & MINING - 1.0%
    1,000     Ampco-Pittsburgh Corp.                                                                  23,450
    4,700     Carpenter Technology Corp.                                                              97,807
    6,900     Century Aluminum Co.(a)                                                                 42,987
   13,800     Cliffs Natural Resources, Inc.                                                         337,686
    1,400     Cold Metal Products, Inc.(a)                                                                 -
   11,900     Commercial Metals Co.                                                                  190,757
      600     Friedman Industries, Inc.                                                                3,258
    1,300     Haynes International, Inc.(a)                                                           30,810
    5,300     Horsehead Holding Corp.(a)                                                              39,485
    4,300     Intrepid Potash, Inc.(a)                                                               120,744
    1,300     Kaiser Aluminum Corp.                                                                   46,683
    1,505     Olympic Steel, Inc.                                                                     36,827
    3,000     RTI International Metals, Inc.(a)                                                       53,010
    6,824     Reliance Steel & Aluminum Co.                                                          261,973
   23,500     Southern Copper Corp.(c)                                                               480,340
   22,366     Steel Dynamics, Inc.                                                                   329,451
    1,300     Synalloy Corp.                                                                          10,790
   12,200     USEC, Inc.(a)                                                                           64,904
      700     Universal Stainless &  Alloy Products, Inc.(a)                                          11,389
    8,800     Uranium Energy Corp.(a)                                                                 25,520
    4,100     Uranium Resources, Inc.(a)                                                               5,248
    1,600     WHX Corp.(a)                                                                             4,160
    6,800     Worthington Industries, Inc.                                                            86,972
                                                                                                ------------
                                                                                                   2,304,251
                                                                                                ------------
INDUSTRIAL TRANSPORTATION - 1.4%
    2,205     ATC Technology Corp.(a)                                                                 31,972
    5,600     Aircastle Ltd.                                                                          41,160
    2,200     Air Transport Services Group, Inc.(a)                                                    5,104
    4,400     Alexander & Baldwin, Inc.                                                              103,136
    1,125     American Commerical Lines, Inc.(a)                                                      17,415
    2,800     Arkansas Best Corp.                                                                     73,780
    1,500     Atlas Air Worldwide Holdings, Inc.(a)                                                   34,785
    1,400     Capital Product Partners LP                                                             12,628
    1,725     Celadon Group, Inc.(a)                                                                  14,473
    4,400     Con-way, Inc.                                                                          155,364
    2,700     Covenant Transport Group Class A(a)                                                     14,850
    5,500     DHT Maritime, Inc.                                                                      28,655
      900     Dynamex, Inc.(a)                                                                        13,851
    5,900     Eagle Bulk Shipping, Inc.                                                               27,671
    3,000     Excel Maritime Carriers Ltd.                                                            20,190
    3,200     Forward Air Corp.                                                                       68,224

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,900     Frozen Food Express Industries, Inc.                                              $      6,042
    3,600     Genco Shipping & Trading Ltd.(c)                                                        78,192
    5,752     General Maritime Corp.                                                                  56,887
    3,550     Genesee & Wyoming, Inc. Class A(a)                                                      94,111
    4,100     HUB Group, Inc. Class A(a)                                                              84,624
    7,008     Heartland Express, Inc.                                                                103,158
    3,300     Horizon Lines, Inc. Class A                                                             12,738
      600     International Shipholding Corp.                                                         16,176
   10,700     J.B. Hunt Transport Services, Inc.                                                     326,671
    1,400     K-Sea Transportation Partners LP                                                        27,454
    9,700     Kansas City Southern(a)                                                                156,267
    6,000     Kirby Corp.(a)                                                                         190,740
    6,200     Knight Transportation, Inc.                                                            102,610
    5,500     Landstar System, Inc.                                                                  197,505
    4,900     Macquarie Infrastructure Co. LLC                                                        20,139
    1,637     Marten Transport Ltd.(a)                                                                33,984
    1,200     Navios Maritime Partners LP                                                             12,000
    2,100     OSG America LP                                                                          14,049
    1,500     OceanFreight, Inc.                                                                       2,265
    3,362     Old Dominion Freight Line, Inc.(a)                                                     112,862
    2,800     Overseas Shipholding Group, Inc.                                                        95,312
      400     P.A.M. Transportation Services, Inc.(a)                                                  2,188
    5,300     PHH Corp.(a)                                                                            96,354
    3,900     Pacer International, Inc.                                                                8,697
      100     Patriot Transportation Holding, Inc.(a)                                                  7,293
    1,500     Quality Distribution, Inc.(a)                                                            3,000
      600     SMF Energy Corp.(a)                                                                        233
    1,500     Saia, Inc.(a)                                                                           27,015
    4,000     Ship Finance International Ltd.                                                         44,120
    1,400     TAL International Group, Inc.                                                           15,260
    3,100     TBS International Ltd.(a)                                                               24,211
    4,500     Teekay Corp.                                                                            94,635
    1,900     Textainer Group Holdings Ltd.                                                           21,831
      700     USA Truck, Inc.(a)                                                                       9,471
   10,100     UTI Worldwide, Inc.(a)                                                                 115,140
      900     Universal Truckload Services, Inc.                                                      14,085
    5,700     Werner Enterprises, Inc.                                                               103,284
      200     Willis Lease Finance Corp.(a)                                                            2,624
    3,600     World Fuel Services Corp.                                                              148,428
    6,229     YRC Worldwide, Inc.(a),(c)                                                              10,776
                                                                                                ------------
                                                                                                   3,155,689
                                                                                                ------------
LEISURE GOODS - 1.0%
   65,888     Activision Blizzard, Inc.(a),(b)                                                       832,165
      100     Aldila, Inc.(a)                                                                            280
    1,300     Arctic Cat, Inc.                                                                         5,252
   11,600     Brunswick Corp.                                                                         50,112
    6,800     Callaway Golf Co.                                                                       34,476
    2,200     DTS, Inc.(a)                                                                            59,554
    2,200     Drew Industries, Inc.(a)                                                                26,774
    1,700     Emerson Radio Corp.(a)                                                                     986
      900     Escalade, Inc.                                                                             765
   13,400     Garmin Ltd.                                                                            319,188
    4,200     Glu Mobile, Inc.(a)                                                                      5,250
    3,013     Jakks Pacific, Inc.(a)                                                                  38,657
      200     Koss Corp.                                                                               2,360
    3,600     Leapfrog Enterprises, Inc.(a)                                                            8,244
    1,500     Majesco Entertainment Co.(a)                                                             2,925
      700     Marine Products Corp.                                                                    2,625
    5,500     Marvel Entertainment, Inc.(a)                                                          195,745
      200     Meade Instruments Corp.(a)                                                                  36
    2,400     Nautilus, Inc.(a)                                                                        2,712
    3,600     Polaris Industries, Inc.                                                               115,632
    5,250     Pool Corp.(c)                                                                           86,940

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  55

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,970     RC2 Corp.(a)                                                                      $     26,063
    1,700     Rockford Corp.(a)                                                                          408
    2,100     Sport Supply Group, Inc.                                                                18,039
    1,310     Steinway Musical Instruments, Inc.(a)                                                   14,017
    9,050     THQ, Inc.(a)                                                                            64,798
    8,500     Take-Two Interactive Software, Inc.                                                     80,495
    3,685     Thor Industries, Inc.                                                                   67,693
   11,265     TiVo, Inc.(a)                                                                          118,057
    1,700     Universal Electronics, Inc.(a)                                                          34,289
    4,600     Winnebago Industries, Inc.                                                              34,178
    2,600     Zumiez, Inc.(a)                                                                         20,826
                                                                                                ------------
                                                                                                   2,269,541
                                                                                                ------------
LIFE INSURANCE - 0.3%
    6,100     American Equity Investment Life Holding Co.                                             34,038
       48     American Independence Corp.(a)                                                             223
    2,500     Amerisafe, Inc.(a)                                                                      38,900
    2,890     Citizens, Inc.(a)                                                                       17,571
   20,000     Conseco, Inc.(a)                                                                        47,400
    4,450     Delphi Financial Group, Inc. Class A                                                    86,464
    2,700     eHealth, Inc.(a)                                                                        47,682
    1,700     FBL Financial Group, Inc. Class A                                                       14,042
      720     Independence Holding Co.                                                                 4,579
      700     Kansas City Life Insurance Co.                                                          18,837
      307     National Western Life Insurance Co. Class A                                             35,842
    8,700     The Phoenix Cos., Inc.(a)                                                               14,529
    3,100     Presidential Life Corp.                                                                 23,467
    8,900     Protective Life Corp.                                                                  101,816
    4,700     Stancorp Financial Group, Inc.                                                         134,796
                                                                                                ------------
                                                                                                     620,186
                                                                                                ------------
MEDIA - 3.0%
    1,000     4Kids Entertainment, Inc.(a)                                                             2,090
    1,296     AH Belo Corp.                                                                            1,270
    1,300     Alloy, Inc.(a)                                                                           6,877
    4,400     American Greetings Corp. Class A                                                        51,392
    2,900     Arbitron, Inc.                                                                          46,081
    1,406     Ascent Media Corp. Class A(a)                                                           37,371
    3,356     Avid Technology, Inc.(a)                                                                45,004
    2,100     Bankrate, Inc.(a),(c)                                                                   53,004
    4,100     Beasley Broadcasting Group, Inc. Class A                                                 8,979
    9,980     Belo Corp. Class A                                                                      17,864
    6,000     CKX, Inc.(a)                                                                            42,540
      904     CSS Industries, Inc.                                                                    18,424
       50     CTN Media Group, Inc.(a)                                                                     -
   25,600     Cablevision Systems Corp. Class A                                                      496,896
   19,200     Citadel Broadcasting Corp.(a)                                                              768
    5,900     Clear Channel Outdoor Holdings, Inc. Class A(a)                                         31,270
    2,100     ComScore, Inc.(a)                                                                       27,972
    2,200     Constant Contact, Inc.(a)                                                               43,648
    1,500     Crown Media Holdings, Inc. Class A(a)                                                    2,505
    6,165     Cumulus Media, Inc. Class A(a)                                                           5,733
    2,038     DG FastChannel, Inc.(a)                                                                 37,295
   23,565     DISH Network Corp.(a)                                                                  381,989
   31,200     Discovery Communications, Inc. Class A(a)                                              703,560
    4,000     Dolan Media Co.(a)                                                                      51,160
    6,200     Dolby Laboratories, Inc. Class A(a)                                                    231,136
    6,600     DreamWorks Animation SKG, Inc. Class A(a)                                              182,094
      470     EDCI Holdings, Inc.(a)                                                                   2,468
    3,233     EW Scripps Co.                                                                           6,757
    6,400     Emmis Communications Corp. Class A(a)                                                    1,920
    3,000     Entercom Communications Corp.                                                            4,590

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    6,500     Entravision Communications Corp. Class A(a)                                       $      3,120
    4,950     Factset Research Systems, Inc.(c)                                                      246,857
      700     Fisher Communications, Inc.                                                              8,953
    1,900     Global Traffic Network, Inc.(a)                                                          7,201
    2,200     Gray Television, Inc.                                                                    1,078
      400     HSW International, Inc.(a)                                                                  94
    4,300     Harte-Hanks, Inc.                                                                       39,775
    4,300     Hollywood Media Corp.(a)                                                                 6,708
    5,300     IHS, Inc. Class A(a)                                                                   264,311
       80     iBEAM Broadcasting Corp.(a)                                                                  -
    3,200     infoGROUP, Inc.                                                                         18,272
    3,600     Interactive Data Corp.                                                                  83,304
    4,180     inVentiv Health, Inc.(a)                                                                56,555
    4,900     John Wiley & Sons, Inc. Class A                                                        162,925
    4,500     Journal Communications, Inc. Class A                                                     4,725
    3,500     Knology, Inc.(a)                                                                        30,205
    3,100     The Knot, Inc.(a)                                                                       24,428
    6,807     Lamar Advertising Co. Class A(a),(c)                                                   103,943
    2,400     Lee Enterprises, Inc.                                                                    1,272
   26,141     Liberty Global, Inc.(a)                                                                415,380
    3,922     Liberty Global, Inc. Series C(a)                                                        62,007
   57,528     Liberty Media Corp. - Entertainment Class A(a)                                       1,538,874
   10,407     Liberty Media Holding Corp. - Capital(a)                                               141,119
   64,636     Liberty Media Holding Corp. - Interactive(a)                                           323,826
    3,200     Lin TV Corp. Class A(a)                                                                  5,376
      500     Local.com Corp.(a)                                                                       1,700
    3,600     LodgeNet Interactive Corp.(a)                                                           12,240
    3,200     Marchex, Inc. Class B                                                                   10,784
    3,600     Martha Stewart Living Omnimedia, Inc. Class A(a)                                        11,016
    6,000     McClatchy Co. Class A                                                                    3,000
    2,100     Media General, Inc. Class A                                                              4,431
    5,900     Mediacom Communications Corp. Class A(a)                                                30,149
    1,800     Morningstar, Inc.(a)                                                                    74,214
    5,400     New Frontier Media, Inc.(a)                                                             12,960
    4,500     Nexstar Broadcasting Group, Inc. Class A(a)                                              3,465
      400     Outdoor Channel Holdings, Inc.(a)                                                        2,360
    1,000     PDI, Inc.(a)                                                                             4,100
    2,100     Playboy Enterprises, Inc. Class B(a)                                                     5,271
    3,905     Primedia, Inc.                                                                           7,849
      300     RHI Entertainment, Inc.(a)                                                                 957
    2,000     Radio One, Inc. Class D(a)                                                                 500
    2,900     Regent Communications, Inc.(a)                                                             644
    1,400     SPAR Group, Inc.(a)                                                                        560
      357     Saga Communications, Inc.(a)                                                             1,839
    1,600     Salem Communications Corp. Class A(a)                                                    1,536
      30      Salon Media Group, Inc.(a)                                                                   5
    2,100     Schawk, Inc.                                                                            15,771
    3,410     Scholastic Corp.                                                                        67,484
    8,400     Sinclair Broadcast Group, Inc. Class A                                                  16,296
  397,750     Sirius XM Radio, Inc.(a)                                                               171,033
    5,100     Spanish Broadcasting System, Inc. Class A(a)                                               918
    1,100     TechTarget, Inc.(a)                                                                      4,400
    2,600     TheStreet.com, Inc.                                                                      5,434
    5,200     Valassis Communications, Inc.(a)                                                        31,772
      100     Value Line, Inc.                                                                         3,287

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  57

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    9,155     ValueClick, Inc.(a)                                                               $     96,311
    4,400     Vertro, Inc.(a)                                                                            836
    2,100     WPT Enterprises, Inc.(a)                                                                 2,520
    7,700     Warner Music Group Corp.(a)                                                             45,045
    1,300     WebMD Health Corp. Class A(a),(c)                                                       38,896
    1,900     WebMediaBrands, Inc.(a)                                                                  1,043
    3,600     Westwood One, Inc.(a)                                                                      180
                                                                                                ------------
                                                                                                   6,783,771
                                                                                                ------------
MINING - 0.9%
    2,200     AMCOL International Corp.                                                               47,476
    1,300     Alliance Holdings GP LP                                                                 24,947
    2,000     Alliance Resource Partners LP                                                           65,000
    6,600     Allied Nevada Gold Corp.(a)                                                             53,196
    7,800     Alpha Natural Resources, Inc.(a)                                                       204,906
   16,000     Arch Coal, Inc.                                                                        245,920
    1,792     Atna Resources Ltd.(a)                                                                   1,177
    6,370     Coeur d'Alene Mines Corp.(a)                                                            78,351
    3,900     Compass Minerals International, Inc.                                                   214,149
    8,200     Evergreen Energy, Inc.(a),(c)                                                            8,036
    5,300     Foundation Coal Holdings, Inc.                                                         148,983
    6,700     General Moly, Inc.(a)                                                                   14,874
   27,600     Hecla Mining Co.(a),(c)                                                                 73,968
   11,700     International Coal Group, Inc.(a),(c)                                                   33,462
    3,600     James River Coal Co.(a)                                                                 54,468
    2,700     National Coal Corp.(a)                                                                   3,213
    3,300     Natural Resource Partners LP                                                            69,465
    7,000     Patriot Coal Corp.(a)                                                                   44,660
    2,000     Penn Virginia GP Holdings LP                                                            25,320
    3,100     Penn Virginia Resource Partners LP                                                      42,067
    4,635     Royal Gold, Inc.                                                                       193,280
    6,600     Solitario Exploration & Royalty Corp.(a)                                                12,210
    4,984     Stillwater Mining Co.(a)                                                                28,459
    6,000     Timberline Resources Corp.(a)                                                            2,100
    9,100     US Gold Corp.(a)                                                                        24,024
    3,800     Vista Gold Corp.(a)                                                                      6,536
    6,300     Walter Industries, Inc.                                                                228,312
    1,600     Westmoreland Coal Co.(a)                                                                12,960
                                                                                                ------------
                                                                                                   1,961,519
                                                                                                ------------
MOBILE TELECOMMUNICATIONS - 0.5%
    1,100     Atlantic Tele-Network, Inc.                                                             43,219
    7,900     Centennial Communications Corp.(a)                                                      66,044
   22,700     FiberTower Corp.(a)                                                                     11,350
    5,600     Globalstar, Inc.(a)                                                                      5,880
    1,900     iPCS, Inc.(a)                                                                           28,424
    6,800     Leap Wireless International, Inc.(a)                                                   223,924
   18,500     NII Holdings, Inc.(a)                                                                  352,795
    3,200     NTELOS Holdings Corp.                                                                   58,944
    1,800     ORBCOMM, Inc.(a),(c)                                                                     3,168
        6     Purple Communications, Inc.(a)                                                              14
    7,500     Telephone & Data Systems, Inc.                                                         212,250
    2,900     Telephone & Data Systems, Inc. (Special Shares)                                         75,284
    5,100     TerreStar Corp.(a)                                                                       7,803
    1,600     U.S. Cellular Corp.(a)                                                                  61,520
    3,200     USA Mobility, Inc.                                                                      40,832
    5,800     Virgin Mobile USA, Inc.(a)                                                              23,316
                                                                                                ------------
                                                                                                   1,214,767
                                                                                                ------------
NONLIFE INSURANCE - 9.0%
    1,300     21st Century Holding Co.                                                                 4,186
   40,100     AMBAC Financial Group, Inc.                                                             36,892
    2,600     Affirmative Insurance Holdings, Inc.                                                     9,230
      565     Alleghany Corp.(a)                                                                     153,115

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    4,000     Allied World Assurance Holdings Ltd.                                              $    163,320
    8,250     American Financial Group, Inc.                                                         178,035
    1,600     American National Insurance Co.                                                        120,928
    1,150     American Physicians Capital, Inc.                                                       45,034
      300     American Safety Insurance Holdings Ltd.(a)                                               4,083
    4,300     AmTrust Financial Services, Inc.                                                        49,020
    5,905     Arch Capital Group Ltd.(a)                                                             345,915
    3,339     Argo Group International Holdings Ltd.(a)                                               94,226
   10,100     Arthur J. Gallagher & Co.                                                              215,534
    8,300     Aspen Insurance Holdings Ltd.                                                          185,422
   10,423     Assured Guaranty Ltd.                                                                  129,037
      700     Atlantic American Corp.(a)                                                                 518
   15,800     Axis Capital Holdings Ltd.                                                             413,644
      950     Baldwin & Lyons, Inc. Class B                                                           18,715
      132     Berkshire Hathaway, Inc. Class A(a)                                                  1,880,000
   12,000     Brown & Brown, Inc.                                                                    239,160
    3,029     CNA Financial Corp.                                                                     46,859
    1,900     CNA Surety Corp.(a)                                                                     25,631
      500     Donegal Group, Inc. Class A                                                              7,605
    1,100     EMC Insurance Group, Inc.                                                               22,891
    1,900     Eastern Insurance Holdings, Inc.                                                        17,879
    5,500     Employers Holdings, Inc.                                                                74,525
    5,700     Endurance Specialty Holdings Ltd.                                                      167,010
      600     Enstar Group Ltd.(a)                                                                    35,310
    3,200     Erie Indemnity Co. Class A                                                             114,432
    6,200     Everest Re Group Ltd.                                                                  443,734
    1,100     FPIC Insurance Group, Inc.(a)                                                           33,682
    1,327     First Acceptance Corp.(a)                                                                2,827
    8,635     First American Corp.                                                                   223,733
    2,400     First Mercury Financial Corp.                                                           33,048
    4,500     Flagstone Reinsurance Holdings Ltd.                                                     46,350
    3,700     Greenlight Capital Re Ltd.(a)                                                           64,047
   12,250     HCC Insurance Holdings, Inc.                                                           294,123
    5,500     The Hanover Insurance Group, Inc.                                                      209,605
    1,400     Harleysville Group, Inc.                                                                39,508
    4,300     Horace Mann Educators Corp.                                                             42,871
    5,300     IPC Holdings, Ltd.                                                                     144,902
    1,800     Infinity Property & Casualty Corp.                                                      65,628
      366     Insure.com, Inc.(a)                                                                        666
       83     InsWeb Corp.(a)                                                                            276
    1,031     Life Partners Holdings, Inc.(c)                                                         14,620
    4,400     Maiden Holdings Ltd.                                                                    28,864
    1,094     Markel Corp.(a)                                                                        308,180
    5,300     Max Capital Group Ltd.                                                                  97,838
    4,400     Meadowbrook Insurance Group, Inc.                                                       28,732
    1,400     Mercer Insurance Group, Inc.                                                            22,260
    2,800     Mercury General Corp.                                                                   93,604
    9,300     Montpelier Re Holdings Ltd.                                                            123,597
      600     NYMAGIC, Inc.                                                                            8,328
      600     National Interstate Corp.                                                                9,108
      120     National Security Group, Inc.                                                              937
    1,700     Navigators Group, Inc.(a)                                                               75,531
    2,100     Odyssey Re Holdings Corp.                                                               83,958
   24,512     Old Republic International Corp.                                                       241,443
    2,600     OneBeacon Insurance Group Ltd.                                                          30,394
    4,695     PMA Capital Corp. Class A(a)                                                            21,362
    6,500     PartnerRe Ltd.                                                                         422,175

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    5,200     Platinum Underwriters Holdings Ltd.                                               $    148,668
    3,400     ProAssurance Corp.(a)                                                                  157,114
    2,100     RLI Corp.                                                                               94,080
    6,000     Reinsurance Group of America, Inc.                                                     209,460
    6,900     RenaissanceRe Holdings Ltd.                                                            321,126
    1,800     Safety Insurance Group, Inc.                                                            55,008
    2,900     SeaBright Insurance Holdings, Inc.(a)                                                   29,377
    5,800     Selective Insurance Group, Inc.                                                         74,066
    3,600     Specialty Underwriters' Alliance, Inc.(a)                                               22,824
    1,425     State Auto Financial Corp.                                                              24,938
    4,262     Tower Group, Inc.                                                                      105,612
    5,931     Transatlantic Holdings, Inc.                                                           256,990
      300     Unico American Corp.                                                                     2,295
    2,700     United America Indemnity, Ltd.(a)                                                       12,933
    2,000     United Fire & Casualty Co.                                                              34,300
    4,800     Unitrin, Inc.                                                                           57,696
      400     Universal Insurance Holdings, Inc.                                                       2,008
    3,500     Validus Holdings Ltd.                                                                   76,930
   14,990     W.R. Berkley Corp.                                                                     321,835
      145     Wesco Financial Corp.                                                                   42,195
      852     White Mountains Insurance Group, Inc.                                                  195,031
    4,150     Zenith National Insurance Corp.                                                         90,221
                                                                                                ------------
                                                                                                  20,388,794
                                                                                                ------------
OIL & GAS PRODUCERS - 3.4%
    1,000     APCO Argentina, Inc.                                                                    19,230
    3,100     ATP Oil & Gas Corp.(a)                                                                  21,576
    7,700     Abraxas Petroleum Corp.(a)                                                               7,315
      800     Adams Resources & Energy, Inc.                                                          13,720
    1,500     Alon USA Energy, Inc.                                                                   15,525
    7,400     American Oil & Gas, Inc.(a)                                                              7,400
    1,300     Approach Resources, Inc.(a)                                                              8,970
    4,200     Arena Resources, Inc.(a)                                                               133,770
    3,899     Atlas America, Inc.                                                                     69,675
    3,800     Atlas Energy Resources LLC                                                              77,634
    2,400     BP Prudhoe Bay Royalty Trust                                                           165,600
    8,200     BPZ Resources, Inc.(a),(c)                                                              40,098
      600     Barnwell Industries, Inc.                                                                2,370
    4,400     Berry Petroleum Co. Class A                                                             81,796
    3,600     Bill Barrett Corp.(a)                                                                   98,856
    4,500     BreitBurn Energy Partners LP                                                            34,560
    4,500     Brigham Exploration Co.(a)                                                              15,705
    2,800     CNX Gas Corp.(a)                                                                        73,556
    1,700     CREDO Petroleum Corp.(a)                                                                18,156
    5,854     CVR Energy, Inc.(a)                                                                     42,910
    1,100     Callon Petroleum Co.(a)                                                                  2,178
   10,900     Cano Petroleum, Inc.(a)                                                                 10,355
    3,700     Carrizo Oil & Gas, Inc.(a)                                                              63,455
    9,500     Cheniere Energy, Inc.(a)                                                                27,930
    8,816     Cimarex Energy Co.                                                                     249,845
    1,100     Clayton Williams Energy, Inc.(a)                                                        20,757
    5,300     Comstock Resources, Inc.(a)                                                            175,165
    7,400     Concho Resources, Inc.(a)                                                              212,306
    1,500     Contango Oil & Gas Co.(a)                                                               63,735
    3,100     Continental Resources, Inc.(a)                                                          86,025
      956     Cross Timbers Royalty Trust                                                             23,804
    1,600     Delek US Holdings, Inc.                                                                 13,568
   17,835     Delta Petroleum Corp.(a)                                                                34,422
    2,100     Dorchester Minerals LP                                                                  47,964
    1,800     Double Eagle Pete & Mining Co.(a)                                                        8,964
    7,800     Dune Energy, Inc.(a)                                                                     1,014
    1,900     EV Energy Partner LP                                                                    35,853
   18,800     EXCO Resources, Inc.(a)                                                                242,896

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    5,600     Eagle Rock Energy Partners LP                                                     $     17,864
    5,600     Edge Petroleum Corp.(a)                                                                  3,293
    5,300     Encore Acquisition Co.(a)                                                              163,505
    2,700     Encore Energy Partners LP                                                               38,610
   20,400     Endeavour International Corp.(a)                                                        27,744
    7,100     Energen Corp.                                                                          283,290
    5,900     FX Energy, Inc.(a)                                                                      22,361
   10,500     Forest Oil Corp.(a)                                                                    156,660
   12,000     Frontier Oil Corp.                                                                     157,320
    3,200     GMX Resources Inc.(a)                                                                   34,048
    5,700     Gasco Energy, Inc.(a)                                                                    1,596
      100     GeoMet, Inc.(a)                                                                            110
    7,600     GeoPetro Resources Co.(a)                                                                3,572
    1,200     GeoResources, Inc.(a)                                                                   12,240
    1,500     Global Partners LP                                                                      27,825
    3,400     Goodrich Petroleum Corp.(a)                                                             83,606
    3,900     Gulfport Energy Corp.(a)                                                                26,715
    4,000     Harvest Natural Resources, Inc.(a)                                                      17,640
    5,200     Holly Corp.                                                                             93,496
    2,100     Houston American Energy Corp.                                                            3,843
    4,200     Hugoton Royalty Trust                                                                   60,648
    6,000     John D. Oil & Gas Co.(a)                                                                   900
    1,000     Legacy Reserves LP                                                                      12,960
   11,800     Linn Energy LLC(c)                                                                     230,926
   10,508     Mariner Energy, Inc.(a)                                                                123,469
    1,500     Martin Midstream Partners LP                                                            30,960
    7,100     McMoRan Exploration Co.(a)                                                              42,316
    5,100     Meridian Resource Corp.(a)                                                               1,785
   13,998     Newfield Exploration Co.(a)                                                            457,315
    2,200     Northern Oil And Gas, Inc.(a)                                                           14,014
      900     Panhandle Oil & Gas, Inc.                                                               17,667
    8,400     Parallel Petroleum Corp.(a)                                                             16,296
    4,600     Penn Virginia Corp.                                                                     75,302
   30,601     PetroHawk Energy  Corp.(a)                                                             682,402
    1,680     Petroleum Development Corp.(a)                                                          26,359
    7,300     Petroquest Energy, Inc.(a)                                                              26,937
      700     Pioneer Southwest Energy Partners LP                                                    13,055
   12,719     Plains Exploration & Production Co.(a)                                                 347,992
    2,300     Quest Energy Partners LP                                                                 3,197
    4,000     Quest Resource Corp.(a)                                                                  1,320
   12,560     Quicksilver Resources, Inc.(a)                                                         116,682
    7,700     Ram Energy Resources, Inc.(a)                                                            6,168
    4,800     Regency Energy Partners LP                                                              69,888
    4,600     Rex Energy Corp.(a)                                                                     26,220
    5,700     Rosetta Resources, Inc.(a)                                                              49,875
   15,100     SandRidge Energy, Inc.(a)                                                              128,652
   10,954     Southern Union Co.                                                                     201,444
    6,900     St. Mary Land & Exploration Co.                                                        144,003
    5,309     Stone Energy Corp.(a)                                                                   39,393
    4,100     Swift Energy Co.(a)                                                                     68,265
    9,000     Syntroleum Corp.(a)                                                                     19,890
    3,400     Toreador Resources Corp.                                                                22,780
    4,300     Tri-Valley Corp.(a)                                                                      4,386
   16,900     Ultra Petroleum Corp.(a)                                                               659,100
    6,500     Vaalco Energy, Inc.(a)                                                                  27,495
    2,700     Venoco, Inc.(a)                                                                         20,709
    3,000     W&T Offshore, Inc.                                                                      29,220
    6,500     Warren Resources, Inc.(a)                                                               15,925
    2,100     Western Gas Partners LP                                                                 32,571
    5,945     Western Refining, Inc.(a)                                                               41,972
    6,000     Whiting Petroleum Corp.(a)                                                             210,960
    5,000     Williams Partners LP                                                                    90,300
      963     Zion Oil & Gas, Inc.(a)                                                                 10,227
                                                                                                ------------
                                                                                                   7,665,941
                                                                                                ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 4.9%
    2,000     Allis-Chalmers Energy, Inc.(a)                                                    $      4,620
    1,100     Atlas Pipeline Holdings LP                                                               4,070
    5,500     Atlas Pipeline Partners LP                                                              43,780
    6,100     Atwood Oceanics, Inc.(a)                                                               151,951
    2,600     Basic Energy Services, Inc.(a)                                                          17,758
    5,400     Boardwalk Pipeline Partners LP(c)                                                      121,932
    1,300     Bolt Technology Corp.(a)                                                                14,612
    6,900     Boots & Coots, Inc.(a)                                                                   9,591
    2,900     Bristow Group, Inc.(a)                                                                  85,927
    3,500     Bronco Drilling Co., Inc.(a)                                                            14,980
    1,900     Buckeye GP Holdings LP                                                                  38,532
    5,400     Buckeye Partners LP                                                                    231,282
    2,850     CARBO Ceramics, Inc.                                                                    97,470
    4,075     Cal Dive International, Inc.(a)                                                         35,167
    3,100     Chart Industries, Inc.(a)                                                               56,358
    2,800     Cheniere Energy Partners LP                                                             20,636
    5,500     Complete Production Services, Inc.(a)                                                   34,980
    5,300     Copano Energy LLC Common Units                                                          85,065
    4,300     Crosstex Energy LP                                                                      13,459
    7,900     Crosstex Energy, Inc.                                                                   32,864
    2,800     DCP Midstream Partners LP                                                               60,620
    1,300     Dawson Geophysical Co.(a)                                                               38,805
    9,100     Dresser-Rand Group, Inc.(a)                                                            237,510
    3,300     Dril-Quip, Inc.(a)                                                                     125,730
    1,700     Duncan Energy Partners LP                                                               27,489
    2,700     El Paso Pipeline Partners LP                                                            47,331
    1,801     Enbridge Energy Management LLC(a)                                                       65,286
    8,300     Enbridge Energy Partners LP(c)                                                         320,214
   21,500     Energy Transfer Equity LP                                                              545,455
   10,900     Energy Transfer Partners LP                                                            441,341
    3,600     Enterprise GP Holdings LP(c)                                                            90,468
   34,805     Enterprise Products Partners LP                                                        868,037
    6,863     Exterran Holdings, Inc.(a)                                                             110,083
    1,200     Exterran Partners LP                                                                    16,536
    2,400     Flotek Industries, Inc.(a)                                                               4,872
    3,400     Genesis Energy LP                                                                       43,248
    1,500     Geokinetics, Inc.(a)                                                                    20,475
   11,730     Global Industries Ltd.(a)                                                               66,392
    1,630     Gulf Island Fabrication, Inc.                                                           25,803
    2,500     Gulfmark Offshore, Inc.(a)                                                              69,000
    8,784     Helix Energy Solutions Group, Inc.(a)                                                   95,482
   10,100     Helmerich & Payne, Inc.                                                                311,787
   10,100     Hercules Offshore, Inc.(a)                                                              40,097
    1,800     Hiland Holdings GP LP(a)                                                                 4,140
      600     Hiland Partners LP(a)                                                                    4,386
    1,400     Holly Energy Partners LP                                                                44,450
    3,100     Hornbeck Offshore Services, Inc.(a)                                                     66,309
    9,600     ION Geophysical Corp.(a)                                                                24,672
   13,600     Key Energy Services, Inc.(a)                                                            78,336
   19,500     Kinder Morgan Energy Partners LP(c)                                                    996,840
    8,226     Kinder Morgan Management LLC(a)                                                        371,568
    1,600     Lufkin Industries, Inc.                                                                 67,280
    5,600     Magellan Midstream Holdings LP                                                         117,488
    7,400     Magellan Midstream Partners LP(c)                                                      257,224
   6,082      MarkWest Energy Partners LP                                                            110,692

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
-----------------------------------------------------------------------------------------------------------
    3,000     Matrix Service Co.(a)                                                             $    34,440
    1,700     Mitcham Industries, Inc.(a)                                                             8,823
    2,200     NATCO Group, Inc. Class A(a)                                                           72,424
    4,700     NGAS Resources, Inc.(a)                                                                 9,823
    2,200     Natural Gas Services Group(a)                                                          29,260
    6,900     Newpark Resources, Inc.(a)                                                             19,665
    4,800     Nustar Energy LP                                                                      259,344
    3,700     Nustar GP Holdings LLC                                                                 85,470
   10,100     OGE Energy Corp.                                                                      286,032
    5,300     ONEOK Partners LP                                                                     242,687
      700     OYO Geospace Corp.(a)                                                                  17,962
    5,900     Oceaneering International, Inc.(a)                                                    266,680
    5,500     Oil States International, Inc.(a)                                                     133,155
    3,600     Omni Energy Services Corp.(a)                                                           7,560
    1,900     PHI, Inc.(a)                                                                           32,566
   12,500     Parker Drilling Co.(a)                                                                 54,250
   17,710     Patterson-UTI Energy, Inc.                                                            227,751
    5,500     Pioneer Drilling Co.(a)                                                                26,345
   12,241     Plains All American Pipeline LP                                                       520,855
   16,100     Pride International, Inc.(a)                                                          403,466
    3,375     RPC, Inc.                                                                              28,181
    2,177     SEACOR Holdings, Inc.(a)                                                              163,797
    1,700     Spectra Energy Partners LP                                                             36,550
   12,700     Sulphco, Inc.(a),(c)                                                                   11,684
    2,000     Sunoco Logistics Partners LP                                                          108,440
    8,226     Superior Energy Services, Inc.(a)                                                     142,063
    2,100     Superior Well Services, Inc.(a)                                                        12,495
    2,200     T-3 Energy Services, Inc.(a)                                                           26,202
    1,700     TC PipeLines LP                                                                        59,143
    9,400     TEPPCO Partners LP                                                                    280,684
    4,400     Targa Resources Partners LP                                                            61,028
    1,900     Teekay LNG Partners LP                                                                 37,050
    1,900     Teekay Offshore Partners LP                                                            26,866
    2,300     Tesco Corp.(a)                                                                         18,262
    8,250     Tetra Technologies, Inc.(a)                                                            65,670
    4,955     Tidewater, Inc.                                                                       212,421
    1,500     Transmontaigne Partners LP                                                             31,500
    3,400     Trico Marine Services, Inc.(a)                                                         11,662
    2,700     Union Drilling, Inc.(a)                                                                17,874
    5,000     Unit Corp.(a)                                                                         137,850
    1,800     Williams Pipeline Partners LP                                                          32,508
                                                                                                ------------
                                                                                                 11,190,968
                                                                                                ------------
PERSONAL GOODS - 1.1%
    9,370     Alberto-Culver Co.                                                                    238,279
    3,100     American Apparel, Inc.(a)                                                              11,284
    6,500     Bare Escentuals, Inc.(a)                                                               57,655
    6,200     Carter's, Inc.(a)                                                                     152,582
    1,750     Charles & Colvard Ltd.(a)                                                                 875
    2,200     Chattem, Inc.(a)                                                                      149,820
    1,400     Cherokee, Inc.                                                                         27,748
    1,600     Columbia Sportswear Co.                                                                49,472
    9,000     Crocs, Inc.(a)                                                                         30,600
      600     Culp, Inc.(a)                                                                           3,000
    1,600     Deckers Outdoor Corp.(a)                                                              112,432
    3,300     Elizabeth Arden, Inc.(a)                                                               28,809
    2,200     FGX International Holdings Ltd.(a)                                                     25,036
    5,017     Fossil, Inc.(a)                                                                       120,809
    1,200     G-III Apparel Group, Ltd.(a)                                                           13,788
    9,300     Hanesbrands, Inc.(a)                                                                  139,593
    3,700     Heelys, Inc.                                                                            7,363
    2,800     Helen of Troy Ltd.(a)                                                                  47,012
    6,381     Iconix Brand Group, Inc.(a)                                                            98,140
    2,450     Inter Parfums, Inc.                                                                    17,983
    2,300     Joe's Jeans, Inc.(a)                                                                    1,518
    9,500     Jones Apparel Group, Inc.                                                             101,935

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  63

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    3,200     K-Swiss, Inc. Class A                                                             $     27,200
    1,800     Kenneth Cole Productions, Inc. Class A                                                  12,654
      500     Lacrosse Footwear, Inc.                                                                  4,675
    1,210     Lakeland Industries, Inc.(a)                                                             9,898
   10,600     Liz Claiborne, Inc.                                                                     30,528
    1,600     Maidenform Brands, Inc.(a)                                                              18,352
    2,600     Movado Group, Inc.                                                                      27,404
    1,600     Oxford Industries, Inc.                                                                 18,640
    1,100     Parlux Fragrances, Inc.(a)                                                               1,936
    1,800     Perry Ellis International, Inc.(a)                                                      13,104
    5,500     Phillips-Van Heusen Corp.                                                              157,795
    1,000     Phoenix Footwear Group, Inc.(a)                                                            540
    1,000     Physicians Formula Holdings, Inc.(a)                                                     1,880
   12,500     Quiksilver, Inc.(a)                                                                     23,125
    2,989     Revlon, Inc., Class A(a)                                                                16,260
    1,000     Rocky Brands, Inc.(a)                                                                    3,910
    3,600     Skechers U.S.A., Inc. Class A(a)                                                        35,172
    2,100     Steven Madden Ltd.(a)                                                                   53,445
    1,500     Superior Uniform Group, Inc.                                                            10,875
      200     Tandy Brands Accessories, Inc.                                                             460
    4,000     Timberland Co. Class A(a)                                                               53,080
    2,400     True Religion Apparel, Inc.(a)                                                          53,520
    3,400     Under Armour, Inc. Class A(a),(c)                                                       76,092
    3,200     Unifi, Inc.(a)                                                                           4,544
    2,200     Volcom, Inc.(a)                                                                         27,500
    4,500     The Warnaco Group, Inc.(a)                                                             145,800
      700     Weyco Group, Inc.                                                                       16,163
    5,400     Wolverine World Wide, Inc.                                                             119,124
                                                                                                ------------
                                                                                                   2,399,409
                                                                                                ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.3%
    2,100     AMAG Pharmaceuticals, Inc.(a)                                                          114,807
      511     ARCA Biopharma, Inc.(a)                                                                  1,635
    2,900     ARYx Therapeutics, Inc.(a)                                                              11,977
    6,900     AVI BioPharma, Inc.(a)                                                                  10,902
   14,600     Aastrom Biosciences, Inc.(a)                                                             6,168
      613     The Abraxis Bioscience, Inc.(a)                                                         22,595
    4,500     Acadia Pharmaceuticals, Inc.(a)                                                          9,855
    4,200     Acorda Therapeutics, Inc.(a)                                                           118,398
    2,600     Acura Pharmaceuticals, Inc.(a)                                                          15,548
    7,200     Adolor Corp.(a)                                                                         12,672
    1,300     Affymax, Inc.(a)                                                                        23,959
    9,260     Affymetrix, Inc.(a)                                                                     54,911
    8,100     Akorn, Inc.(a)                                                                           9,720
    2,000     Albany Molecular Research, Inc.(a)                                                      16,780
    9,000     Alexion Pharmaceuticals, Inc.(a)                                                       370,080
    3,600     Alexza Pharmaceuticals, Inc.(a)                                                          8,532
   10,400     Alkermes, Inc.(a)                                                                      112,528
    7,300     Allos Therapeutics, Inc.(a)                                                             60,517
    3,900     Alnylam Pharmaceuticals, Inc.(a)                                                        86,853
      500     Altus Pharmaceuticals, Inc.(a)                                                             205
    1,700     Amicus Therapeutics, Inc.(a)                                                            19,465
   15,300     Amylin Pharmaceuticals, Inc.(a)                                                        206,550
    8,000     Anadys Pharmaceuticals, Inc.(a)                                                         14,880
      400     Anesiva, Inc.(a)                                                                           116
   12,100     Antigenics, Inc.(a)                                                                     25,410
    1,900     Ardea Biosciences, Inc.(a)                                                              29,906

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   11,040     Arena Pharmaceuticals, Inc.(a)                                                    $     55,089
    9,500     Ariad Pharmaceuticals, Inc.(a)                                                          15,105
    5,130     Arqule, Inc.(a)                                                                         31,498
    5,200     Array Biopharma, Inc.(a)                                                                16,328
    1,500     AspenBio Pharma, Inc.(a)                                                                 4,005
    4,400     Auxilium Pharmaceuticals, Inc.(a)                                                      138,072
    7,050     Avanir Pharmaceuticals, Inc.(a)                                                         15,651
    1,000     Avigen, Inc.(a)                                                                          1,320
    1,700     BioCryst Pharmaceuticals, Inc.(a)                                                        6,851
   11,100     BioMarin Pharmaceuticals, Inc.(a)                                                      173,271
    1,750     BioMimetic Therapeutics, Inc.(a)                                                        16,170
      600     Biodel, Inc.(a)                                                                          3,096
    3,363     Biopure Corp. Class A(a)                                                                   555
       90     CPEX Pharmaceuticals, Inc.(a)                                                              899
    1,700     Cadence Pharmaceuticals, Inc.(a)                                                        16,983
    2,385     Caliper Life Sciences, Inc.(a)                                                           4,221
    1,400     Caraco Pharmaceutical Laboratories Ltd.(a)                                               4,298
    8,800     Celera Corp.(a)                                                                         67,144
    5,750     Cell Genesys, Inc.(a)                                                                    1,679
   42,595     Cell Therapeutics, Inc.(a),(c)                                                          73,263
    1,766     Celldex Therapeutics, Inc.(a)                                                           13,810
   29,900     CEL-SCI Corp.(a)                                                                        11,960
    1,400     Cerus Corp.(a)                                                                           1,442
    7,492     Charles River Laboratories International, Inc.(a)                                      252,855
    5,000     Chelsea Therapeutics International, Inc.(a)                                             21,050
    7,400     Columbia Laboratories, Inc.(a)                                                           8,436
    6,300     Cubist Pharmaceuticals, Inc.(a)                                                        115,479
    8,400     CuraGen Corp.(a)                                                                        12,096
    3,300     Curis, Inc.(a)                                                                           5,247
    4,200     Cypress Bioscience, Inc.(a)                                                             39,564
   10,200     CytRx Corp.(a)                                                                          11,118
    4,200     Cytokinetics, Inc.(a)                                                                   11,886
    6,400     Cytori Therapeutics, Inc.(a)                                                            23,104
   12,130     Dendreon Corp.(a)                                                                      301,431
    7,300     Depomed, Inc.(a)                                                                        23,725
   10,800     Discovery Laboratories, Inc.(a)                                                         11,124
    7,200     Durect Corp.(a)                                                                         17,136
    1,300     Dusa Pharmaceuticals, Inc.(a)                                                            1,430
    8,000     Dyax Corp.(a)                                                                           17,120
    4,700     Dynavax Technologies Corp.(a)                                                            6,204
    7,566     EPIX Pharmaceuticals, Inc.(a)                                                            1,021
    2,500     Emergent Biosolutions, Inc.(a)                                                          35,825
    4,800     Emisphere Technologies, Inc.(a)                                                          4,896
   10,600     Endo Pharmaceuticals Holdings, Inc.(a)                                                 189,952
    4,300     Entremed, Inc.(a)                                                                        2,150
    3,973     Enzo Biochem, Inc.(a)                                                                   17,600
    5,500     Enzon Pharmaceuticals, Inc.(a),(c)                                                      43,285
      673     EpiCept Corp.(a),(c)                                                                       525
    1,600     Exact Sciences Corp.(a)                                                                  4,240
   11,500     Exelixis, Inc.(a)                                                                       56,005
    2,680     Facet Biotech Corp.(a)                                                                  24,897
      900     GTC Biotherapeutics, Inc.(a)                                                             2,394
    2,400     GTx, Inc.(a),(c)                                                                        22,152
    5,700     Gen-Probe, Inc.(a)                                                                     244,986
      900     GenVec, Inc.(a)                                                                            657
      566     Genaera Corp.(a)                                                                            40
    2,100     Genomic Health, Inc.(a)                                                                 36,393

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  65

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,300     Genta, Inc.(a)                                                                    $         11
   11,400     Geron Corp.(a)                                                                          87,438
    7,300     Halozyme Therapeutics, Inc.(a)                                                          50,881
    1,520     Harvard Bioscience, Inc.(a)                                                              6,004
      500     Helicos BioSciences Corp.(a)                                                               205
   13,900     Hemispherx Biopharma, Inc.(a),(c)                                                       35,306
    1,075     Hi-Tech Pharmacal Co., Inc.(a)                                                           9,568
    2,300     Hollis-Eden Pharmaceuticals, Inc.(a)                                                     1,150
   14,700     Human Genome Sciences, Inc.(a)                                                          42,042
    3,600     Idenix Pharmaceuticals, Inc.(a)                                                         13,248
    2,100     Idera Pharmaceuticals, Inc.(a)                                                          12,306
   14,292     Illumina, Inc.(a),(c)                                                                  556,530
    5,600     ImmunoGen, Inc.(a)                                                                      48,216
    8,300     Immunomedics, Inc.(a)                                                                   21,082
    4,200     Impax Laboratories, Inc.(a)                                                             30,912
   11,200     Incyte Corp.(a)                                                                         36,848
    1,000     Infinity Pharmaceuticals, Inc.(a)                                                        5,840
   13,600     Insmed, Inc.(a)                                                                         13,600
    6,300     Inspire Pharmaceuticals, Inc.(a)                                                        35,028
    3,800     InterMune, Inc.(a)                                                                      57,760
    9,900     Isis Pharmaceuticals, Inc.(a)                                                          163,350
    5,300     Ista Pharmaceuticals, Inc.(a)                                                           22,260
    6,200     Javelin Pharmaceuticals, Inc.(a)                                                         7,626
      700     Jazz Pharmaceuticals, Inc.(a)                                                            2,611
    4,100     K-V Pharmaceutical Co. Class A(a)                                                       13,161
    1,500     Keryx Biopharmaceuticals, Inc.(a)                                                        1,353
    5,540     La Jolla Pharmaceutical Co.(a)                                                           1,080
    3,000     Lexicon Genetics, Inc.(a)                                                                3,720
   10,594     Ligand Pharmaceuticals, Inc. Class B(a)                                                 30,299
    5,300     Luminex Corp.(a)                                                                        98,262
      300     MAP Pharmaceuticals, Inc.(a)                                                             3,666
    3,390     MDRNA, Inc.(a)                                                                           4,678
    7,400     MannKind Corp.(a),(c)                                                                   61,494
    1,800     Matrixx Initiatives, Inc.(a)                                                            10,062
    4,300     Maxygen, Inc.(a)                                                                        28,896
   14,000     Medarex, Inc.(a)                                                                       116,900
    5,670     Medicines Co.(a)                                                                        47,571
    5,900     Medicis Pharmaceutical Corp. Class A                                                    96,288
    3,100     Medivation, Inc.(a)                                                                     69,471
    2,433     Micromet, Inc.(a)                                                                       12,116
    8,000     MiddleBrook Pharmaceuticals, Inc.(a)                                                    10,800
    3,700     Molecular Insight Pharmaceuticals, Inc.(a)                                              19,129
    3,400     Momenta Pharmaceuticals, Inc.(a)                                                        40,902
    2,743     Monogram Biosciences, Inc.(a)                                                           12,426
   10,800     Myriad Genetics, Inc.(a)                                                               385,020
    6,340     NPS Pharmaceuticals, Inc.(a)                                                            29,544
    5,700     Nabi Biopharmaceuticals(a)                                                              13,794
   10,100     Nektar Therapeutics(a)                                                                  65,448
    5,345     Neurocrine Biosciences, Inc.(a)                                                         17,264
    2,600     Neurogen Corp.(a)                                                                          624
    4,900     Nile Therapeutics, Inc.(a)                                                               4,410
    9,000     Novavax, Inc.(a)                                                                        29,520
    3,000     Noven Pharmaceuticals, Inc.(a)                                                          42,900
    6,567     OSI Pharmaceuticals, Inc.(a)                                                           185,386
    2,700     Obagi Medical Products, Inc.(a)                                                         19,683

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
      700     OncoGenex Pharmaceutical, Inc.(a)                                                 $     15,316
    6,100     Onyx Pharmaceuticals, Inc.(a)                                                          172,386
    8,100     Opko Health, Inc.(a)                                                                    14,337
    3,700     Optimer Pharmaceuticals, Inc.(a),(c)                                                    55,389
    1,745     Orchid Cellmark, Inc.(a)                                                                 2,792
      380     Ore Pharmaceuticals, Inc.(a)                                                               198
    4,700     Orexigen Therapeutics, Inc.(a)                                                          24,111
    4,100     Orthologic Corp.(a)                                                                      2,911
      550     Oscient Pharmaceuticals Corp.(a)                                                           109
    2,000     Osiris Therapeutics, Inc.(a)                                                            26,860
    2,000     OxiGene, Inc.(a)                                                                         4,360
   13,100     PDL BioPharma, Inc.                                                                    103,490
    4,500     Pain Therapeutics, Inc.(a)                                                              24,165
   10,600     Palatin Technologies, Inc.(a)                                                            2,650
    4,300     Par Pharmaceutical Cos., Inc.(a)                                                        65,145
    4,600     Penwest Pharmaceuticals Co.(a)                                                          13,110
   20,800     Peregrine Pharmaceuticals, Inc.(a),(c)                                                  17,472
    9,000     Perrigo Co.                                                                            250,020
    2,290     Pharmacyclics, Inc.(a)                                                                   3,069
    2,300     Pharmasset, Inc.(a)                                                                     25,875
      933     Poniard Pharmaceuticals, Inc.(a)                                                         5,570
    3,300     Pozen, Inc.(a)                                                                          25,344
    3,900     Prestige Brands Holdings, Inc.(a)                                                       23,985
    3,200     Progenics Pharmaceuticals, Inc.(a)                                                      16,480
    6,900     Questcor Pharmaceuticals, Inc.(a)                                                       34,500
      507     RXi Pharmaceuticals Corp.(a)                                                             2,302
    6,800     Regeneron Pharmaceuticals, Inc.(a)                                                     121,856
    3,300     Repligen Corp.(a)                                                                       18,150
    1,300     Repros Therapeutics, Inc.(a)                                                             9,347
    5,000     Rexahn Pharmaceuticals, Inc.(a)                                                          4,150
    4,065     Rigel Pharmaceuticals, Inc.(a)                                                          49,268
    3,100     SIGA Technologies, Inc.(a)                                                              26,164
    5,703     Salix Pharmaceuticals Ltd.(a)                                                           56,289
    4,200     Sangamo Biosciences, Inc.(a),(c)                                                        20,748
    2,700     Santarus, Inc.(a)                                                                        7,614
    7,384     Savient Pharmaceuticals, Inc.(a)                                                       102,342
    5,700     Sciclone Pharmaceuticals, Inc.(a)                                                       14,592
    6,700     Seattle Genetics, Inc.(a)                                                               65,124
   11,455     Sepracor, Inc.(a)                                                                      198,401
    8,466     Sequenom, Inc.(a)                                                                       33,102
    3,000     Somaxon Pharmaceuticals, Inc.(a)                                                         3,300
    3,516     Spectrum Pharmaceuticals, Inc.(a)                                                       26,897
   15,900     StemCells, Inc.(a)                                                                      27,030
    5,000     Strategic Diagnostics, Inc.(a)                                                           5,800
      900     Sucampo Pharmaceuticals, Inc. Class A(a)                                                 5,553
    3,130     SuperGen, Inc.(a)                                                                        6,291
    2,100     Synta Pharmaceuticals Corp.(a)                                                           4,851
      850     Targeted Genetics Corp.(a)                                                                 297
    4,000     Techne Corp.                                                                           255,240
    8,430     Telik, Inc.(a)                                                                           7,157
    5,500     Theravance, Inc.(a)                                                                     80,520

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,216     Threshold Pharmaceuticals, Inc.(a)                                                $      1,812
      375     TorreyPines Therapeutics, Inc.(a)                                                           49
      800     Transcept Pharmaceuticals, Inc.(a)                                                       4,136
      900     Transgenomic, Inc.(a)                                                                      360
    2,900     Trimeris, Inc.                                                                           5,858
      400     Trubion Pharmaceuticals, Inc.(a)                                                         1,044
   10,700     Unigene Laboratories, Inc.(a)                                                           16,371
    2,600     United Therapeutics Corp.(a)                                                           216,658
    7,800     Valeant Pharmaceuticals International(a)                                               200,616
    3,500     Vanda Pharmaceuticals, Inc.(a)                                                          41,195
   17,762     Vertex Pharmaceuticals, Inc.(a)                                                        633,038
        9     Via Pharmaceuticals, Inc.(a)                                                                 5
    1,000     Vical, Inc.(a)                                                                           2,710
      330     Vion Pharmaceuticals, Inc.(a)                                                              650
    7,400     ViroPharma, Inc.(a)                                                                     43,882
    7,600     Vivus, Inc.(a)                                                                          46,208
    8,500     Warner Chilcott Ltd.(a)                                                                111,775
   28,400     XOMA Ltd.(a)                                                                            23,288
    3,000     Xenoport, Inc.(a)                                                                       69,510
    5,900     ZymoGenetics, Inc.(a)                                                                   27,140
                                                                                                ------------
                                                                                                   9,867,725
                                                                                                ------------
REAL ESTATE INVESTMENT & SERVICES - 0.4%
      500     American Realty Investors, Inc.(a)                                                       5,100
      700     Avatar Holdings, Inc.(a)                                                                12,719
   22,700     Brookfield Properties Corp.                                                            180,919
    3,200     California Coastal Communities, Inc.(a)                                                  4,416
      300     Consolidated-Tomoka Land Co.                                                            10,524
   12,900     Forest City Enterprises, Inc. Class A                                                   85,140
    2,833     Forestar Group, Inc.(a)                                                                 33,656
    4,922     Grubb & Ellis Co.                                                                        3,938
    2,700     HFF, Inc. Class A(a)                                                                    10,530
    5,680     Hilltop Holdings, Inc.(a)                                                               67,422
    4,825     Jones Lang LaSalle, Inc.                                                               157,922
    4,000     LoopNet, Inc.(a)                                                                        31,000
    1,600     Market Leader, Inc.(a)                                                                   2,960
      400     Maui Land & Pineapple Co., Inc.(a)                                                       3,084
   11,524     Move, Inc.(a)                                                                           24,892
    2,000     Reis, Inc.(a)                                                                            7,820
   10,200     The St. Joe Co.(a),(c)                                                                 270,198
      200     Stratus Properties, Inc.(a)                                                              1,270
      900     Tejon Ranch Co.(a)                                                                      23,841
    2,600     Thomas Properties Group, Inc.                                                            4,082
      100     Transcontinental Realty Investors, Inc.(a)                                               1,207
    2,600     W.P. Carey & Co. LLC                                                                    64,948
    1,049     ZipRealty, Inc.(a)                                                                       2,811
                                                                                                ------------
                                                                                                   1,010,399
                                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.7%
   14,800     AMB Property Corp.(b)                                                                  278,388
    3,427     Acadia Realty Trust                                                                     44,722
    1,400     Agree Realty Corp.                                                                      25,662
    1,795     Alesco Financial, Inc.(a)                                                                1,418
      300     Alexander's, Inc.                                                                       80,880
    4,100     Alexandria Real Estate Equities, Inc.(b)                                               146,739
    6,375     American Campus Communities, Inc.                                                      141,398
    1,500     American Capital Agency Corp.                                                           34,455
   61,800     Annaly Capital Management, Inc.                                                        935,652
    8,400     Anthracite Capital, Inc.(d)                                                              5,208
   10,900     Anworth Mortgage Asset Corp.                                                            78,589

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    2,800     Arbor Realty Trust, Inc.                                                          $      4,900
    9,710     Arlington Asset Investment Corp.(a)                                                      3,690
   10,000     Ashford Hospitality Trust, Inc.                                                         28,100
    4,400     Associated Estates Realty Corp.                                                         26,224
    5,435     BRE Properties                                                                         129,136
    2,000     BRT Realty Trust                                                                         9,000
   10,600     BioMed Realty Trust, Inc.                                                              108,438
   13,914     Brandywine Realty Trust                                                                103,659
   15,121     CBL & Associates Properties, Inc.(c)                                                    81,502
    6,657     Camden Property Trust                                                                  183,733
    5,600     CapLease, Inc.                                                                          15,456
    2,100     Capital Trust, Inc.                                                                      3,045
    5,400     Capstead Mortgage Corp.                                                                 68,634
    2,700     Care Investment Trust, Inc.                                                             14,040
    5,400     Cedar Shopping Centers, Inc.                                                            24,408
   61,800     Chimera Investment Corp.                                                               215,682
    6,700     Cogdell Spencer, Inc.                                                                   28,743
    4,600     Colonial Properties Trust                                                               34,040
    5,500     Corporate Office Properties Trust                                                      161,315
    4,473     Cousins Properties, Inc.                                                                38,021
   21,600     DCT Industrial Trust, Inc.                                                              88,128
   13,400     Developers Diversified Realty Corp.                                                     65,392
   11,900     DiamondRock Hospitality Co.                                                             74,494
    7,800     Digital Realty Trust, Inc.                                                             279,630
   12,200     Douglas Emmett, Inc.                                                                   109,678
   22,175     Duke Realty Corp.                                                                      194,475
    3,800     Dupont Fabros Technology, Inc.                                                          35,796
    1,200     Dynex Capital Corp.                                                                      9,840
    2,700     Eastgroup Properties, Inc.                                                              89,154
    4,000     Education Realty Trust, Inc.                                                            17,160
    3,600     Entertainment Properties Trust                                                          74,160
    2,500     Equity Lifestyle Properties, Inc.                                                       92,950
    3,655     Equity One, Inc.(c)                                                                     48,465
    3,200     Essex Property Trust, Inc.                                                             199,136
    8,160     Extra Space Storage, Inc.                                                               68,136
    5,647     FBR Capital Markets Corp.(a)                                                            26,541
    6,240     Federal Realty Investment Trust                                                        321,485
    6,800     FelCor Lodging Trust, Inc.                                                              16,728
    5,900     First Industrial Realty Trust, Inc.(c)                                                  25,665
    3,000     First Potomac Realty Trust                                                              29,250
    7,000     Franklin Street Properties Corp.                                                        92,750
    1,900     Getty Realty Corp.                                                                      35,853
    2,000     Gladstone Commercial Corp.                                                              25,920
    8,100     Glimcher Realty Trust                                                                   23,490
    1,100     Government Properties Income Trust(a)                                                   22,583
    2,839     Gramercy Capital Corp.(a)                                                                4,571
   25,200     HRPT Properties Trust                                                                  102,312
    4,800     Hatteras Financial Corp.                                                               137,232
    6,500     Healthcare Realty Trust, Inc.                                                          109,395
    8,300     Hersha Hospitality Trust                                                                20,584
    6,650     Highwoods Properties, Inc.                                                             148,761
    3,700     Home Properties, Inc.                                                                  126,170
   11,957     Hospitality Properties Trust                                                           142,169
    6,400     Inland Real Estate Corp.                                                                44,800
    6,500     Investors Real Estate Trust                                                             57,785
   14,000     iStar Financial, Inc.(c)                                                                39,760
       95     JER Investors Trust, Inc.                                                                   33
    5,500     Kilroy Realty Corp.                                                                    112,970
    5,600     Kite Realty Group Trust                                                                 16,352
    2,000     LTC Properties, Inc.                                                                    40,900
    4,400     LTC-Amerivest Liquidating Trust(a)                                                           -
    6,500     LaSalle Hotel Properties                                                                80,210

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    8,919     Lexington Corporate Properties Trust                                              $     30,325
   10,360     Liberty Property Trust                                                                 238,694
   27,400     MFA Financial, Inc.                                                                    189,608
    8,316     The Macerich Co.(c)                                                                    146,445
    8,100     Mack-Cali Realty Corp.                                                                 184,680
    4,500     Maguire Properties, Inc.(a)                                                              3,825
    7,100     Medical Properties Trust, Inc.                                                          43,097
    3,100     Mid-America Apartment Communities, Inc.                                                113,801
    1,100     Mission West Properties, Inc.                                                            7,513
    2,462     Monmouth Real Estate Investment Corp. Class A                                           14,427
    2,100     National Health Investors, Inc.                                                         56,091
    8,591     National Retail Properties, Inc.                                                       149,054
   10,900     Nationwide Health Properties, Inc.                                                     280,566
    3,300     New York Mortgage Trust, Inc.                                                           17,094
    5,605     Newcastle Investment Corp.                                                               3,699
   10,985     NorthStar Realty Finance Corp.(c)                                                       31,088
    8,600     Omega Healthcare Investors, Inc.                                                       133,472
    1,151     One Liberty Properties, Inc.                                                             6,618
    2,125     PMC Commercial Trust                                                                    14,089
    1,900     PS Business Parks, Inc.                                                                 92,036
    2,900     Parkway Properties, Inc.                                                                37,700
    4,399     Pennsylvania Real Estate Investment Trust(c)                                            21,995
    4,900     Post Properties, Inc.                                                                   65,856
    4,159     Potlatch Corp.                                                                         101,022
    6,600     RAIT Investment Trust                                                                    9,042
    2,000     Ramco-Gershenson Properties Trust                                                       20,020
    8,371     Rayonier, Inc.                                                                         304,286
   10,900     Realty Income Corp.(c)                                                                 238,928
    6,400     Redwood Trust, Inc.                                                                     94,464
    8,300     Regency Centers Corp.                                                                  289,753
      490     Roberts Realty Investors, Inc.                                                             397
    7,382     SL Green Realty Corp.                                                                  169,343
    1,300     Saul Centers, Inc.                                                                      38,441
   13,200     Senior Housing Properties Trust                                                        215,424
    2,400     Sovran Self Storage, Inc.                                                               59,040
    5,400     Strategic Hotel Capital, Inc.                                                            5,994
    2,600     Sun Communities, Inc.                                                                   35,828
    8,780     Sunstone Hotel Investors, Inc.                                                          46,973
      300     Supertel Hospitality, Inc.                                                                 546
    4,100     Tanger Factory Outlet Centers, Inc.                                                    132,963
    5,900     Taubman Centers, Inc.                                                                  158,474
    5,300     U-Store-It Trust                                                                        25,970
   14,664     UDR, Inc.                                                                              151,479
      500     UMH Properties, Inc.                                                                     3,985
    1,300     Universal Health Realty Income Trust                                                    40,976
    1,300     Urstadt Biddle Properties, Inc.                                                         17,264
      900     Urstadt Biddle Properties, Inc. Class A                                                 12,672
    3,118     Walter Investment Management Corp.(a)                                                   41,407
    5,800     Washington Real Estate Investment Trust                                                129,746
   11,675     Weingarten Realty Investors                                                            169,404
    3,071     Winthrop Realty Trust                                                                   27,424
                                                                                                ------------
                                                                                                  10,728,778
                                                                                                ------------
SOFTWARE & COMPUTER SERVICES - 4.4%
    3,600     ACI Worldwide, Inc.(a)                                                                  50,256
    3,400     AMICAS, Inc.(a)                                                                          9,452
    3,000     Accelrys, Inc.(a)                                                                       17,730

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    4,800     Actuate Corp.(a)                                                                  $     22,944
    1,900     Advent Software, Inc.(a),(c)                                                            62,301
    4,300     American Software Class A                                                               24,768
      200     Analysts International Corp.(a)                                                            112
      800     Answers Corp.(a)                                                                         6,448
    9,506     Ansys, Inc.(a)                                                                         296,206
    1,800     ArcSight, Inc.(a)                                                                       31,986
    9,454     Ariba, Inc.(a)                                                                          93,027
   14,071     Art Technology Group, Inc.(a)                                                           53,469
    3,200     athenahealth, Inc.(a)                                                                  118,432
    2,231     Atrinsic, Inc.(a)                                                                        2,677
    2,000     Authentidate Holding Corp.(a)                                                            2,400
    1,150     BSQUARE Corp.(a)                                                                         3,416
    4,400     BigBand Networks, Inc.(a)                                                               22,748
    4,748     Blackbaud, Inc.                                                                         73,831
    3,100     Blackboard, Inc.(a)                                                                     89,466
    5,300     Borland Software Corp.(a)                                                                6,837
    1,300     Bottomline Technologies, Inc.(a)                                                        11,713
    3,300     CACI International, Inc. Class A(a)                                                    140,943
    4,165     CSG Systems International, Inc.(a)                                                      55,145
   27,700     Cadence Design Systems, Inc.(a)                                                        163,430
    1,900     Callidus Software, Inc.(a)                                                               5,415
    6,700     Cerner Corp.(a)                                                                        417,343
    3,020     Chordiant Software, Inc.(a)                                                             10,963
    3,800     Ciber, Inc.(a)                                                                          11,780
        1     Cicero, Inc.(a)                                                                              -
    7,200     Clearwire Corp. Class A(a)                                                              39,816
    5,700     Cogent Communications Group, Inc.(a)                                                    46,455
    4,300     CommVault Systems, Inc.(a)                                                              71,294
      700     Communication  Intelligence Corp.(a)                                                        67
    1,600     Computer Programs & Systems, Inc.                                                       61,296
    5,100     Concur Technologies, Inc.(a)                                                           158,508
    9,200     Convera Corp.(a)                                                                         1,748
    4,200     DST Systems, Inc.(a)                                                                   155,190
    4,200     DealerTrack Holdings, Inc.(a)                                                           71,400
    2,613     Delrek, Inc.(a)                                                                         11,340
      100     Deltathree, Inc. Class A(a)                                                                 22
    2,500     DemandTec, Inc.(a)                                                                      22,000
    3,000     Diamond Management & Technology Consultants, Inc.                                       12,600
    1,700     Digimarc Corp.(a)                                                                       21,369
    4,300     Digital River, Inc.(a)                                                                 156,176
    4,500     DivX, Inc.(a)                                                                           24,705
    2,700     Double-Take Software, Inc.(a)                                                           23,355
    1,400     Dynamics Research Corp.(a)                                                              14,014
    3,400     EPIQ Systems, Inc.(a)                                                                   52,190
   11,900     EarthLink, Inc.(a)                                                                      88,179
    1,000     Ebix, Inc.(a)                                                                           31,320
    6,000     Eclipsys Corp.(a)                                                                      106,680
       20     Egain Communications Corp.(a)                                                                4
    4,200     Entrust, Inc.(a)                                                                         7,602
    5,700     Epicor Software Corp.(a)                                                                30,210
    4,015     Equinix, Inc.(a)                                                                       292,051
        2     Evolve Software, Inc.(a)                                                                     -
    3,200     Evolving Systems, Inc.(a)                                                                8,320
    5,051     Fair Isaac Corp.                                                                        78,088
    5,800     FalconStor Software, Inc.(a)                                                            27,550
    1,500     Forrester Research, Inc.(a)                                                             36,825
    1,203     GSE Systems, Inc.(a)                                                                     8,120
    6,080     Gartner, Inc. Class A(a)                                                                92,781
    3,000     Guidance Software, Inc.(a)                                                              11,250
    4,200     The Hackett Group, Inc.(a)                                                               9,786
    2,600     i2 Technologies, Inc.(a)                                                                32,630

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   11,350     IAC/InterActive Corp.(a)                                                          $    182,168
    1,100     ICF International, Inc.(a)                                                              30,349
    5,200     iGate Corp.                                                                             34,424
    1,800     Imergent, Inc.                                                                          12,600
    4,800     Immersion Corp.(a)                                                                      23,712
    9,700     Informatica Corp.(a)                                                                   166,743
    3,840     Infospace, Inc.(a)                                                                      25,459
    7,045     Inter Allscripts - Misys Healthcare Solutions, Inc.                                    111,734
    2,100     Interactive Intelligence, Inc.(a)                                                       25,746
    5,610     Internap Network Services Corp.(a)                                                      19,579
    4,275     Internet Capital Group, Inc.(a)                                                         28,771
    5,900     Ipass, Inc.(a)                                                                           9,440
    5,400     Isilon Systems, Inc.(a)                                                                 22,896
    4,800     j2 Global Communications, Inc.(a)                                                      108,288
    3,400     JDA Software Group, Inc.(a)                                                             50,864
    2,200     Kenexa Corp.(a)                                                                         25,454
    2,400     Keynote Systems, Inc.(a)                                                                18,336
   13,700     Lawson Software, Inc.(a)                                                                76,446
    5,600     LivePerson, Inc.(a)                                                                     22,400
    1,342     LookSmart, Ltd.(a)                                                                       1,785
    2,000     MAXIMUS, Inc.                                                                           82,500
    3,100     MSC.Software Corp.(a)                                                                   20,646
    8,599     Macrovision Solutions Corp.(a)                                                         187,544
    4,440     Magma Design Automation, Inc.(a)                                                         6,482
    3,200     Manhattan Associates, Inc.(a)                                                           58,304
      346     Mastech Holdings, Inc.(a)                                                                1,201
    3,200     MedAssets, Inc.(a)                                                                      62,240
    9,700     Mentor Graphics Corp.(a)                                                                53,059
    3,500     Merge Healthcare, Inc.(a)                                                               15,050
    1,290     MicroStrategy, Inc. Class A(a)                                                          64,784
    1,100     Monotype Imaging Holdings, Inc.(a)                                                       7,491
    1,200     NCI, Inc. Class A(a)                                                                    36,504
    3,200     NIC, Inc.                                                                               21,664
      313     NaviSite, Inc.(a)                                                                          429
    2,900     NetScout Systems, Inc.(a)                                                               27,202
       20     NetSol Technologies, Inc.(a)                                                                13
    1,100     NetSuite, Inc.(a)                                                                       12,991
   23,335     Nuance Communications, Inc.(a)                                                         282,120
    9,076     Omniture, Inc.(a)                                                                      113,995
   19,400     On2 Technologies, Inc.(a),(c)                                                            8,148
   13,000     OpenTV Corp.(a)                                                                         17,160
    6,061     Openwave Systems, Inc.(a)                                                               13,577
    1,200     Opnet Technologies, Inc.                                                                10,992
    2,300     PC-Tel, Inc.(a)                                                                         12,305
      300     PDF Solutions, Inc.(a)                                                                     765
    4,591     PLATO Learning, Inc.(a)                                                                 18,364
    1,800     PROS Holdings, Inc.(a)                                                                  14,616
   12,100     Parametric Technology Corp.(a)                                                         141,449
    1,200     Pegasystems, Inc.                                                                       31,656
    3,400     Perficient, Inc.(a)                                                                     23,766
    9,500     Perot Systems Corp. Class A(a)                                                         136,135
    4,700     Phase Forward, Inc.(a)                                                                  71,017
    3,200     Phoenix Technologies Ltd.(a)                                                             8,672
    2,300     Pomeroy IT Solutions, Inc.(a)                                                           13,754
    4,400     Progress Software Corp.(a)                                                              93,148
    1,700     QAD, Inc.                                                                                5,525
    2,200     Quality Systems, Inc.(c)                                                               125,312
    7,300     Quest Software, Inc.(a)                                                                101,762
    7,300     Rackspace Hosting, Inc.(a)                                                             101,178
   20,800     Red Hat, Inc.(a)                                                                       418,704
    1,700     Renaissance Learning, Inc.                                                              15,657
    2,700     RightNow Technologies, Inc.(a)                                                          31,860
    2,700     RiskMetrics Group, Inc.(a)                                                              47,682

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    1,200     Rosetta Stone, Inc.(a)                                                            $     32,928
    6,000     S1 Corp.(a)                                                                             41,400
   20,800     SAIC, Inc.(a)                                                                          385,840
    4,033     SAVVIS, Inc.(a)                                                                         46,218
    2,209     SPSS, Inc.(a)                                                                           73,714
    4,300     SRA International, Inc. Class A(a)                                                      75,508
    2,800     SRS Labs Inc.(a)                                                                        18,620
    1,229     Saba Software, Inc.(a)                                                                   4,732
    9,600     Sapient Corp.(a)                                                                        60,384
      100     Scientific Learning Corp.(a)                                                               195
   11,400     Selectica, Inc.(a)                                                                       4,788
    3,200     Smith Micro Software, Inc.(a)                                                           31,424
      114     SoftBrands, Inc.(a)                                                                        103
      300     SolarWinds, Inc.(a)                                                                      4,947
    7,600     Solera Holdings, Inc.(a)                                                               193,040
    3,000     Sonic Solutions, Inc.(a)                                                                 8,850
    2,000     Sourcefire, Inc.(a)                                                                     24,780
    1,900     Stanley, Inc.(a)                                                                        62,472
    2,900     SuccessFactors, Inc.(a)                                                                 26,622
    3,645     SumTotal Systems, Inc.(a)                                                               17,532
    5,000     Support.com Inc.(a)                                                                     10,900
    3,100     Switch and Data Facilities Co., Inc.(a)                                                 36,363
    8,655     Sybase, Inc.(a)                                                                        271,248
    2,400     Synchronoss Technologies, Inc.(a)                                                       29,448
   14,105     Synopsys, Inc.(a)                                                                      275,189
    2,400     Syntel, Inc.                                                                            75,456
   20,300     TIBCO Software, Inc.(a)                                                                145,551
    3,300     Taleo Corp. Class A(a)                                                                  60,291
    5,500     TeleCommunication Systems, Inc. Class A(a)                                              39,105
    2,700     Terremark Worldwide, Inc.(a)                                                            15,606
    4,000     Tyler Technologies, Inc.(a)                                                             62,480
    3,100     Ultimate Software Group, Inc.(a)                                                        75,144
      100     Unica Corp.(a)                                                                             548
   36,500     Unisys Corp.(a)                                                                         55,115
    8,974     United Online, Inc.                                                                     58,421
    3,300     VASCO Data Security International, Inc.(a)                                              24,123
    4,400     VMware, Inc.(a)                                                                        119,988
    3,530     Vignette Corp.(a)                                                                       46,420
    2,700     Virtusa Corp.(a)                                                                        21,681
    2,300     Vital Images, Inc.(a)                                                                   26,105
    2,100     Vocus, Inc.(a)                                                                          41,496
      666     Wave Systems Corp. Class A(a)                                                              726
    3,523     Web.Com Group, Inc.(a)                                                                  19,834
    4,700     Websense, Inc.(a)                                                                       83,848
    7,600     Wind River Systems, Inc.(a)                                                             87,096
      125     Zanett, Inc.(a)                                                                             54
    6,400     Zix Corp.(a)                                                                             9,600
                                                                                                ------------
                                                                                                   9,930,729
                                                                                                ------------
SUPPORT SERVICES - 5.2%
    2,500     3PAR, Inc.(a)                                                                           31,000
    2,000     A.M. Castle & Co.                                                                       24,160
    5,000     ABM Industries, Inc.(b)                                                                 90,350
    4,420     AMN Healthcare Services, Inc.(a)                                                        28,199
      500     AMREP Corp.(a)                                                                           5,515
    3,400     APAC Customer Services, Inc.(a)                                                         17,442
    1,100     ATG, Inc.(a)                                                                                 -
    3,300     Acacia Research - Acacia Technologies(a)                                                25,971
   66,400     Accenture Ltd. Class A                                                               2,221,744
    7,000     Acxiom Corp.                                                                            61,810
    2,500     Administaff, Inc.                                                                       58,175
    1,900     The Advisory Board Co.(a)                                                               48,830
    9,600     Aecom Technology Corp.(a)                                                              307,200
    6,500     Alliance Data Systems Corp.(a),(c)                                                     267,735
    1,000     American Caresource Holdings, Inc.(a)                                                    3,740
    1,500     American Dental Partners, Inc.(a)                                                       13,605
    2,360     American Ecology Corp.                                                                  42,291

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  73

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    4,200     American Reprographics Co.(a)                                                     $     34,944
    4,300     Applied Industrial Technologies, Inc.                                                   84,710
    1,900     Arcadia Resources, Inc.(a)                                                               1,159
    3,800     Barnes Group, Inc.                                                                      45,182
      800     Barrett Business Services, Inc.                                                          8,400
    1,900     Black Box Corp.                                                                         63,593
    3,085     Bowne & Co., Inc.                                                                       20,083
    4,300     The Brink's Co.                                                                        124,829
    4,600     Brink's Home Security Holdings, Inc.(a)                                                130,226
   14,900     Broadridge Financial Solutions LLC                                                     247,042
    6,545     CBIZ, Inc.(a)                                                                           46,600
    1,500     CDI Corp.                                                                               16,725
    1,400     COMSYS IT Partners, Inc.(a)                                                              8,190
    1,400     CRA International, Inc.(a)                                                              38,864
      600     Cardtronics, Inc.(a)                                                                     2,286
    4,600     Casella Waste Systems, Inc.(a)                                                           9,154
      500     Cass Information Systems, Inc.                                                          16,370
    1,900     Ceco Environmental Corp.(a)                                                              7,562
    3,300     Cenveo, Inc.(a)                                                                         13,959
      700     Champion Industries, Inc.                                                                1,197
    2,500     Clean Harbors, Inc.(a)                                                                 134,975
    2,400     CoStar Group, Inc.(a)                                                                   95,688
    3,300     Coinstar, Inc.(a)                                                                       88,110
    4,400     Comfort Systems USA, Inc.                                                               45,100
    1,600     Consolidated Graphics, Inc.(a)                                                          27,872
    1,700     Cornell Cos., Inc.(a)                                                                   27,557
    3,600     Corporate Executive Board Co.                                                           74,736
   13,000     Corrections Corp. of America(a)                                                        220,870
      537     Courier Corp.                                                                            8,195
    3,200     Crawford & Co. Class B(a)                                                               15,360
    3,600     Cross Country Healthcare, Inc.(a)                                                       24,732
    7,650     CyberSource Corp.(a)                                                                   117,045
    1,600     DXP Enterprises, Inc.(a)                                                                18,352
    4,600     Deluxe Corp.                                                                            58,926
    3,100     Dice Holdings, Inc.(a)                                                                  14,415
    2,500     Document Security Systems, Inc.(a)                                                       4,750
      700     ENGlobal Corp.(a)                                                                        3,444
        1     EVCI Career Colleges Holding Corp.(a)                                                        -
       40     eLoyalty Corp.(a)                                                                          315
    1,000     Electro Rent Corp.                                                                       9,490
    8,400     EnergySolutions, Inc.                                                                   77,280
    2,300     Ennis, Inc.                                                                             28,658
    5,245     Euronet Worldwide, Inc.(a)                                                             101,701
    2,300     ExlService Holdings, Inc.(a)                                                            25,783
    1,700     Exponent, Inc.(a)                                                                       41,667
    5,350     FTI Consulting, Inc.(a)                                                                271,352
    1,300     First Advantage Corp. Class A(a)                                                        19,773
      300     Frontline Capital Group(a)                                                                   -
    2,000     Fuel Tech, Inc.(a)                                                                      19,400
    2,100     Furmamite Corp.(a)                                                                       9,366
    2,000     G&K Services, Inc. Class A                                                              42,300
    4,500     GATX Corp.                                                                             115,740
    3,400     GP Strategies Corp.(a)                                                                  20,026
    5,800     Genpact Ltd.(a)                                                                         68,150
    5,700     The Geo Group, Inc.(a)                                                                 105,906
    2,300     GeoEye, Inc.(a)                                                                         54,188
    4,400     Global Cash Access, Inc.(a)                                                             35,024
    8,520     Global Payments, Inc.                                                                  319,159
    6,000     Great Lakes Dredge & Dock Corp.                                                         28,680
   10,092     HLTH Corp.(a)                                                                          132,205
    3,900     Harris Interactive, Inc.(a)                                                              1,599
    3,200     Heartland Payment Systems, Inc.                                                         30,624

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    2,400     Heidrick & Struggles International, Inc.                                          $     43,800
    9,120     Hewitt Associates, Inc. Class A(a)                                                     271,594
    1,800     Hudson Highland Group, Inc.(a)                                                           3,528
    2,300     Huron Consulting Group, Inc.(a)                                                        106,329
      800     ICT Group, Inc.(a)                                                                       6,984
    4,400     Innerworkings, Inc.(a)                                                                  20,900
    3,600     Interline Brands, Inc.(a)                                                               49,248
    9,000     Jack Henry & Associates, Inc.                                                          186,750
    2,800     Kaman Corp. Class A                                                                     46,760
    3,400     Kelly Services, Inc. Class A                                                            37,230
    4,070     Kforce, Inc.(a)                                                                         33,659
    4,700     Korn/Ferry International(a)                                                             50,008
    3,900     LECG Corp.(a)                                                                           12,714
      534     Lawson Products, Inc.                                                                    7,588
   10,100     Lender Processing Services, Inc.                                                       280,477
    1,000     Lincoln Educational Services Corp.(a)                                                   20,930
    5,700     Lionbridge Technologies, Inc.(a)                                                        10,488
    1,600     M&F Worldwide Corp.(a)                                                                  32,000
    8,200     MPS Group, Inc.(a)                                                                      62,648
    4,600     MSC Industrial Direct Co. Class A                                                      163,208
    1,400     MWI Veterinary Supply, Inc.(a)                                                          48,804
    3,900     Management Network Group, Inc.(a)                                                        1,443
    8,316     Manpower, Inc.                                                                         352,099
    2,000     McGrath RentCorp                                                                        38,120
    2,900     Metalico, Inc.(a)                                                                       13,514
    9,000     Metavante Technologies, Inc.(a)                                                        232,740
      900     Michael Baker Corp.(a)                                                                  38,124
    3,400     Mobile Mini, Inc.(a)                                                                    49,878
    5,070     Moduslink Global Solutions, Inc.(a)                                                     34,780
    1,300     Multi-Color Corp.                                                                       15,938
   15,400     Nalco Holding Co.                                                                      259,336
    5,100     National CineMedia, Inc.                                                                70,176
    5,200     Navigant Consulting, Inc.(a)                                                            67,184
    8,400     NeuStar, Inc. Class A(a)                                                               186,144
    3,200     Odyssey Marine Exploration, Inc.(a)                                                      5,120
    2,500     On Assignment, Inc.(a)                                                                   9,775
    1,900     Online Resources Corp.(a)                                                               11,856
       60     Onvia, Inc.(a)                                                                             338
    4,070     PRG-Schultz International, Inc.(a)                                                      10,989
    1,500     Park-Ohio Holdings Corp.(a)                                                              5,130
      700     Perma-Fix Environmental Services(a)                                                      1,694
       25     Pfsweb, Inc.(a)                                                                             34
    1,900     PowerSecure International, Inc.(a)                                                       8,094
    5,885     Premiere Global Services, Inc.(a)                                                       63,793
    1,175     Protection One, Inc.(a)                                                                  5,029
    4,900     RSC Holdings, Inc.(a),(c)                                                               32,928
      200     Rentrak Corp.(a)                                                                         3,286
    4,900     Resources Connection, Inc.(a)                                                           84,133
    3,600     SYKES Enterprises, Inc.(a)                                                              65,124
    2,450     Schnitzer Steel Industries, Inc. Class A                                               129,507
    2,000     School Specialty, Inc.(a)                                                               40,420
    5,700     Spherion Corp.(a)                                                                       23,484
    2,650     Stamps.com, Inc.(a)                                                                     22,472
    1,800     The Standard Register Co.                                                                5,868
      800     Startek, Inc.(a)                                                                         6,416
    2,400     Symyx Technologies, Inc.(a)                                                             14,040
    2,100     Team, Inc.(a)                                                                           32,907
    2,300     TechTeam Global, Inc.(a)                                                                15,042
    4,000     TeleTech Holdings, Inc.(a)                                                              60,600
    6,525     Tetra Tech, Inc.(a)                                                                    186,941

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    2,000     Thomas Group, Inc.(a)                                                             $      1,540
    2,000     Tier Technologies, Inc. Class B(a)                                                      15,360
    3,600     TrueBlue, Inc.(a)                                                                       30,240
    8,693     URS Corp.(a)                                                                           430,477
    1,700     Unifirst Corp.                                                                          63,189
    5,660     United Rentals, Inc.(a)                                                                 36,733
    2,600     United Stationers, Inc.(a)                                                              90,688
    2,655     Universal Technical Institute, Inc.(a)                                                  39,639
    2,250     Viad Corp.                                                                              38,745
    4,300     VistaPrint Ltd.(a)                                                                     183,395
    1,600     Volt Information Sciences, Inc.(a)                                                      10,032
    8,325     Waste Connections, Inc.(a)                                                             215,701
    4,440     Watson Wyatt Worldwide, Inc.                                                           166,633
    4,300     Wright Express Corp.(a)                                                                109,521
                                                                                                ------------
                                                                                                  11,839,391
                                                                                                ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
   40,390     3Com Corp.(a)                                                                          190,237
    2,200     3D Systems Corp.(a)                                                                     15,862
   11,600     ADC Telecommunications, Inc.(a),(b)                                                     92,336
    1,200     AXT, Inc.(a)                                                                             1,656
    4,700     Acme Packet, Inc.(a)                                                                    47,564
    2,900     Actel Corp.(a)                                                                          31,117
   13,400     Adaptec, Inc.(a)                                                                        35,510
    6,880     Adtran, Inc.                                                                           147,713
    5,000     Advanced Analogic Technologies, Inc.(a)                                                 22,950
    3,500     Advanced Energy Industries, Inc.(a)                                                     31,465
    3,300     Agilysys, Inc.                                                                          15,444
    2,000     Airvana, Inc.(a)                                                                        12,740
    1,400     Alliance Fiber Optic Products, Inc.(a)                                                   1,512
    1,700     American Technology Corp.(a)                                                             3,230
   11,610     Amkor Technology, Inc.(a)                                                               54,915
      100     Amtech Systems, Inc.(a)                                                                    485
    7,000     Anadigics, Inc.(a)                                                                      29,330
    7,175     Applied Micro Circuits Corp.(a)                                                         58,332
   13,498     Arris Group, Inc.(a)                                                                   164,135
    6,900     Aruba Networks, Inc.(a)                                                                 60,306
    6,700     Atheros Communications, Inc.(a)                                                        128,908
   37,200     Atmel Corp.(a)                                                                         138,756
    2,200     Audiovox Corp. Class A(a)                                                               12,892
    3,100     AuthenTec, Inc.(a)                                                                       5,549
    4,800     Avocent Corp.(a)                                                                        67,008
      900     Aware, Inc.(a)                                                                           2,475
    7,500     Axcelis Technologies, Inc.(a)                                                            3,450
    2,135     Bell Microproducts, Inc.(a)                                                              2,455
    4,140     Blue Coat Systems, Inc.(a)                                                              68,476
    5,556     Brightpoint, Inc.(a)                                                                    34,836
   43,157     Brocade Communications Systems, Inc.(a)                                                337,488
    6,782     Brooks Automation, Inc.(a)                                                              30,383
    2,600     Cabot Microelectronics Corp.(a)                                                         73,554
    1,300     CalAmp Corp.(a)                                                                          1,040
    4,000     California Micro Devices CP(a)                                                           9,840
    4,600     Cavium Networks, Inc.(a)                                                                77,326
    2,103     Ceva, Inc.(a)                                                                           18,254
    8,300     Cirrus Logic, Inc.(a)                                                                   37,350
    2,400     Cohu, Inc.                                                                              21,552
    1,800     Compellent Technologies, Inc.(a)                                                        27,450
    2,700     Comtech Telecommunications Corp.(a)                                                     86,076
      390     Concurrent Computer Corp.(a)                                                             2,227
    5,254     Conexant Systems, Inc.(a)                                                                7,671
    3,675     Cray, Inc.(a)                                                                           28,959
    8,500     Cree, Inc.(a)                                                                          249,815

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
   26,890     Crown Castle International Corp.(a)                                               $    645,898
    3,605     Cymer, Inc.(a)                                                                         107,177
   17,700     Cypress Semiconductor Corp.(a)                                                         162,840
    3,900     DSP Group, Inc.(a)                                                                      26,364
    4,000     Data Domain, Inc.(a)                                                                   133,400
      100     Dataram Corp.(a)                                                                           147
    7,000     Diebold, Inc.                                                                          184,520
    2,800     Digi International, Inc.(a)                                                             27,300
      800     DigitalGlobe, Inc.(a)                                                                   15,360
    3,600     Digital Lightwave, Inc.(a)                                                                 288
    3,450     Diodes, Inc.(a)                                                                         53,958
    2,000     Ditech Networks, Inc.(a)                                                                 2,480
    4,100     Dot Hill Systems Corp.(a)                                                                3,291
    4,133     Dycom Industries, Inc.(a)                                                               45,752
    3,700     EF Johnson Technologies, Inc.(a)                                                         2,358
    2,000     EMS Technologies, Inc.(a)                                                               41,800
    4,673     EchoStar Holding Corp.(a)                                                               74,488
    1,700     Electroglas, Inc.(a)                                                                        38
    5,600     Electronics for Imaging, Inc.(a)                                                        59,696
       20     eMagin Corp.(a)                                                                             22
    8,600     Emcore Corp.(a),(c)                                                                     10,836
    9,000     Emulex Corp.(a)                                                                         88,020
    1,000     EndWare Corp.(a)                                                                         2,560
   12,336     Entegris, Inc.(a)                                                                       33,554
    9,200     Entorian Technologies, Inc.(a)                                                           3,082
    5,700     Entropic Communications, Inc.(a)                                                        12,825
    5,457     Exar Corp.(a)                                                                           39,236
   13,000     Extreme Networks, Inc.(a)                                                               26,000
    8,700     F5 Networks, Inc.(a)                                                                   300,933
    5,300     FSI International, Inc.(a)                                                               2,173
   13,200     Fairchild Semiconductor International, Inc.(a)                                          92,268
   31,435     Finisar Corp.(a)                                                                        17,918
    5,300     Formfactor, Inc.(a)                                                                     91,372
    4,500     Fusion Telecommunications International, Inc.(a)                                           585
    1,700     GTSI Corp.(a)                                                                            9,129
    1,300     Gerber Scientific, Inc.(a)                                                               3,250
    2,300     Globecomm Systems, Inc.(a)                                                              16,537
   10,500     Harmonic, Inc.(a)                                                                       61,845
    7,300     Harris Stratex Networks, Inc. Class A(a)                                                47,304
    2,100     Hittite Microwave Corp.(a)                                                              72,975
      900     Hughes Communications, Inc.(a)                                                          20,547
    2,995     Hutchinson Technology, Inc.(a)                                                           5,840
    3,100     Hypercom Corp.(a)                                                                        4,650
   15,100     ICO Global Communications Holdings Ltd.(a)                                               9,362
    1,600     ID Systems, Inc.(a)                                                                      5,792
    1,700     iGO, Inc.(a)                                                                             1,190
    2,700     IXYS Corp.                                                                              27,324
    5,800     Ikanos Communications, Inc.(a)                                                           9,280
    3,300     Imation Corp.                                                                           25,113
   10,300     Infinera Corp.(a)                                                                       94,039
    3,600     Infosonics Corp.(a)                                                                      6,372
   16,030     Ingram Micro, Inc. Class A(a)                                                          280,525
    4,000     Insight Enterprises, Inc.(a)                                                            38,640
    3,280     Integral Systems, Inc.(a)                                                               27,290
   18,270     Integrated Device Technology, Inc.(a)                                                  110,351
    2,170     Integrated Silicon Solutions, Inc.(a)                                                    5,751
    4,700     InterDigital, Inc.(a)                                                                  114,868
    5,000     Intermec, Inc.(a)                                                                       64,500
    6,600     International Rectifier Corp.(a)                                                        97,746
   14,515     Intersil Corp. Class A                                                                 182,454
    2,600     Ixia(a)                                                                                 17,524
    2,700     KVH Industries, Inc.(a)                                                                 18,441
    4,300     Kopin Corp.(a)                                                                          15,781
    6,800     Kulicke & Soffa Industries, Inc.(a)                                                     23,324
   14,035     LTX-Credence Corp.(a)                                                                    6,596
   14,000     Lam Research Corp.(a)                                                                  364,000

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  77

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    2,100     Lantronix, Inc.(a)                                                                $        966
    2,095     LaserCard Corp.(a)                                                                       6,934
   12,770     Lattice Semiconductor Corp.(a)                                                          24,008
    6,100     Leadis Technology, Inc.(a)                                                               3,782
    7,100     Limelight Networks, Inc.(a)                                                             31,240
    1,400     Loral Space & Communications Ltd.(a)                                                    36,050
    4,900     MIPS Technologies, Inc.(a)                                                              14,700
    4,553     MKS Instruments, Inc.(a)                                                                60,054
    7,287     MRV Communications, Inc.(a)                                                              3,279
   53,700     Marvell Technology Group Ltd.(a),(e)                                                   625,068
    5,100     Mastec, Inc.(a)                                                                         59,772
    5,200     Mattson Technology, Inc.(a)                                                              6,136
   34,900     Maxim Integrated Products, Inc.                                                        547,581
    1,400     Mercury Computer Systems, Inc.(a)                                                       12,950
    5,660     Micrel, Inc.                                                                            41,431
    8,900     Micros Systems, Inc.(a)                                                                225,348
    8,917     Microsemi Corp.(a)                                                                     123,055
    2,000     Microtune, Inc.(a)                                                                       4,680
    1,193     Mindspeed Technologies, Inc.(a)                                                          2,565
    3,300     Monolithic Power Systems, Inc.(a)                                                       73,953
    1,855     MoSys, Inc.(a)                                                                           3,061
   16,774     NCR Corp.(a)                                                                           198,436
    4,500     NETGEAR, Inc.(a)                                                                        64,845
    2,000     Nanometrics, Inc.(a)                                                                     5,420
    4,500     NetList, Inc.(a)                                                                         1,710
    2,500     Netlogic Microsystems, Inc.(a)                                                          91,150
    7,500     Network Engines, Inc.(a)                                                                 6,150
    1,800     Network Equipment Technologies, Inc.(a)                                                  7,668
    2,700     Neutral Tandem, Inc.(a)                                                                 79,704
    4,100     Nextwave Wireless, Inc.(a)                                                               1,985
    4,586     Novatel Wireless, Inc.(a)                                                               41,366
   45,381     ON Semiconductor Corp.(a)                                                              311,314
      400     Occam Networks, Inc.(a)                                                                  1,432
   19,781     Oclaro, Inc.(a)                                                                         12,601
    5,800     Omnivision Technologies, Inc.(a)                                                        60,262
    3,400     OpNext, Inc.(a)                                                                          7,276
    2,200     Oplink Communications, Inc.(a)                                                          25,080
      247     Optical Cable Corp.(a)                                                                     743
      800     Overland Storage, Inc.(a)                                                                  376
    1,000     PAR Technology Corp.(a)                                                                  6,390
    3,000     PC Connection, Inc.(a)                                                                  15,750
    2,900     PLX Technology, Inc.(a)                                                                 10,933
   23,900     PMC-Sierra, Inc.(a)                                                                    190,244
   13,926     Palm, Inc.(a),(c)                                                                      230,754
    1,200     ParkerVision, Inc.(a),(c)                                                                3,672
       90     Peco II, Inc.(a)                                                                           270
      500     Performance Technologies, Inc.(a)                                                        1,475
    3,200     Pericom Semiconductor Corp.(a)                                                          26,944
    4,300     Photronics, Inc.(a)                                                                     17,415
    1,100     Pixelworks, Inc.(a)                                                                      1,815
    5,100     Plantronics, Inc.                                                                       96,441
    8,729     Polycom, Inc.(a)                                                                       176,937
    3,200     Power Integrations, Inc.                                                                76,128
      400     Preformed Line Products Co.                                                             17,624
    3,140     Presstek, Inc.(a)                                                                        4,365
   19,700     Quantum Corp.(a)                                                                        16,351
      200     QuickLogic Corp.(a)                                                                        284
   25,786     RF Micro Devices, Inc.(a)                                                               96,955
    3,100     Radiant Systems, Inc.(a)                                                                25,730
    2,800     Radisys Corp.(a)                                                                        25,228
   11,700     Rambus, Inc.(a)                                                                        181,233
    1,600     Rimage Corp.(a)                                                                         26,576
    6,100     Riverbed Technology, Inc.(a)                                                           141,459
    3,428     Rudolph Technologies, Inc.(a)                                                           18,923
   13,000     SBA Communications Corp. Class A(a)                                                    319,020

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
      800     SCM Microsystems, Inc.(a)                                                         $      1,920
    3,200     STEC, Inc.(a),(c)                                                                       74,208
    2,000     SYNNEX Corp.(a)                                                                         49,980
    2,900     ScanSource, Inc.(a)                                                                     71,108
    3,100     SeaChange International, Inc.(a)                                                        24,893
   55,732     Seagate Technology                                                                     582,956
    2,400     Semitool, Inc.(a)                                                                       11,088
    6,300     Semtech Corp.(a)                                                                       100,233
    1,700     Shoretel, Inc.(a)                                                                       13,600
    2,900     Sigma Designs, Inc.(a)                                                                  46,516
    5,400     Silicon Graphics International Corp.(a)                                                 24,516
    8,200     Silicon Image, Inc.(a)                                                                  18,860
    5,000     Silicon Laboratories, Inc.(a)                                                          189,700
    6,000     Silicon Storage Technology, Inc.(a)                                                     11,220
   19,400     Skyworks Solutions, Inc.(a)                                                            189,732
    2,900     Smart Modular Technologies WWH, Inc.(a)                                                  6,583
    3,315     Soapstone Networks, Inc.(a)                                                             13,857
    6,500     Sonic Foundry, Inc.(a)                                                                   4,160
    5,900     SonicWALL, Inc.(a)                                                                      32,332
   22,000     Sonus Networks, Inc.(a)                                                                 35,420
    2,400     Standard Microsystems Corp.(a)                                                          49,080
    4,100     Starent Networks Corp.(a),(c)                                                          100,081
    2,440     Stratasys, Inc.(a)                                                                      26,816
    3,900     Super Micro Computer, Inc.(a)                                                           29,874
      432     Superconductor Technologies, Inc.(a)                                                     1,616
    1,600     Supertex, Inc.(a)                                                                       40,176
   20,300     Sycamore Networks, Inc.(a)                                                              63,539
    4,876     Symmetricom, Inc.(a)                                                                    28,135
    4,050     Synaptics, Inc.(a),(c)                                                                 156,533
    7,300     Syniverse Holdings, Inc.(a)                                                            117,019
    1,200     Systemax, Inc.(a)                                                                       14,292
    2,800     TNS, Inc.(a)                                                                            52,500
    5,000     Tech Data Corp.(a)                                                                     163,550
    1,900     Techwell, Inc.(a)                                                                       16,150
      841     Tegal Corp.(a)                                                                           1,076
    6,300     Tekelec(a)                                                                             106,029
    3,300     Telkonet, Inc.(a)                                                                          396
      200     Telular Corp.(a)                                                                           430
    5,300     Tessera Technologies, Inc.(a)                                                          134,037
   22,535     TranSwitch Corp.(a)                                                                     11,155
    1,140     Transact Technologies, Inc.(a)                                                           5,677
   16,045     TriQuint Semiconductor, Inc.(a)                                                         85,199
    6,900     Trident Microsystems, Inc.(a)                                                           12,006
   11,000     UTStarcom, Inc.(a),(c)                                                                  17,930
    3,700     Ultra Clean Holdings, Inc.(a)                                                            8,880
    2,200     Ultratech, Inc.(a)                                                                      27,082
    8,150     Varian Semiconductor Equipment Associates, Inc.(a)                                     195,519
    3,300     Veraz Networks, Inc.(a)                                                                  2,739
    6,800     VeriFone Holdings, Inc.(a)                                                              51,068
    3,400     Viasat, Inc.(a)                                                                         87,176
    2,300     Virage Logic Corp.(a)                                                                   10,350
    3,700     Volterra Semiconductor Corp.(a)                                                         48,618
    5,300     Westell Technologies, Inc. Class A(a)                                                    3,063
    3,100     White Electronic Designs Corp.(a)                                                       14,353
      200     WorldGate Communications, Inc.(a)                                                           63
    7,424     Zhone Technologies, Inc.(a)                                                              2,376
    5,661     Zoran Corp.(a)                                                                          61,705
                                                                                                ------------
                                                                                                  14,389,725
                                                                                                ------------
TOBACCO - 0.1%
   8,700      Alliance One International, Inc.(a)                                                     33,060
   1,700      Schweitzer-Mauduit International, Inc.                                                  46,257

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  79

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    9,500     Star Scientific, Inc.(a)                                                          $      8,455
    3,245     Universal Corp.                                                                        107,442
    4,511     Vector Group Ltd.                                                                       64,462
                                                                                                ------------
                                                                                                     259,676
                                                                                                ------------
TRAVEL & LEISURE - 3.2%
    2,800     AFC Enterprises, Inc.(a)                                                                18,900
   31,100     AMR Corp.(a),(b)                                                                       125,022
   13,400     AirTran Holdings, Inc.(a)                                                               82,946
    3,800     Alaska Air Group, Inc.(a)                                                               69,388
    4,038     All-American SportPark, Inc.(a)                                                            625
    1,800     Allegiant Travel Co.(a),(c)                                                             71,352
    2,500     Ambassadors Group, Inc.                                                                 34,425
    1,800     Ambassadors International, Inc.(a)                                                         540
      100     American Classic Voyages Co.(a)                                                              -
    2,500     Ameristar Casinos, Inc.                                                                 47,575
   10,940     Avis Budget Group, Inc.(a)                                                              61,811
    2,000     BJ's Restaurants, Inc.(a)                                                               33,740
    6,000     Bally Technologies, Inc.(a)                                                            179,520
      615     Benihana, Inc.(a)                                                                        4,188
    2,630     Benihana, Inc. Class A(a)                                                               16,622
    1,100     Bluegreen Corp.(a)                                                                       2,772
    3,300     Bob Evans Farms, Inc.                                                                   94,842
      210     Bowl America, Inc. Class A                                                               2,562
    6,100     Boyd Gaming Corp.(a)                                                                    51,850
   10,700     Brinker International, Inc.                                                            182,221
    2,200     Buffalo Wild Wings, Inc.(a)                                                             71,544
    9,400     Burger King Holdings, Inc.                                                             162,338
    2,650     CEC Entertainment, Inc.(a)                                                              78,122
    5,600     CKE Restaurants, Inc.                                                                   47,488
    3,000     California Pizza Kitchen, Inc.(a)                                                       39,870
    2,500     Carmike Cinemas, Inc.                                                                   20,950
    4,900     Cedar Fair, LP                                                                          53,606
    5,100     Century Casinos, Inc.(a)                                                                15,198
    6,417     The Cheesecake Factory, Inc.(a)                                                        111,014
    3,400     Chipotle Mexican Grill, Inc. Class A(a),(c)                                            272,000
    3,400     Choice Hotels International, Inc.                                                       90,474
      800     Churchill Downs, Inc.                                                                   26,928
    3,700     Cinemark Holdings, Inc.                                                                 41,884
   14,270     Continental Airlines, Inc. Class B(a)                                                  126,432
    5,500     Cosi, Inc.(a),(c)                                                                        3,465
    2,715     Cracker Barrel Old Country Store, Inc.                                                  75,749
    1,200     Cuisine Solutions, Inc.(a)                                                               1,332
   84,325     Delta Air Lines, Inc.(a)                                                               488,242
   10,600     Denny's Corp.(a)                                                                        22,790
    4,600     Diamondhead Casino Corp.(a)                                                              3,910
    1,700     DineEquity, Inc.                                                                        53,023
    3,500     Dollar Thrifty Automotive Group, Inc.(a)                                                48,825
    4,800     Domino's Pizza, Inc.(a)                                                                 35,952
    3,116     Dover Downs Gaming & Entertainment, Inc.                                                14,489
    3,300     Dover Motorsports, Inc.                                                                  4,686
    1,100     Einstein Noah Restaurant Group, Inc.(a)                                                  9,515
    3,300     Elixir Gaming Technologies, Inc.(a)                                                        528
    5,300     Empire Resorts, Inc.(a)                                                                  9,593
      160     ExpressJet Holdings, Inc.(a)                                                               221
       65     FLO Corp.(a)                                                                                 1
    2,500     Famous Dave's of America, Inc.(a)                                                       15,350
      200     Flanigan's Enterprises, Inc.(a)                                                            850
    2,100     FortuNet, Inc.                                                                           2,772
    1,000     Full House Resorts, Inc.(a)                                                              2,260
    1,400     Gaming Partners International Corp.(a)                                                   7,140
    3,720     Gaylord Entertainment Co.(a)                                                            47,281
      700     Great Lakes Aviation Ltd.(a)                                                               868
    1,800     Great Wolf Resorts, Inc.(a)                                                              3,672
    5,102     Hawaiian Holdings, Inc.(a)                                                              30,714
   18,500     Hertz Global Holdings, Inc.(a),(c)                                                     147,815
      800     InnSuites Hospitality Trust                                                              1,056
    3,200     International Speedway Corp. Class A                                                    81,952

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
    3,860     Interval Leisure Group, Inc.(a)                                                   $     35,975
    2,900     Isle of Capri Casinos, Inc.(a)                                                          38,628
    6,200     Jack in the Box, Inc.(a)                                                               139,190
   23,375     JetBlue Airways Corp.(a)                                                                99,811
    6,400     Krispy Kreme Doughnuts, Inc.(a)                                                         19,200
    1,200     Landry's Restaurants, Inc.(a)                                                           10,320
   47,000     Las Vegas Sands Corp.(a),(c)                                                           369,420
    3,700     Life Time Fitness, Inc.(a)                                                              74,037
    8,600     Live Nation, Inc.(a)                                                                    41,796
    1,100     Lodgian, Inc.(a)                                                                         1,430
    1,700     Luby's, Inc.(a)                                                                          6,902
   24,811     MGM Mirage(a)                                                                          158,542
    2,100     MTR Gaming Group, Inc.(a)                                                                5,250
    1,500     Marcus Corp.                                                                            15,780
    1,700     McCormick & Schmick's Seafood Restaurants, Inc.(a)                                      12,937
    2,000     Mesa Air Group, Inc.(a)                                                                    200
    1,900     Monarch Casino & Resort, Inc.(a)                                                        13,870
    3,800     Morgans Hotel Group Co.(a)                                                              14,554
    1,900     Multimedia Games, Inc.(a)                                                                9,424
    2,105     O'Charleys, Inc.                                                                        19,471
    4,800     Orbitz Worldwide, Inc.(a)                                                                9,120
    7,000     Orient Express Hotels Ltd. Class A                                                      59,430
    2,995     P.F. Chang's China Bistro, Inc.(a)                                                      96,020
    3,700     Panera Bread Co. Class A(a)                                                            184,482
    2,900     Papa John's International, Inc.(a)                                                      71,891
    1,800     Peet's Coffee & Tea, Inc.(a)                                                            45,360
    7,000     Penn National Gaming, Inc.(a)                                                          203,770
    3,100     Pinnacle Airlines Corp.(a)                                                               8,711
    6,600     Pinnacle Entertainment, Inc.(a)                                                         61,314
    3,700     Premier Exhibitions, Inc.(a)                                                             2,695
    4,533     Priceline.com, Inc.(a)                                                                 505,656
    1,300     Reading International, Inc. Class A(a)                                                   5,915
      500     Red Lion Hotels Corp.(a)                                                                 2,400
    1,900     Red Robin Gourmet Burgers, Inc.(a)                                                      35,625
    8,700     Regal Entertainment Group Series A                                                     115,623
    3,800     Republic Airways Holdings, Inc.(a)                                                      24,814
      900     Rick's Cabaret International, Inc.(a)                                                    5,490
      700     Riviera Holdings Corp.(a)                                                                  357
   15,000     Royal Caribbean Cruises Ltd.                                                           203,100
    5,400     Ruby Tuesday, Inc.(a)                                                                   35,964
    3,400     Ruth's Hospitality Group, Inc.(a)                                                       12,478
    7,400     Scientific Games Corp. Class A(a)                                                      116,698
    7,343     Shuffle Master, Inc.(a)                                                                 48,537
    6,600     Silverleaf Resorts, Inc.(a)                                                              8,514
   11,700     Six Flags, Inc.(a)                                                                       1,872
    6,000     SkyWest, Inc.                                                                           61,200
      200     Sonesta International Hotels Corp. Class A                                               1,770
    6,737     Sonic Corp.(a)                                                                          67,572
    1,500     Speedway Motorsports, Inc.                                                              20,640
    2,900     The Steak n Shake Co.(a)                                                                25,346
    1,600     Steiner Leisure Ltd.(a)                                                                 48,848
    5,700     Texas Roadhouse, Inc. Class A(a)                                                        62,187

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  81

================================================================================

------------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                           VALUE
------------------------------------------------------------------------------------------------------------
      700     Town Sports International Holdings, Inc.(a)                                       $      2,625
    2,260     TravelCenters of America LLC(a)                                                          4,972
    1,100     Travelzoo, Inc.(a)                                                                      12,045
   16,630     UAL Corp.(a)                                                                            53,050
   16,759     US Airways Group, Inc.(a)                                                               40,724
    2,600     VCG Holding Corp.(a),(c)                                                                 5,512
    3,200     Vail Resorts, Inc.(a)                                                                   85,824
      200     Vanguard Airlines, Inc.(a)                                                                   -
    4,900     WMS Industries, Inc.(a)                                                                154,399
   45,600     Wendy's                                                                                182,400
    3,600     World Wrestling Entertainment, Inc.                                                     45,216
    3,490     Youbet.com, Inc.(a)                                                                     11,517
                                                                                                ------------
                                                                                                   7,191,220
                                                                                                ------------
              Total Common Stocks - 96.0%                                                        217,259,701
                                                                                                ------------
              WARRANTS(f)

              ALTERNATIVE ENERGY - 0.0%
       30     GreenHunter Energy, Inc. (expires 8/27/11)(g)                                                -
                                                                                                ------------
              AUTOMOBILES & PARTS - 0.0%
      249     Federal-Mogul Corp. Class A (expires 12/27/14)                                              32
                                                                                                ------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
        2     Lantronix, Inc. (expires 2/09/11)                                                            -
                                                                                                ------------
              Total Warrants - 0.0%                                                                       32
                                                                                                ------------
              RIGHTS

              PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
    4,000     Ligand Pharmaceuticals Inc., expiring 12/31/11                                               -
                                                                                                ------------
              Total Rights - 0.0%                                                                          -
                                                                                                ------------
              OTHER INTERESTS(h)

              OIL & GAS PRODUCERS - 0.0%
      600     PetroCorp, Inc. (Escrow Shares)                                                              -
                                                                                                ------------
              PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
      700     Tripos, Inc. Liquidating Trust                                                               -
                                                                                                ------------
              Total Other Interests - 0.0%                                                                 -
                                                                                                ------------
              Total Long-Term Investments(Cost - $263,829,793) - 96.0%                           217,259,733
                                                                                                ------------

------------------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
$(000)/SHARES
------------------------------------------------------------------------------------------------------------
              SHORT-TERM SECURITIES
7,695,496     BlackRock Liquidity Funds, TempCash 0.49%(d),(i)                                     7,695,496
  $11,310     BlackRock Liquidity Series, LLC Money Market Series, 0.66%(d),(i),(j)               11,309,548
                                                                                                ------------
              Total Short-Term Securities (Cost - $19,005,044) - 8.4%                             19,005,044
                                                                                                ------------
              TOTAL INVESTMENTS
               (Cost - $282,834,837*) - 104.4%                                                   236,264,777
                                                                                                ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                                      (9,843,249)
                                                                                                ------------
              NET ASSETS - 100.0%                                                               $226,421,528
                                                                                                ============

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                             $285,672,002
                                           ============
Gross unrealized appreciation              $ 24,366,933
Gross unrealized depreciation               (73,774,158)
                                           ------------
Net unrealized depreciation                $(49,407,225)
                                           ============

(a) Non-income producing security.

(b) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c) Security, or a portion of security, is on loan.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                             PURCHASE            SALE
AFFILIATE                                                        COST            COST         INCOME
----------------------------------------------------------------------------------------------------
Anthracite Capital, Inc.                                   $      894      $        -        $     -
BlackRock, Inc.                                            $   77,801      $        -        $ 3,354
BlackRock Liquidity Funds, TempCash                        $7,695,496*     $        -        $12,617
BlackRock Liquidity Series, LLC Cash Sweep Series          $        -      $6,982,379**      $ 8,529
BlackRock Liquidity Series, LLC Money Market Series        $2,978,115*     $        -        $80,172

*   Represents net purchase cost.

**  Represents net sale cost.

(e) Depositary receipts.

(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Restricted security as to resale, representing 0.0% of net assets were as follows:

                             ACQUISITION
ISSUE                            DATE(S)          COST        VALUE
-------------------------------------------------------------------
GreenHunter Energy,
 Inc., Warrants            4/18/08-5/16/08          $-           $-

(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i) Represents the current yield as of report date.

(j) Security was purchased with the cash proceeds from securities loans.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o   Financial futures contracts purchased as of June 30, 2009 were as follows:

                                       EXPIRATION          FACE      UNREALIZED
CONTRACTS                 ISSUE              DATE         VALUE    DEPRECIATION
--------------------------------------------------------------------------------
      43   Russell 2000 Index      September 2009    $2,189,638       $  (8,678)
     116   S&P 400 Midcap Index    September 2009    $6,804,688        (114,968)
                                                                      ---------
TOTAL                                                                 $(123,646)
                                                                      =========
o Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

    o Level 1 -- price quotations in active markets/exchanges for identical securities

    o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  83

================================================================================

        assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
    o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series' investments:

VALUATION                              INVESTMENTS IN
INPUTS                                   SECURITIES
-----------------------------------------------------
Level 1
 Long-Term Investments(1)                $217,259,710
 Short-Term Securities                      7,695,496
                                         ------------
Total Level 1                             224,955,206
                                         ------------
Level 2 -- Short-Term Securities           11,309,548
Level 3 -- Long-Term Investments
 Financial Services                                23
                                         ------------
TOTAL                                    $236,264,777
                                         ============

(1) See above Schedule of Investments for values in each industry, excluding the industry in Level 3 within the table.

VALUATION                             OTHER FINANCIAL
INPUTS                                 INSTRUMENTS(2)
-----------------------------------------------------
                                         LIABILITIES
                                        -------------
Level 1                                     $(123,646)
Level 2                                             -

Level 3                                             -
                                            ---------
TOTAL                                       $(123,646)
                                            =========

(2) Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                                        INVESTMENTS IN
                                          SECURITIES
--------------------------------------------------------
                                      FINANCIAL SERVICES
                                      ------------------
Balance, as of December 31, 2008                     $ -
Accrued discounts/premiums                             -
Realized gain (loss)                                   -
Change in unrealized
  appreciation/depreciation                            -
Net purchases (sales)                                  -
Net transfer in                                       23
                                                     ---
Balance, as of June 30, 2009                         $23
                                                     ===

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Portfolio Information as of June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

                                    % OF LONG-TERM
SECTOR ALLOCATION                      INVESTMENTS
--------------------------------------------------
Financials                                     24%
Industrials                                    17
Consumer Services                              12
Technology                                     11
Health Care                                    10
Oil & Gas                                       9
Consumer Goods                                  7
Basic Materials                                 5
Utilities                                       4
Telecommunications                              1

    For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DERIVATIVE INSTRUMENTS

The Series may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series' ability to successfully use a derivative instrument depends on the investment advisor's ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series' investments in these instruments are discussed in detail in the Notes to Financial Statements.

See accompanying notes to financial statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  85

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS:
  Investments at value - unaffiliated (including securities
     loaned of $10,614,935) (cost - $263,535,517)                  $216,815,975
  Investments at value - affiliated (cost - $19,299,320)             19,448,802
  Investments sold receivable                                         1,538,986
  Dividends receivable                                                  206,844
  Contributions receivable from investors                                72,022
  Securities lending income receivable - affiliated                      23,912
  Prepaid expenses                                                        7,814
  Other assets                                                              325
                                                                   ------------
         Total assets                                               238,114,680
                                                                   ------------
LIABILITIES:
  Collateral at value - securities loaned                            11,309,548
  Bank overdraft                                                         40,203
  Investments purchased payable                                         306,295
  Margin variation payable                                               20,478
  Investment advisory fees payable                                        1,487
  Other affiliates payable                                                  924
  Officer's and directors' fees payable                                      19
  Other accrued expenses payable                                         14,198
                                                                   ------------
             Total liabilities                                       11,693,152
                                                                   ------------
NET ASSETS:

  Net assets                                                       $226,421,528
                                                                   ============
NET ASSETS CONSIST OF:
  Investors' capital                                               $273,115,234
  Net unrealized appreciation/depreciation                          (46,693,706)
                                                                   ------------
  Net assets                                                       $226,421,528
                                                                   ============

See accompanying notes to financial statements.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                        $ 1,085,706
   Foreign tax withheld                                                    (854)
   Income - affiliated                                                   24,500
   Securities lending - affiliated                                       80,172
                                                                    -----------
           Total income                                               1,189,524
                                                                    -----------
EXPENSES:
   Professional                                                          35,844
   Accounting services                                                   33,014
   Custodian                                                             21,036
   Investment advisory                                                    9,837
   Officer and directors                                                  8,643
   Printing                                                               7,434
   Miscellaneous                                                          4,970
                                                                    -----------
           Total expenses                                               120,778
   Less fees waived by advisor                                           (9,328)
                                                                    -----------
           Total expenses after fees waived                             111,450
                                                                    -----------
NET INVESTMENT INCOME                                                 1,078,074
                                                                    -----------
REALIZED & UNREALIZED GAIN (LOSS):
   Net realized gain (loss) from:
       Investments                                                   (1,693,925)
       Financial futures contracts                                      830,188
                                                                    -----------
                                                                       (863,737)
                                                                    -----------
   Net change in unrealized appreciation/depreciation on:
       Investments                                                   19,267,754
       Financial futures contracts                                     (610,026)
                                                                    -----------
                                                                     18,657,728
                                                                    -----------
           Total realized and unrealized gain                        17,793,991
                                                                    -----------
   Net increase in net assets resulting from operations             $18,872,065
                                                                    ===========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  87

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2009 (unaudited), and year ended December 31,
2008

----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                6/30/2009         12/31/2008
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                        $  1,078,074      $   4,082,815
  Net realized gain (loss)                                         (863,737)         3,823,597
  Net change in unrealized appreciation/depreciation             18,657,728       (139,131,495)
                                                               -------------------------------
  Net increase (decrease) in net assets resulting
      from operations                                            18,872,065       (131,225,083)
                                                               -------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from contributions                                    27,333,312         92,218,871
  Fair value of withdrawals                                     (19,186,807)       (78,350,356)
                                                               -------------------------------
  Net increase in net assets derived
      from capital transactions                                   8,146,505         13,868,515
                                                               -------------------------------
NET ASSETS:
  Total increase (decrease) in net assets                        27,018,570       (117,356,568)
  Beginning of period                                           199,402,958        316,759,526
                                                               -------------------------------
  End of period                                                $226,421,528      $ 199,402,958
                                                               ===============================

See accompanying notes to financial statements.

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTHS
                                                   ENDED
                                                  JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                    2009           2008         2007         2006         2005          2004
                                                ----------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                             9.35%(1)     (39.13)%       5.22%       15.92%       10.58%        18.43%
                                                ----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                                      0.12%(2)       0.11%        0.08%        0.08%        0.07%         0.09%
                                                ----------------------------------------------------------------------------
Total expenses after fees waived
   and paid indirectly                              0.11%(2)       0.11%        0.08%        0.08%        0.07%         0.09%
                                                ----------------------------------------------------------------------------
Net investment income                               1.10%(2)       1.47%        1.33%        1.66%        1.25%         1.08%
                                                ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $226,422       $199,403     $316,760     $324,343     $252,955      $217,991
                                                ============================================================================
Portfolio turnover                                     7%            33%          33%          24%          18%           23%
                                                ----------------------------------------------------------------------------

(1) Aggregate total investment return.
(2) Annualized.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  89

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION OF INVESTMENTS -- Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

INCOME TAXES -- The Series is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

SECURITIES LENDING -- The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities.

BANK OVERDRAFT -- The Series recorded a bank overdraft, which resulted from estimates of available cash.

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

RECENT ACCOUNTING PRONOUNCEMENT -- In June 2009, Statement of Financial Accounting Standards No. 166, "Accounting for Transfers of Financial Assets -- an amendment of FASB Statement No. 140" ("FAS 166"), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series' financial statement disclosures, if any, is currently being assessed.

OTHER -- Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an international Swap and Derivatives Association, Inc. ("ISDA") Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series derivative financial instruments' payable and/or receivables with collateral held. See Note 1 "Segregation and Collateralization" for additional information with respect to collateral practices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

The Series is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

FINANCIAL FUTURES CONTRACTS -- The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133, "ACCOUNTING FOR DERIVATIVE INVESTMENTS AND HEDGING ACTIVITIES":

              VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009*

                                             LIABILITY DERIVATIVES 2009
                         -------------------------------------------------------
                                  BALANCE SHEET LOCATION                 VALUE
                         ----------------------------------------       --------
Equity contracts**       Net unrealized appreciation/depreciation       $123,646
--------------------------------------------------------------------------------

 * For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

** Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the statement of assets and liabilities.

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

       THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2009

                                              NET REALIZED GAIN FROM DERIVATIVES
                                                      RECOGNIZED IN INCOME
                                             -----------------------------------
                                                  FINANCIAL FUTURES CONTRACTS
                                             -----------------------------------
Equity contracts                                             $830,188
--------------------------------------------------------------------------------

                                           NET CHANGE IN UNREALIZED DEPRECIATION
                                            ON DERIVATIVES RECOGNIZED IN INCOME
                                           -------------------------------------
                                               FINANCIAL FUTURES CONTRACTS
                                           -------------------------------------
Equity contracts                                          $(610,026)
--------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. ("PNC") and Bank of America Corporation ("BAC") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager") the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series' average daily net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver can be discontinued at any time. For the six months ended June 30, 2009, the Series waived $7,979 which is included in fees waived by advisor in the Statement of Operations.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

is investment in affiliated money market funds. For the six months ended June 30, 2009 the Series waived $1,349 which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $1,711 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Master LLC has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending -- affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $19,811 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for the Series' allocated share of compensation paid to the Master LLC's Chief Compliance Officer.

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $24,206,183 and $14,125,969, respectively.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(5) SHORT-TERM BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of (a) federal funds effective rate and
(b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

The extent of the Series' exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series' Statement of Assets and Liabilities. The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

The Series invests a significant portion of its assets in securities in the financials sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financials sector would have a greater impact on this Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADVISORY AGREEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor") with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

The Board of the Master LLC consists of thirteen individuals, eleven of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is

================================================================================

                                                       ADVISORY AGREEMENTS |  99

================================================================================

composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

THE AGREEMENTS

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers' analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting policies approved by the Board;
(i) the use of brokerage commissions and execution quality; (j) BlackRock's implementation of the Master LLC's valuation and liquidity procedures; and (k) periodic updates on BlackRock's business.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

THE APPROVAL PROCESS: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, "Peers") and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale;
(e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by

================================================================================

                                                       ADVISORY AGREEMENTS | 101

================================================================================

BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

NATURE, EXTENT AND QUALITY OF THE SERVICES -- The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Dow Jones Wilshire 4500 Completion Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing Portfolio performance and the Portfolio's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Portfolio's portfolio management team, investments by portfolio managers in the funds they manage, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock's compensation structure

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

THE INVESTMENT PERFORMANCE OF THE PORTFOLIO AND BLACKROCK -- The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio's gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

================================================================================

                                                       ADVISORY AGREEMENTS | 103

================================================================================

CONSIDERATION OF THE ADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE PORTFOLIO -- The Board, including the Independent Board Members, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in the Portfolio's Lipper category. It also compared the Portfolio's total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock's profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock's operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock's operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio's contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio's Peers. The Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Portfolio's total net expenses.

ECONOMIES OF SCALE -- The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

================================================================================

                                                       ADVISORY AGREEMENTS | 105

================================================================================

OTHER FACTORS -- The Board also took into account other ancillary or "fall-out" benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

CONCLUSION -- The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual

================================================================================

106  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

================================================================================

                                                       ADVISORY AGREEMENTS | 107

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                             JP Morgan Chase Bank
                                      3 Chase Metrotech
                                      Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                      State Street Bank and Trust Company
                                      500 College Road East
                                      Princeton, New Jersey 08540
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at usaa.com; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

USAA
9800 Fredericksburg Road                                        --------------
San Antonio, TX 78288                                              PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

[LOGO OF USAA]
     USAA            WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
37757-0809                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.